       As filed via EDGAR with the Securities and Exchange Commission on
                                December 20, 2001

                                                               File No. 811-7841
                                                      Registration No. 333-13319

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                         Pre-Effective Amendment No.     / /
                       Post-Effective Amendment No. 10   /X/
                                      and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                               Amendment No. 12              /X/
                         -------------------------------

                            MUTUAL FUND SELECT TRUST
               (Exact Name of Registrant as Specified in Charter)
                                522 Fifth Avenue
                            New York, New York 10036

               --------------------------------------------------

                     (Address of Principal Executive Office)
       Registrant's Telephone Number, including Area Code: 1-800-348-4782

                                   Copies to:

                Sharon Weinberg                   Sarah E. Cogan, Esq.           John E. Baumgardner, Jr., Esq.
      J.P. Morgan Fund Distributors, Inc.      Simpson Thacher & Bartlett             Sullivan & Cromwell
          1211 Avenue of the Americas             425 Lexington Avenue                 125 Broad Street
            New York, New York 10036            New York, New York 10017           New York, New York 10004
----------------------------------------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

             It is proposed that this filing will become effective:

[X]  Immediately upon filing pursuant to                [ ]  on (date) pursuant to paragraph (b)
       paragraph (b)                                    [ ]  on (date) pursuant to paragraph (a)(1)
[ ]  60 days after filing pursuant to paragraph (a)(1)  [ ]  on (date) pursuant to paragraph (a)(2) rule
[ ]  75 days after filing pursuant to paragraph (a)(2)  485.

                    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  -------------

                                                    PROSPECTUS DECEMBER 20, 2001

        JPMORGAN TAX FREE FUNDS
        SELECT CLASS SHARES

        CALIFORNIA BOND FUND
        INTERMEDIATE TAX FREE INCOME FUND
        NEW JERSEY TAX FREE INCOME FUND
        NEW YORK INTERMEDIATE TAX FREE INCOME FUND
        TAX FREE INCOME FUND





                                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                [LOGO] JP MORGAN FLEMING
                                       Asset Management

CONTENTS

California Bond Fund                                1

Intermediate Tax Free Income Fund                   6

New Jersey Tax Free Income Fund                    11

New York Intermediate Tax Free Income Fund         16

Tax Free Income Fund                               21

The Funds' Management and Administration           26

How Your Account Works                             28

   Buying Fund Shares                              28

   Selling Fund Shares                             29

   Exchanging Fund Shares                          29

   Other Information Concerning The Funds          30

   Distributions and Taxes                         30

Investments                                        32

Risk and Reward Elements                           34

Financial Highlights                               37

How To Reach Us                            Back cover

JPMorgan CALIFORNIA BOND FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in California municipal securities that it believes have the potential to provide high current income which are free from federal and state personal income taxes for California residents. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The Fund may also invest in taxable securities.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund does invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for each of the last four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Lehman Brothers 1-16 Year Municipal Bond Index and the Lehman Brothers California Competitive Intermediate Bond Index (1-17), widely recognized market benchmarks. The benchmark for the Fund will now be the Lehman Brothers California Competitive Intermediate Bond Index (1-17), an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests. This index replaces the Lehman Brothers 1-16 Year Municipal Bond Index which is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance.

For the period from 1/1/97 through 4/30/97, returns reflect performance of the Institutional Class Shares of the Fund. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.00%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1997         7.61%
           1998         5.48%
           1999        -0.78%
           2000        10.14%


BEST QUARTER                 3.46%
                 3rd quarter, 1998

WORST QUARTER               -2.02%
                 2nd quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                                   PAST 1 YEAR   LIFE OF FUND
 ----------------------------------------------------------------------------
 SELECT CLASS SHARES                                  10.14         5.53

 LEHMAN BROTHERS CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (NO EXPENSES)          9.70         5.93

 LEHMAN BROTHERS 1-16 YEAR MUNICIPAL
 BOND INDEX (NO EXPENSES)                              9.32         5.81

 (1) THE FUND COMMENCED OPERATIONS ON 12/23/96.

 (2) THE FUND CHANGED ITS FISCAL YEAR END FROM 4/30 TO 8/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

Annual operating expenses (%) (expenses that are deducted from fund assets)

 MANAGEMENT FEES                                                      0.30
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             0.25
 OTHER EXPENSES(1)                                                    0.33
 --------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                           0.88
 FEE WAIVERS AND EXPENSE  REIMBURSEMENTS(2)                          (0.23)
 --------------------------------------------------------------------------
   NET EXPENSES(2)                                                    0.65

(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.65% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/04.


EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 --------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   66         216         424         1,025

JPMorgan INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN
INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes

- excluded from the federal alternative minimum tax on individuals

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR BOLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS, BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Class Shares (formerly Institutional Shares prior to 9/7/01). The bar chart shows how the performance of the Fund's Shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark, and the Lipper Intermediate Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark. The Fund has chosen the Lehman Competitive Intermediate (1-17 maturities) Index, because it is larger and more accurately reflects the maturity range of securities purchased and the broad market exposure.

The performance for the period before Select Class Shares were launched on 1/1/97 is based on the performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor has been adjusted to reflect the Fund's expense level (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.95%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991         12.20%
           1992          8.71%
           1993         11.78%
           1994         -3.96%
           1995         14.39%
           1996          3.76%
           1997          8.21%
           1998          6.56%
           1999         -0.55%
           2000          8.56%


BEST QUARTER                     5.92%
                     1st quarter, 1995

WORST QUARTER                   -3.52%
                     1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000

                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
 SELECT CLASS SHARES                    8.56           5.26             6.82

 LEHMAN COMPETITIVE INTERMEDIATE

 (1-17 MATURITIES) INDEX(2)
 (NO EXPENSES)                          1.45          31.12               --

 LIPPER INTERMEDIATE MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)         8.67           4.80             6.09

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.20
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.75
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.09)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.66



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.66% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      67         214         392         907

JPMorgan NEW JERSEY TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from the New Jersey gross income tax, that state's personal income tax. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in New Jersey municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New Jersey income taxes, and

- not subject to the federal alternative minimum tax on individuals

The Fund may invest in municipal obligations issued by the State of New Jersey, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON THE MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of New Jersey and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW JERSEY

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Select Class Shares (formerly Institutional Shares prior to 9/7/01) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one year, five years and ten years. It compares the performance to the Lehman Competitive Intermediate (1-17 maturities) Index, the Lehman Municipal Bond Index, the Lehman 7-Year Municipal Bond Index, widely recognized benchmarks, and the Lipper New Jersey Municipal Debt Funds Average. The benchmark for the Fund will now be the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark. The Fund has chosen the Lehman Competitive Intermediate (1-17 maturities) Index, because it is larger and more accurately reflects the maturity range of securities purchased and the broad market exposure.

The performance of the Fund prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.16%.


YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991        10.05%
           1992         6.70%
           1993         9.89%
           1994        -2.38%
           1995        11.72%
           1996         3.16%
           1997         7.66%
           1998         6.20%
           1999        -1.93%
           2000        11.46%

BEST QUARTER                 4.96%
                 4th quarter, 2000

WORST QUARTER               -2.60%
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                     PAST 1 YEAR    PAST 5 YEARS  P AST 10 YEARS
--------------------------------------------------------------------------------
 SELECT CLASS SHARES                    11.46          5.21           6.14

 LEHMAN MUNICIPAL
 BOND INDEX (NO EXPENSES)               11.68          5.84           7.32

 LEHMAN 7-YEAR
 MUNICIPAL BOND INDEX (NO EXPENSES)      9.07          5.39           6.75

 LEHMAN COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(2) (NO
 EXPENSES)                               9.45         31.12             --

 LIPPER NEW JERSEY MUNICIPAL
 DEBT FUNDS AVERAGE (NO EXPENSES)       11.08          4.75           6.57

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.38
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.93
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.18)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.75


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/02 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      82         284         503         1,132

JPMorgan NEW YORK INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New York State and New York City income taxes, and

- not subject to the federal alternative minimum tax on individuals.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Select Class Shares (formerly Institutional Class Shares prior to 9/7/01). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lehman Municipal Bond Index, widely recognized benchmarks, and the Lipper New York Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman NY Competitive Intermediate (1-17 maturities) Index, because it is a more accurate depiction of the risk and performance characteristics of the Fund.

The performance prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.03%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991         11.82%
           1992          9.08%
           1993         11.28%
           1994         -5.81%
           1995         15.42%
           1996          3.06%
           1997          8.46%
           1998          6.45%
           1999         -1.41%
           2000          9.93%


BEST QUARTER                 5.82%
                 1st quarter, 1995

WORST QUARTER               -4.27%
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000

                                       PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
 -------------------------------------------------------------------------------
 SELECT CLASS SHARES                       9.93         5.23          6.64

 LEHMAN MUNICIPAL BOND INDEX
 (NOEXPENSES)                             11.68         5.84          7.32

 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(2) (NO
 EXPENSES)                                 9.66        33.18            --

 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)           12.16         4.88          6.82

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE 10 YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.24
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.79
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.07)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.72


(1) "OTHER EXPENSES" BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL
    YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.72% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
 -----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      74         233         420         960

JPMorgan TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-36.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes, and

- not subject to the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies

(including its investment objective) without shareholder approval.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be riskier than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL AND PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Select Class Shares (formerly Institutional Class Shares prior to 9/7/01). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index.

The performance of the Fund's shares prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 4.99%.

YEAR-BY-YEAR RETURNS(1)

[CHART]

           1991        11.48%
           1992         9.13%
           1993        11.32%
           1994        -3.88%
           1995        14.44%
           1996         4.09%
           1997         9.11%
           1998         6.49%
           1999        -3.26%
           2000        11.68%


 BEST QUARTER                5.72%
                 1st quarter, 1995

 WORST QUARTER              -3.29%
                 1st quarter, 1994

Shows performance over time, for periods ended December 31, 2000

AVERAGE ANNUAL TOTAL RETURNS (%)
                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
 -------------------------------------------------------------------------------
 SELECT CLASS SHARES                   11.68          5.49             6.89

 LEHMAN MUNICIPAL BOND INDEX
 (AFTER EXPENSES)                      11.68          5.84             7.32

 LIPPER GENERAL MUNICIPAL DEBT
 FUNDS INDEX (AFTER EXPENSES)          11.10          4.99             6.79

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM fund ASSETS)

 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.21
--------------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                              0.76
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.01)
--------------------------------------------------------------------------------
   NET EXPENSES(2)                                                       0.75


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 9/7/02 and total annual operating expense thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      77         242         422         942

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund are series of Mutual Fund Select Trust which is a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISERS

JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund and makes the day-to-day investment decisions for those Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001, the adviser to the Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund, and Tax Free Income Fund was The Chase Manhattan Bank and JPMFAM (USA) was the sub-adviser to those Funds

JPMIM and JPMFAM (USA) are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                                    FISCAL
 FUND                                               YEAR END      %
---------------------------------------------------------------------
 CALIFORNIA BOND FUND                               8/31         0.30

 INTERMEDIATE TAX FREE INCOME FUND                  8/31         0.30

 NEW JERSEY TAX FREE INCOME FUND                    8/31         0.30

 NEW YORK INTERMEDIATE TAX FREE INCOME FUND         8/31         0.30

 TAX FREE INCOME FUND                               8/31         0.30


PORTFOLIO MANAGERS

The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATORS

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion the following annual fee on behalf of each Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank, under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs "sweep" programs, cash advances and redemption checks. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to cease offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check clears, which could take 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell Select Class Shares. He or she will send all necessary documents to JPMorgan Fund Services. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or more than 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center at 1-800-348-4782 or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance falls below $1,000,000 for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction doesn't apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Funds may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New Jersey Tax Free Income Fund, New Jersey residents will not have to pay New Jersey personal income taxes on dividends of tax-exempt income from New Jersey municipal obligations. Similarly, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations, and for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and may be rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the Fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the Fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

/X/  Permitted (and if applicable, percentage limitation)
          percentage of total assets         - BOLD
          percentage of net assets           - ITALIC

/ /  Permitted, but not typically used

+    Permitted, but no current intention of use

--   Not permitted


                                                                                                     NEW YORK
                                                                     INTERMEDIATE    NEW JERSEY      INTERMEDIATE
                                                     CALIFORNIA      TAX FREE        TAX FREE        TAX FREE        TAX FREE
RELATED TYPES OF RISK                                BOND            INCOME          INCOME          INCOME          INCOME
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment            / /             / /             / /             / /             / /

credit, currency, liquidity, political               / / Domestic    / / Domestic    / / Domestic    / / Domestic    / / Domestic
                                                         only            only            only            only            only

credit, currency, interest rate, liquidity,
market, political                                    /X/             /X/             /X/             /X/             /X/

credit, environmental, extension, interest
rate, liquidity, market, natural event,
political, prepayment, valuation                     +               +               +               +               +

credit, interest rate, liquidity, market,
valuation                                            /X/             /X/             /X/             /X/             /X/

credit                                               / /             / /             / /             / /             / /

credit                                               / /(1)          / /(1)          / /(1)          / /(1)          / /(1)

credit, currency, interest rate, leverage,
market, political                                    / /             / /             / /             / /             / /

credit, interest rate, leverage, liquidity,
market                                               /X/             /X/             /X/             /X/             /X/

credit, interest rate, market, natural
event, political                                     /X/             /X/             /X/             /X/             /X/

interest rate                                        /X/             /X/             /X/             /X/             /X/

credit, currency, interest rate, liquidity,
market, political, valuation                         /X/             /X/             /X/             /X/             /X/

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 33 1/3% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.



POTENTIAL RISKS

MARKET CONDITIONS                             POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
-  Each Fund's share price, yield, and        -  Bonds have generally outperformed       -  Under normal circumstances the Funds
   total return will fluctuate in                money market investments over the          plan to remain fully invested in
   response to bond market movements             long term, with less risk than stocks      bonds and other fixed income
                                                                                            securities

-  The value of most bonds will fall          -  Most bonds will rise in value when      -  The Funds seek to limit risk and
   when interest rates rise; the longer          interest rates fall                        enhance total return or yields
   a bond's maturity and the lower its                                                      through careful management, sector
   credit quality, the more its value         -  Mortgage-backed and asset-backed           allocation, individual securities
   typically falls                               securities and direct mortgages can        selection, and duration management
                                                 offer attractive returns
-  Adverse market conditions may from                                                    -  During severe market downturns, the
   time to time cause a Fund to take          -  Asset-backed securities (securities        Funds have the option of investing up
   temporary defensive positions that            representing an interest in, or            to 100% of assets in high quality
   are inconsistent with its principal           secured by, a pool of mortgages or         short-term securities
   investment strategies and may hinder          other assets such as receivables) and
   a Fund from achieving its investment          direct mortgages could generate         -  Each adviser monitors interest rate
   objective                                     capital losses or periods of low           trends, as well as geographic and
                                                 yields if they are paid off                demographic information
-  Mortgage-backed and asset-backed              substantially earlier or later than
   securities (securities representing           anticipated
   an interest in, or secured by, a pool
   of mortgages or other assets such as       -  Each Fund is non-diversified, which
   receivables) and direct mortgages             means that a relatively high
   could generate capital losses or              percentage of the Fund's assets may
   periods of low yields if they are             be invested in a limited number of
   paid off substantially earlier or             issuers. Therefore, its performance
   later than anticipated                        may be more vulnerable to changes in
                                                 the market value of a single issuer
                                                 or a group of issuers


CREDIT QUALITY

-  The default of an issuer would leave       -  Investment-grade bonds have a lower     -  Each Fund maintains its own policies
   a Fund with unpaid interest or                risk of default                            for balancing credit quality against
   principal                                                                                potential yields and gains in light
                                              -  Junk bonds offer higher yields and         of its investment goals
-  Junk bonds (those rated BB/Ba or              higher potential gains
   lower) have a higher risk of default,                                                 -  Each adviser develops its own ratings
   tend to be less liquid, and may be                                                       of unrated securities and makes
   more difficult to value                                                                  credit quality determinations for
                                                                                            unrated securities

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-  When a Fund buys securities before         -  A Fund can take advantage of            -  Each Fund segregates liquid assets to
   issue or for delayed delivery, it             attractive transaction opportunities       offset leverage risk
   could be exposed to leverage risk if
   it does not segregate liquid assets


POTENTIAL RISKS                               POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD

MANAGEMENT CHOICES
----------------------------------------------------------------------------------------------------------------------------------
-  A Fund could underperform its              -  A Fund could outperform its benchmark   -  Each adviser focuses its active
   benchmark due to its sector,                  due to these same choices                  management on those areas where it
   securities or duration choices                                                           believes its commitment to research
                                                                                            can most enhance returns and manage
DERIVATIVES                                                                                 risks in a consistent way

-  Derivatives such as futures, options,      -  Hedges that correlate well with         -  The Funds use derivatives, such as
   swaps and forward foreign currency            underlying positions can reduce or         futures, options, swaps and forward
   contracts(1) that are used for                eliminate losses at low cost               foreign currency contracts for
   hedging the portfolio or specific                                                        hedging and for risk management
   securities may not fully offset the        -  A Fund could make money and protect        (i.e., to adjust duration or yield
   underlying positions and this could           against losses if the management's         curve exposure, or to establish or
   result in losses to the Funds that            analysis proves                            adjust exposure to particular
   would not have otherwise occurred             correct                                    securities, markets, or currencies);
                                                                                            risk management may include
-  Derivatives used for risk management       -  Derivatives that involve leverage          management of a Fund's exposure
   may not have the intended effects and         could generate substantial gains at        relative to its benchmark
   may result in losses or missed                low cost
   opportunities                                                                         -  The Funds only establish hedges that
                                                                                            they expect will be highly correlated
-  The counterparty to a derivatives                                                        with underlying positions
   contract could default
                                                                                         -  The Funds (except California Bond
-  Certain types of derivatives involve                                                     Fund) may use derivatives to increase
   costs to the Funds which can reduce                                                      income or gain
   returns
                                                                                         -  While the Funds may use derivatives
-  Derivatives that involve leverage                                                        that incidentally involve leverage,
   could magnify losses                                                                     they do not use them for the specific
                                                                                            purpose of leveraging their
-  Derivatives used for non-hedging                                                         portfolios
   purposes could cause losses that
   exceed the original investment

-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a Fund's
   assets and defer recognition of
   certain of a Fund's losses


SECURITIES LENDING

-  When a Fund lends a security, there        -  A Fund may enhance income through the   -  Each adviser maintains a list of
   is a risk that the loaned securities          investment of the collateral received      approved borrowers
   may not be returned if the borrower           from the borrower
   defaults                                                                              -  The Funds receive collateral equal to
                                                                                            at least 100% of the current value of
-  The collateral will be subject to the                                                    securities loaned
   risks of the securities in which it
   is invested                                                                           -  The lending agents indemnify a Fund
                                                                                            against borrower default

                                                                                         -  Each adviser's collateral investment
                                                                                            guidelines limit the quality and
                                                                                            duration of collateral investment to
                                                                                            minimize losses

                                                                                         -  Upon recall, the borrower must return
                                                                                            the securities loaned within the
                                                                                            normal settlement period


ILLIQUID HOLDINGS

-  A Fund could have difficulty valuing       -  These holdings may offer more           -  No Fund may invest more than 15% of
   these holdings precisely                      attractive yields or potential growth      net assets in illiquid holdings
                                                 than comparable widely traded
-  A Fund could be unable to sell these          securities                              -  To maintain adequate liquidity to
   holdings at the time or price desired                                                    meet redemptions, each Fund may hold
                                                                                            investment-grade short-term
                                                                                            securities (including repurchase
                                                                                            agreements and reverse repurchase
                                                                                            agreements) and, for temporary or
                                                                                            extraordinary purposes, may borrow
                                                                                            from banks up to 33 1/3% of the value
                                                                                            of its total assets or draw on a line
                                                                                            of credit

A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                               POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

-  Increased trading would raise a            -  A Fund could realize gains in a short   -  The Funds may use short-term trading
   Fund's transaction costs                      period of time                             to take advantage of attractive or
                                                                                            unexpected opportunities or to meet
-  Increased short-term capital gains         -  A Fund could protect against losses        demands generated by shareholder
   distributions would raise                     if a bond is overvalued and its value      activity
   shareholders' income tax liability            later falls
                                                                                         -  The Funds' Portfolio Turnover Rate
                                                                                            for the most recent fiscal year is
                                                                                            listed below:

                                                                                            California Bond Fund: 55% (fiscal
                                                                                            year ended 4/30/01) and 29% (5/1/01 -
                                                                                            8/31/01)

                                                                                            Intermediate Tax Free Income Fund:
                                                                                            15% to 43%

                                                                                            New Jersey Tax Free Income Fund: 48%

                                                                                            New York Intermediate Tax Free Income
                                                                                            Fund: 33%

                                                                                            Tax Free Income Fund: 20% to 57%

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN CALIFORNIA BOND FUND


                                                                    4/21/97(1)      YEAR      YEAR     YEAR      YEAR     5/1/01
                                                                       THROUGH     ENDED     ENDED    ENDED     ENDED    THROUGH
PER SHARE DATA:                                                        4/30/97   4/30/98   4/30/99  4/30/00   4/30/01  8/31/01(3)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00    $10.04    $10.35   $10.57    $10.20    $10.53
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                0.01      0.41      0.40     0.41      0.45      0.14
     Net realized and unrealized gain (loss) on investment                0.04      0.31      0.26   (0.36)      0.33      0.41
---------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                     0.05      0.72      0.66     0.05      0.78      0.55

   Distributions to shareholders from:
     Net investment income                                                0.01      0.41      0.40     0.41      0.45      0.14
     Net realized gain                                                      --        --      0.04     0.01        --       .03
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                  0.01      0.41      0.44     0.42      0.45      0.17
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $10.04    $10.35    $10.57   $10.20    $10.53    $10.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              0.51%     7.20%     6.43%    0.60%     7.77%     5.31%
=================================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                       $0        $6        $7      $14       $33       $31

RATIO TO AVERAGE NET ASSETS:
   Net expenses(2)                                                        0.62%     0.65%     0.65%    0.65%     0.65%     0.65%
   Net investment income(2)                                               4.52%     3.94%     3.76%    3.99%     4.25%     3.84%
   Expenses without reimbursement(2)                                      1.17%     1.00%     0.87%    0.85%     0.78%     0.78%
   Net investment income without reimbursements(2)                        3.97%     3.59%     3.54%    3.79%     4.12%     3.71%
Portfolio turnover                                                          40%       44%       40%   87%(2)       55%       29%


 (1) Commencement of operations.
 (2) Short periods have been annualized.
 (3) This year the Fund changed the fiscal year end from 4/30 to 8/31.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND(1)


                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.75    $10.85   $10.93    $10.42    $10.46
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.39      0.56     0.52      0.46      0.44
     Net gains or (losses) in securities (both realized and
      unrealized)                                                            0.10      0.29   (0.39)      0.10      0.52
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.49      0.85     0.13      0.56      0.96

   Less distributions:
     Dividends from net investment income                                    0.39      0.56     0.52      0.46      0.44
     Distributions from capital gains                                          --      0.21     0.12      0.06        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.39      0.77     0.64      0.52      0.44

Net asset value, end of period                                             $10.85    $10.93   $10.42    $10.46    $10.98
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                4.58%     8.08%    1.15%     5.54%     9.35%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                         $631      $717     $729      $694      $728

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.02%     0.02%    0.03%     0.57%     0.74%
   Net investment income(3)                                                 5.40%     5.10%    4.81%     4.49%     4.10%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.50%     0.50%    0.50%     0.66%     0.75%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 4.92%     4.62%    4.34%     4.40%     4.09%
Portfolio turnover rate                                                       60%       71%      62%       60%       43%


 (1) Formerly Chase Vista Select Intermediate Tax Free Income Fund:
     Institutional Shares.

 (2) Commencement of operations.
 (3) Short periods have been annualized.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND(1)


                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.99    $10.04   $10.24     $9.61     $9.73
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.37      0.52     0.49      0.44      0.42
     Net gains or (losses) in securities (both realized and
      unrealized)                                                            0.05      0.24   (0.45)      0.12      0.60
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.42      0.76     0.04      0.56      1.02

   Less distributions:
     Dividends from net investment income                                    0.37      0.52     0.49      0.44      0.42
     Distributions from capital gains                                          --      0.04     0.18        --        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.37      0.56     0.67      0.44      0.42

Net asset value, end of period                                             $10.04    $10.24    $9.61     $9.73    $10.33
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                4.20%     7.82%    0.37%     6.08%    10.69%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                          $64       $71      $68       $73       $82

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.02%     0.02%    0.04%     0.59%     0.75%
   Net investment income(3)                                                 5.52%     5.16%    4.94%     4.67%     4.18%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.57%     0.63%    0.63%     0.82%     0.93%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 4.97%     4.55%    4.35%     4.44%     4.00%
Portfolio turnover rate                                                       14%       60%      24%       48%       48%


 (1) Formerly Chase Vista Select New Jersey Tax Free Income Fund: Institutional Shares.
 (2) Commencement of operations.

 (3) Short periods have been annualized.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND(1)


                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $7.09     $7.15    $7.29     $6.91     $7.01
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.26      0.37     0.35      0.31      0.29
     Net gains or (losses) in securities (both realized
      and unrealized)                                                        0.06      0.21   (0.31)      0.10      0.37
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.32      0.58     0.04      0.41      0.66

   Less distributions:
     Dividends from net investment income                                    0.26      0.37     0.35      0.31      0.29
     Distributions from capital gains                                          --      0.07     0.07        --        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.26      0.44     0.42      0.31      0.29

Net asset value, end of period                                              $7.15     $7.29    $6.91     $7.01     $7.38
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                              4.62%     8.37%    0.38%     6.13%     9.68%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                         $235      $283     $295      $277      $302

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.03%     0.03%    0.04%     0.58%     0.75%
   Net investment income(3)                                                 5.52%     5.08%    4.85%     4.48%     4.10%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.53%     0.53%    0.53%     0.70%     0.79%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 5.02%     4.58%    4.36%     4.36%     4.06%
Portfolio turnover rate                                                       32%       66%      39%       46%       33%


 (1) Formerly Chase Vista New York Intermediate Income Fund: Institutional
     Shares.
 (2) Commencement of operations.

 (3) Short periods have been annualized.
 (4) Total Return figures do not include the effect of any front-end or deferred sales load.

JPMORGAN TAX FREE INCOME FUND(1)


                                                                        1/1/97(2)      YEAR     YEAR      YEAR      YEAR
                                                                          THROUGH     ENDED    ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          8/31/97   8/31/98  8/31/99   8/31/00   8/31/01
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $6.39     $6.45    $6.60     $6.19     $6.25
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.24      0.35     0.34      0.30      0.29
     Net gains or (losses) in securities (both realized
      and unrealized)                                                        0.06      0.21   (0.37)      0.06      0.32
------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        0.30      0.56   (0.03)      0.36      0.61

   Less distributions:
     Dividends from net investment income                                    0.24      0.35     0.34      0.30      0.29
     Distributions from capital gains                                          --      0.06     0.04        --        --
------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                     0.24      0.41     0.38      0.30      0.29

Net asset value, end of period                                              $6.45     $6.60    $6.19     $6.25     $6.57
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                4.86%     8.99%  (0.63%)     6.11%    10.00%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                         $677      $761     $744      $753      $798

RATIOS TO AVERAGES NET ASSETS:
   Expenses(3)                                                              0.02%     0.02%    0.03%     0.57%     0.74%
   Net investment income(3)                                                 5.73%     5.39%    5.25%     4.98%     4.56%
   Expenses without waivers, reimbursements and earnings
    credits(3)                                                              0.49%     0.50%    0.50%     0.66%     0.76%
   Net investment income without waivers, reimbursements
    and earnings credits(3)                                                 5.26%     4.91%    4.78%     4.89%     4.54%
Portfolio turnover rate                                                       48%       47%      39%       35%       57%


 (1) Formerly Chase Vista Select Tax Free Income Fund: Institutional Shares.
 (2) Commencement of operations.

 (3) Short periods have been annualized.

HOW TO REACH US


MORE INFORMATION

For investors who want more information on their Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL  INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.



                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

      The Investment Company Act File No. is 811-7841 for all Funds except
            JPMorgan California Bond Fund, whose File No. is 811-7795

       -C- 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001


                                                                   PR-TFS-1201 X

                                                    PROSPECTUS DECEMBER 20, 2001


JPMORGAN TAX FREE FUNDS
INSTITUTIONAL CLASS SHARES

CALIFORNIA BOND FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO]JPMORGAN Fleming
      Asset Management

CONTENTS

California Bond Fund                                1

New York Intermediate Tax Free Income Fund          6

The Funds' Management and Administration           11

How Your Account Works                             13

   Buying Fund Shares                              13

   Selling Fund Shares                             13

   Other Information Concerning The Funds          14

   Distributions and Taxes                         15

Investments                                        18

Risk and Reward Elements                           20

Financial Highlights                               23

How To Reach Us                            Back cover

JPMorgan CALIFORNIA BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 18-22.

THE FUND'S OBJECTIVE
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests primarily in California municipal securities that it believes have the potential to provide high current income which are free from federal and state personal income taxes for California residents. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The Fund may also invest in taxable securities.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).


At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Inc. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.


The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements.

The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]
WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for each of the last four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year and life of the Fund. It compares that performance to the Lehman Brothers 1-16 Year Municipal Bond Index and the Lehman Brothers California Competitive Intermediate Bond Index (1-17), widely recognized market benchmarks. The benchmark for the Fund will now be the Lehman Brothers California Competitive Intermediate Bond Index (1-17), an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests. This index replaces the Lehman Brothers 1-16 Year Municipal Bond Index, which is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.13%.


YEAR-BY-YEAR RETURNS(1,2)

           1997         7.72%
           1998         5.60%
           1999        -0.61%
           2000        10.18%

BEST QUARTER                 3.44%
                 3rd quarter, 1998
WORST QUARTER               -2.03%
                 2nd quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                                  LIFE OF
                                                    PAST 1 YEAR   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                           10.18        5.65

 LEHMAN BROTHERS CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (NO EXPENSES)          9.70        5.93

 LEHMAN BROTHERS 1-16 YEAR MUNICIPAL
 BOND INDEX (NO EXPENSES)                              9.32        5.81

(1)    THE FUND COMMENCED OPERATIONS ON 12/23/96.

(2)    THIS YEAR THE FUND'S FISCAL YEAR CHANGED TO 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                        30

 DISTRIBUTION (RULE 12b-1) FEES                                       NONE

 SHAREHOLDER SERVICE FEES                                             0.10

 OTHER EXPENSES(1)                                                    0.29
---------------------------------------------------------------------------
   TOTAL ANNUAL OPERATING EXPENSES                                    0.69

 FEE WAIVERS AND REIMBURSEMENTS EXPENSE(2)                           (0.19)
---------------------------------------------------------------------------
   NET EXPENSES(2)                                                    0.50

(1) "OTHER EXPENSES" ARE RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.50% OF THEIR AVERAGE DAILY NET ASSETS FOR A PERIOD OF THREE YEARS THROUGH 9/7/04.


EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


-    net expenses through 9/7/04 and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 YOUR COST ($) (WITH OR
 WITHOUT REDEMPTION)             51          167         331         808

JPMorgan  NEW YORK INTERMEDIATE TAX FREE
          INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 18-22.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN
INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New York State and New York City income taxes, and

-    not subject to the federal alternative minimum tax on individuals.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.


The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Inc. It may also invest in unrated securities of comparable quality.


The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.


Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]
WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Institutional Class Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lehman Municipal Bond Index, widely recognized benchmarks, and the Lipper New York Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman NY Competitive Intermediate (1-17 maturities) Index, because it is a more accurate depiction of the risk and performance characteristics of the Fund.


The performance of the Fund is based on the historical performance of the Select Class Shares of the Fund and the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.04%.


YEAR-BY-YEAR RETURNS(1,2)

           1991         11.82%
           1992          9.08%
           1993         11.28%
           1994         -5.81%
           1995         15.42%
           1996          3.06%
           1997          8.46%
           1998          6.45%
           1999         -1.41%
           2000          9.93%

 BEST QUARTER                5.82%
                 1st quarter, 1995

 WORST QUARTER              -4.27%
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000


                                            PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES(2)                 9.93          5.23           6.64

 LEHMAN MUNICIPAL BOND INDEX
 (NO EXPENSES)                                11.68          5.84           7.32

 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (NO EXPENSES)      9.66         33.18            --

 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)               12.16          4.88           6.82

(1)   THE FUND'S FISCAL YEAR END IS 8/31.
(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE FOR INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

(3)   SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                        0.30
 DISTRIBUTION (RULE 12b-1) FEES                                         NONE
 SHAREHOLDER SERVICE FEES                                               0.10
 OTHER EXPENSES(1)                                                      0.25
 ----------------------------------------------------------------------------
  TOTAL OPERATING EXPENSES                                              0.65
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                             (0.15)
 ----------------------------------------------------------------------------
  NET EXPENSES(2)                                                       0.50



(1)    "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
       YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.50% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


-    net expenses through 9/7/04 and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)       51         166         321         771

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The New York Intermediate Tax Free Income Fund is a series of Mutual Fund Select Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT
ADVISERS

JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the New York Intermediate Tax Free Income Fund and makes the day-to-day investment decisions for this Fund. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the New York Intermediate Tax Free Income Fund was The Chase Manhattan Bank and Chase Fleming Asset Management
(USA) Inc. was the sub-adviser. Effective February 28, 2001, JPMFAM (USA) became the Fund's investment adviser.

JPMIM and JPMFAM (USA) are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year each adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                         FISCAL
 FUND                    YEAR END      %
------------------------------------------
 CALIFORNIA BOND FUND      8/31      0.30

 NEW YORK INTERMEDIATE
 TAX FREE INCOME FUND      8/31      0.30

PORTFOLIO MANAGERS
The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:


0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange. You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the New York Stock Exchange is open. If we receive your order by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get Fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722

or

complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

MINIMUM INVESTMENTS
Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares.


We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:


THROUGH YOUR FINANCIAL SERVICE FIRM
Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.


THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.


REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Institutional Shares for shares of the same class of JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION
CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions.

We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. Similarly, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

                       This page intentionally left blank.

INVESTMENTS
This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.


SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.


SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

       /x/   Permitted (and if applicable, percentage limitation)
                percentage of total assets         - BOLD
                percentage of net assets         - ITALIC
       / /   Permitted, but not typically used
       =     Permitted, but no current intention of use
       --    Not permitted


                                                                                                NEW YORK
                                                                                                INTERMEDIATE
              RELATED TYPES OF RISK                                   CALIFORNIA BOND           TAX FREE INCOME
---------------------------------------------------------------------------------------------------------------------
       credit, interest rate, market, prepayment                        / /                       / /

       credit, currency, liquidity, political                           / / Domestic only         / / Domestic only

       credit, currency, interest rate, liquidity, market,
       political                                                        /x/                       /x/

       credit, environmental, extension, interest
       rate, liquidity, market, natural event,
       political, prepayment, valuation                                  =                         =

       credit, interest rate, liquidity, market, valuation              /x/                       /x/

       credit                                                           / /                       / /

       credit                                                           / /(1)                    / /(1)

       credit, currency, interest rate, leverage,
       market, political                                                / /                       / /

       credit, interest rate, leverage, liquidity, market               /x/                       /x/

       credit, interest rate, market, natural event, political          /x/                       /x/

       interest rate                                                    /x/                       /x/

       credit, currency, interest rate, liquidity, market,
       political, valuation                                             /x/                       /x/


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS


This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.


POTENTIAL RISKS                             POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
-    Each Fund's share price, yield, and    -    Bonds have generally outperformed      -    Under normal circumstances the
     total return will fluctuate in              money market investments over the           Funds plan to remain fully invested
     response to bond market movements           long term, with less risk than              in bonds and other fixed income
-    The value of most bonds will fall           stocks                                      securities
     when interest rates rise; the                                                      -    The Funds seek to limit risk and
     longer a bond's maturity and the       -    Most bonds will rise in value when          enhance total return or yields
     lower its credit quality, the more          interest rates fall                         through careful management, sector
     its value typically falls                                                               allocation, individual securities
-    Adverse market conditions may from     -    Mortgage-backed and asset-backed            selection, and duration management
     time to time cause a Fund to take           securities and direct mortgages can    -    During severe market downturns, the
     temporary defensive positions that          offer attractive returns                    Funds have the option of investing
     are inconsistent with its principal                                                     up to 100% of assets in high
     investment strategies and may          -    Asset-backed securities (securities         quality short-term securities
     hinder a Fund from achieving its            representing an interest in, or        -    Each adviser monitors interest rate
     investment objective                        secured by, a pool of mortgages or          trends, as well as geographic and
-    Mortgage-backed and asset-backed            other assets such as receivables)           demographic information
     securities (securities representing         and direct mortgages could generate
     an interest in, or secured by, a            capital losses or periods of low
     pool of mortgages or other assets           yields if they are paid off
     such as receivables) and direct             substantially earlier or later than
     mortgages could generate capital            anticipated
     losses or periods of low yields if
     they are paid off substantially        -    Each Fund is non-diversified, which
     earlier or later than anticipated           means that a relatively high
                                                 percentage of the Fund's assets may
                                                 be invested in a limited number of
                                                 issuers. Therefore, its performance
                                                 may be more vulnerable to changes
                                                 in the market value of a single
                                                 issuer or a group of issuers

CREDIT QUALITY
-    The default of an issuer would         -    Investment-grade bonds have a lower    -    Each Fund maintains its own
     leave a Fund with unpaid interest           risk of default                             policies for balancing credit
     or principal                                                                            quality against potential yields
-    Junk bonds (those rated BB/Ba or       -    Junk bonds offer higher yields and          and gains in light of its
     lower) have a higher risk of                higher potential gains                      investment goals
     default, tend to be less liquid,
     and may be more difficult to value                                                 -    Each adviser develops its own
                                                                                             ratings of unrated securities and
                                                                                             makes credit quality determinations
                                                                                             for unrated securities

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
-    When a Fund buys securities before     -    A Fund can take advantage of           -    Each Fund segregates liquid assets
     issue or for delayed delivery, it           attractive transaction                      to offset leverage risk
     could be exposed to leverage risk           opportunities
     if it does not segregate liquid
     assets

POTENTIAL RISKS                             POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
-    A Fund could underperform its          -    A Fund could outperform its            -    Each adviser focuses its active
     benchmark due to its sector,                benchmark due to these same choices         management on those areas where it
     securities or duration choices                                                          believes its commitment to research
                                                                                             can most enhance returns and manage
                                                                                             risks in a consistent way

DERIVATIVES
-    Derivatives such as futures,           -    Hedges that correlate well with        -    The Funds use derivatives, such as
     options, swaps and forward foreign          underlying positions can reduce or          futures, options, swaps and forward
     currency contracts(1) that are used         eliminate losses at low cost                foreign currency contracts for
     for hedging the portfolio or           -    A Fund could make money and protect         hedging and for risk management
     specific securities may not fully           against losses if management's              (i.e., to adjust duration or yield
     offset the underlying positions and         analysis proves correct                     curve exposure, or to establish or
     this could result in losses to the     -    Derivatives that involve leverage           adjust exposure to particular
     Funds that would not have otherwise         could generate substantial gains at         securities, markets, or
     occurred                                    low cost                                    currencies); risk management may
-    Derivatives used for risk                                                               include management of a Fund's
     management may not have the                                                             exposure relative to its benchmark
     intended effects and may result in                                                 -    The Funds only establish hedges
     losses or missed opportunities                                                          that they expect will be highly
-    The counterparty to a derivatives                                                       correlated with underlying
     contract could default                                                                  positions
-    Certain types of derivatives                                                       -    The New York Intermediate Tax Free
     involve costs to the Funds which                                                        Income Fund may use derivatives to
     can reduce returns                                                                      increase income or gain
-    Derivatives that involve leverage                                                  -    While the Funds may use derivatives
     could magnify losses                                                                    that incidentally involve leverage,
-    Derivatives used for non-hedging                                                        they do not use them for the
     purposes could cause losses that                                                        specific purpose of leveraging
     exceed the original investment                                                          their portfolios
-    Derivatives may, for tax purposes,
     affect the character of gain and
     loss realized by a Fund, accelerate
     recognition of income to a Fund,
     affect the holding period of a
     Fund's assets and defer recognition
     of certain of a Fund's losses

SECURITIES LENDING
-    When a Fund lends a security, there    -    A Fund may enhance income through      -    Each adviser maintains a list of
     is a risk that the loaned                   the investment of the collateral            approved borrowers
     securities may not be returned if           received from the borrower             -    The Funds receive collateral equal
     the borrower defaults                                                                   to at least 100% of the current
-    The collateral will be subject to                                                       value of securities loaned
     the risks of the securities in                                                     -    The lending agents indemnify a Fund
     which it is invested                                                                    against borrower default
                                                                                        -    Each adviser's collateral
                                                                                             investment guidelines limit the
                                                                                             quality and duration of collateral
                                                                                             investment to minimize losses
                                                                                        -    Upon recall, the borrower must
                                                                                             return the securities loaned within
                                                                                             the normal settlement period

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                             POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
-    A Fund could have difficulty           -    These holdings may offer more          -    No Fund may invest more than 15% of
     valuing these holdings precisely            attractive yields or potential              net assets in illiquid holdings
-    A Fund could be unable to sell              growth than comparable widely          -    To maintain adequate liquidity to
     these holdings at the time or price         traded securities                           meet redemptions, each Fund may
     desired                                                                                 hold investment-grade short-term
                                                                                             securities (including repurchase
                                                                                             agreements and reverse repurchase
                                                                                             agreements) and, for temporary or
                                                                                             extraordinary purposes, may borrow
                                                                                             from banks up to 33 1/3% of the
                                                                                             value of its total assets or draw
                                                                                             on a line of credit

SHORT-TERM TRADING
-    Increased trading would raise a        -    A Fund could realize gains in a        -    The Funds may use short-term
     Fund's transaction costs                    short period of time                        trading to take advantage of
-    Increased short-term capital gains     -    A Fund could protect against losses         attractive or unexpected
     distributions would raise                   if a bond is overvalued and its             opportunities or to meet demands
     shareholders' income tax liability          value later falls                           generated by shareholder activity

                                                                                        -    The Funds' portfolio turnover rate
                                                                                             for the fiscal year ended 4/30/01:
                                                                                             55%, for the period from
                                                                                             5/1/01-8/31/01: 29% is listed
                                                                                             below:

                                                                                             California Bond Fund:

                                                                                             New York Intermediate Tax Free
                                                                                             Income Fund for the most recent
                                                                                             fiscal year:                     33%


FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMorgan California Bond Fund
                                                              12/23/96(1)  YEAR      YEAR      YEAR      YEAR      5/1/01(3)
                                                              THROUGH      ENDED     ENDED     ENDED     ENDED     THROUGH
PER SHARE DATA:                                               4/30/97      4/30/98   4/30/99   4/30/00   4/30/01   8/31/01
Net asset value, beginning of period                          $ 10.00      $  9.90   $ 10.20   $ 10.40   $ 10.03   $  10.36
                                                              -------      -------   -------   -------   -------   --------
   Income from investment operations:
      Net investment income                                      0.16         0.42      0.41      0.42       0.46      0.14
      Net realized and unrealized gain (loss) on investment     (0.10)        0.30      0.25     (0.36)      0.33      0.40
                                                              -------      -------   -------   -------   -------   --------
      Total from investment operations                           0.06         0.72      0.66      0.06       0.79      0.54
   Distributions to shareholders from:
      Net investment income                                     (0.16)       (0.42)    (0.41)    (0.42)     (0.46)     0.14
      Net realized gain                                           --           --      (0.05)    (0.01)       --       0.03
                                                              -------      -------   -------   -------   -------   --------
      Total distributions to shareholders                       (0.16)       (0.42)    (0.46)    (0.43)     (0.46)     0.17
Net asset value, end of period                                $  9.90      $ 10.20   $ 10.40   $ 10.03   $  10.36  $  10.73
TOTAL RETURN                                                     0.56%        7.35%     6.55%     0.70%      7.97%     5.31%
                                                              =======      =======   =======   =======   ========  ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $15          $46       $64       $85       $126      $137
RATIO TO AVERAGE NET ASSETS:
      Net expenses(2)                                            0.45%        0.45%     0.49%     0.50%      0.50%     0.50%
      Net investment income(2)                                   4.43%        4.11%     3.92%     4.19%      4.40%     3.99%
      Expenses without reimbursements(2)                         3.46%        0.79%     0.71%     0.70%      0.59%     0.59%
      Net investment income without reimbursements(2)            1.42%        3.77%     3.70%     3.99%      4.31%     3.90%
Portfolio turnover                                                 40%          44%       40%       87%        55%       29%


(1)    Commencement of operations.
(2)    Short periods have been annualized.
(3)    This year the Fund changed the fiscal year end from 4/30 to 8/31.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL
FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

                        JPMORGAN FUNDS FULFILLMENT CENTER
                                393 MANLEY STREET
                         WEST BRIDGEWATER, MA 02379-1039

   The Investment Company Act File No. for the JPMorgan New York Intermediate
                  Tax Free Income Fund is 811-7841 and for the
                     JPMorgan California Bond Fund 811-07795

       (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001

                                                                   PR-TFI-1201 X

                                                    PROSPECTUS DECEMBER 20, 2001


JPMORGAN TAX FREE FUNDS
CLASS A AND CLASS B SHARES

CALIFORNIA BOND FUND (CLASS A)

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                         [LOGO] JPMORGAN Fleming
                                                         Asset Management

CONTENTS

California Bond Fund                                1


New York Intermediate Tax Free Income Fund          8

Tax Free Income Fund                               15

The Funds' Management and Administration           22

How Your Account Works                             24

   Know Which Classes to Buy                       24

   About Sales Charges                             24

   Buying Fund Shares                              25

   Selling Fund Shares                             27

   Exchanging Fund Shares                          28

   Other Information Concerning The Funds          28

   Distributions and Taxes                         29

Shareholder Services                               31


Investments                                        32

Risk and Reward Elements                           34

Financial Highlights                               36

How To Reach Us                            Back cover

JPMorgan CALIFORNIA BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-35.

THE FUND'S OBJECTIVE
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests primarily in California municipal securities that it believes have the potential to provide high current income which are free from federal and state personal income taxes for California residents. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The Fund may also invest in taxable securities.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Class A Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year and life of the Fund. It compares that performance to the Lehman Brothers 1-16 Year Municipal Bond Index and the Lehman Brothers California Competitive Intermediate Bond Index (1-17), widely recognized market benchmarks. The benchmark for the Fund will now be the Lehman Brothers California Competitive Intermediate Bond Index (1-17), an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests. This index replaces the Lehman Brothers 1-16 Year Municipal Bond Index, which is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance.


The performance of the Class A Shares is based on the historical performance of other share classes of the Fund. During this period, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than these other classes. The performance figures in the bar chart do not reflect any deduction for the front-end load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for Class A Shares reflect the deduction of the maximum front-end sales load.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.00%.


YEAR-BY-YEAR RETURNS(1),(2),(3)

[CHART]

          1997         7.61%
          1998         5.48%
          1999        -0.78%
          2000        10.14%

BEST QUARTER                 3.46%

                 3rd quarter, 1998

 WORST QUARTER              -2.02%

                 2nd quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)


                                                    PAST 1 YEAR  LIFE OF THE FUND
----------------------------------------------------------------------------------------
 CLASS A SHARES(3)                                     5.16        4.33

 LEHMAN BROTHERS CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (NO EXPENSES)          9.70        5.93

 LEHMAN BROTHERS 1-16 YEAR MUNICIPAL
 BOND INDEX (NO EXPENSES)                              9.32        5.81

(1)  THE FUND COMMENCED OPERATIONS ON 12/23/96.


(2)  THIS YEAR THE FUND'S FISCAL YEAR END CHANGED TO 8/31.

(3) THE PERFORMANCE SHOWN ABOVE IS FOR OTHER SHARE CLASSES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS A SHARES AND OTHER SHARE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE OF CLASS A SHARES WOULD BE LOWER BECAUSE CLASS A SHARES HAVE HIGHER EXPENSES THAN THE OTHER SHARE CLASSES.

ESTIMATED INVESTOR EXPENSES FOR CLASS A SHARES
The sales charge and estimated expenses of Class A Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             CLASS A SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) WHEN
 YOU BUY SHARES, SHOWN AS % OF THE
 OFFERING PRICE*                                                 4.50%

 MAXIMUM DEFERRED SALES CHARGE
 (LOAD) SHOWN AS LOWER OF
 ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS                                             NONE

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                   CLASS A SHARES
-----------------------------------------------------------------------------------
 MANAGEMENT FEES                                                         0.30
 DISTRIBUTION (RULE 12b-1) FEES                                          0.25
 SHAREHOLDER SERVICE FEES                                                0.25

 OTHER EXPENSES(1)                                                       0.42
                                                                        -----
 TOTAL OPERATING EXPENSES                                                1.22

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.62)
                                                                        -----
 NET EXPENSES(2)                                                         0.60


(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS A SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.60% OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


-    net expenses through 9/7/02 and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A Shares and your actual costs may be higher or lower.


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST*($)
 (WITH OR WITHOUT REDEMPTION)   528        780         1,052       1,826


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

JPMorgan NEW YORK INTERMEDIATE TAX FREE
         INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-35.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN
INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New York State and New York City income taxes, and

-    not subject to the federal alternative minimum tax on individuals.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.


Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lehman Municipal Bond Index, widely recognized benchmarks, and the Lipper New York Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman NY Competitive Intermediate (1-17 maturities) Index, because it is a more accurate depiction of the risk and performance characteristics of the Fund.

The performance from 1/30/97 until 12/31/00 is based on the Select Class Shares (formerly Institutional Class Shares prior to September 7, 2001. During this period, the actual returns of Class A and Class B Shares would have been lower than shown because Class A and Class B Shares have higher expenses than Select Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end load which is assessed on Class A Shares or the applicable contingent sales load which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B Shares reflect the deduction of the applicable contingent deferred sales load. The performance of the Fund prior to 1/30/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 4.88%.


YEAR-BY-YEAR RETURNS(1),(2)

[CHART]

          1991        11.82%
          1992         9.08%
          1993        11.28%
          1994        -5.81%
          1995        15.42%
          1996         3.06%
          1997         8.46%
          1998         6.45%
          1999        -1.41%
          2000         9.93%

BEST QUARTER                 5.82%

                 1st quarter, 1995

 WORST QUARTER              -4.27%

                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000


                                         PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------------
 CLASS A SHARES(2)                              4.99         4.26          6.16

 CLASS B SHARES(2)                              4.93         4.90          6.65

 LEHMAN MUNICIPAL BOND INDEX
 (NO EXPENSES)                                 11.68         5.84          7.32

 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (NO EXPENSES)       9.66        33.18            --

 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)                12.16         4.88          6.82


(1)  THIS YEAR THE FUND'S FISCAL YEAR END CHANGED TO 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS A AND B SHARES AND SELECT CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR CLASS A AND B SHARES WOULD BE LOWER BECAUSE THEY HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.
(3) REFLECTS THE AVERAGE ANNUAL RETURN SINCE INCEPTION 6/30/93. THE INDEX LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The sales charge and expenses of the Class A and Class B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    CLASS A SHARES     CLASS B SHARES
-------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                           4.50%                NONE

 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS                          NONE                 5.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                    CLASS A SHARES  CLASS B SHARES
------------------------------------------------------------------------------------
 MANAGEMENT FEES                                         0.30           0.30
 DISTRIBUTION (RULE 12b-1) FEES                          0.25           0.75
 SHAREHOLDER SERVICE FEES                                0.25           0.25

 OTHER EXPENSES(1)                                       0.41           0.42
                                                        --------------------
 TOTAL OPERATING EXPENSES                                1.21           1.72

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)              (O.46)         (0.08)
                                                        --------------------
 NET EXPENSES(2)                                         0.75           1.64



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS A SHARES AND CLASS B SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.75% AND 1.64%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


-    net expenses through 9/7/02 and total operating expenses thereafter.


The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES*($)             537        787         1,057       1,824

 CLASS B SHARES**($)            667        837         1,128       1,891


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES($)              169        537         928         1,891

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMorgan TAX FREE INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 32-35.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN
INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

-    excluded from gross income for federal income tax purposes, and

-    not subject to the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies

(including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.


Derivatives may be riskier than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
-    WANT AN INCOME THAT IS EXEMPT FROM FEDERAL AND PERSONAL INCOME TAXES
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index.

The performance from 1/30/97 until 12/31/00 is based on the historical performance of the Select Class Shares (formerly Institutional Class Shares prior to September 7, 2001), a related class of shares. During this period, the actual returns of Class A and Class B Shares would have been lower than shown because Class A and Class B Shares have higher expenses than Select Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end load which is assessed on Class A Shares or the applicable contingent deferred sales load assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B Shares reflect the deduction of the applicable contingent deferred sales load. The performance of the Fund prior to 1/30/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 4.98%.


YEAR-BY-YEAR RETURNS(1),(2)

[CHART]

          1991        11.48%
          1992         9.13%
          1993        11.32%
          1994        -3.88%
          1995        14.44%
          1996         4.09%
          1997         9.11%
          1998         6.49%
          1999        -3.26%
          2000        11.68%

BEST QUARTER                 5.72%

                 1st quarter, 1995

 WORST QUARTER              -3.29%

                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000

                                       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------------
 CLASS A SHARES(2)                        6.71         4.53          6.40

 CLASS B SHARES(2)                        6.68         5.17          6.89

 LEHMAN MUNICIPAL BOND
 INDEX (NO EXPENSES)                     11.68         5.84          7.32

 LIPPER GENERAL MUNICIPAL DEBT
 FUNDS INDEX (NO EXPENSES)               11.10         4.99          6.79

(1)  THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS A AND B SHARES AND SELECT CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE FOR CLASS A AND B SHARES WOULD BE LOWER BECAUSE CLASS A AND B SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The sales charge and expenses of the Class A and Class B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    CLASS A SHARES     CLASS B SHARES
--------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                           4.50%                NONE

 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS                          NONE                 5.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                    CLASS A SHARES     CLASS B SHARES
-------------------------------------------------------------------------------------
 MANAGEMENT FEES                                          0.30            0.30

 DISTRIBUTION (RULE 12b-1) FEES                           0.25            0.75
 SHAREHOLDER SERVICE FEES                                 0.25            0.25
 OTHER EXPENSES(1)                                        0.43            0.44
                                                        ------          ------
 TOTAL OPERATING EXPENSES                                 1.23            1.74

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)               (0.48)          (0.10)
                                                        ------          ------
 NET EXPENSES(2)                                          0.75            1.64



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS A AND CLASS B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% AND 1.64%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 9/7/02 and total annual operating expense thereafter.


The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CLASS A SHARES*($)             538        792         1,065       1,845

 CLASS B SHARES**($)            667        841         1,138       1,912


IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CLASS B SHARES($)              170        541         938         1,912


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES INTO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The New York Intermediate Tax Free Income Fund and Tax Free Income Fund are series of Mutual Fund Select Trust which is a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT
ADVISERS
JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the New York Intermediate Tax Free Income Fund and Tax Free Income Fund and makes the day-to-day investment decisions for those funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the New York Intermediate Tax Free Income Fund and Tax Free Income Fund was The Chase Manhattan Bank and JPMFAM
(USA) was the subadviser.


JPMIM and JPMFAM (USA) are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:


                       FISCAL
 FUND                  YEAR END    %
--------------------------------------------
 CALIFORNIA BOND FUND  8/31      0.30

 NEW YORK INTERMEDIATE
 TAX FREE INCOME FUND  8/31      0.30

 TAX FREE INCOME FUND  8/31      0.30


PORTFOLIO MANAGERS
The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.


THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:


0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Funds have agreements with certain shareholder servicing agents (JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the

Class A and Class B Shares of each Fund held by investors serviced by the shareholder servicing agent.


The advisers and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY
Each Fund may issue multiple classes of shares. This prospectus relates only to Class A Shares of all Funds and Class B Shares of the New York Intermediate Tax Free Income Fund and Tax Free Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES
You may pay a sales charge to buy Class A Shares and you may pay a sales charge with respect to Class B shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the two sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following tables show, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors.

 TOTAL SALES CHARGE FOR FUNDS

                               AS % OF THE   AS %
                               OFFERING      OF NET
 AMOUNT OF                     PRICE         AMOUNT
 INVESTMENT                    PER SHARE     INVESTED
-------------------------------------------------------
 LESS THAN $100,000                 4.50     4.71

 $100,000 BUT UNDER $250,000        3.75     3.90

 $250,000 BUT UNDER $500,000        2.50     2.56

 $500,000 BUT UNDER $1 MILLION      2.00     2.04

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

 YEAR      DEFERRED SALES CHARGE
 1         5%

 2         4%

 3         3%

 4         3%

 5         2%

 6         1%

 7         NONE

 8         NONE

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

GENERAL
The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares, as applicable.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B will generally be the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares in three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC
INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholders Services for details.

Whether you choose Class A Shares or Class B Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.


 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 THE JPMORGAN FUNDS SERVICE CENTER

 1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF          INITIAL           ADDITIONAL
 ACCOUNT          INVESTMENT        INVESTMENTS
---------------------------------------------------
 REGULAR ACCOUNT    $2,500              $100

 SYSTEMATIC
 INVESTMENT PLAN(1) $1,000              $100

 IRAS               $1,000              $100

 SEP-IRAS           $1,000              $100

 EDUCATION IRAS     $  500              $100

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A Shares or Class B Shares.

SELLING FUND SHARES
You can sell your shares three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records. Or
Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC
WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service
Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. See Shareholder Services for details.

GENERAL
If you exchange Class B shares of a Fund for Class B shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or more than 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.


OTHER INFORMATION
CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The Funds may issue multiple classes of shares. This prospectus relates only Class A and Class B Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. Similarly, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES


SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also chose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE
You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class B Shares.

INVESTMENTS

This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.


SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.


SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

/X/     Permitted (and if applicable,
        percentage limitation)
               percentage of total assets       - BOLD
               percentage of net assets         - ITALIC
/ /     Permitted, but not typically used
+       Permitted, but no current intention of use
--      Not permitted


              RELATED TYPES OF RISK                                            NEW YORK
                                                            CALIFORNIA       INTERMEDIATE         TAX FREE
                                                               BOND         TAX FREE INCOME        INCOME
---------------------------------------------------------------------------------------------------------------------------
       credit, interest rate, market, prepayment               / /               / /                / /

       credit, currency, liquidity, political                  / /Domestic only  / /Domestic only   / /Domestic only

       credit, currency, interest rate, liquidity, market,
       political                                               /X/               /X/                /X/

       credit, environmental, extension, interest
       rate, liquidity, market, natural event,
       political, prepayment, valuation                         +                 +                  +

       credit, interest rate, liquidity, market, valuation     /X/               /X/                /X/

       credit                                                  / /               / /                / /

       credit                                                  / /(1)            / /(1)             / /(1)

       credit, currency, interest rate, leverage,
       market, political                                       / /               / /                / /

       credit, interest rate, leverage, liquidity, market      /X/               /X/                /X/

       credit, interest rate, market, natural event, political /X/               /X/                /X/(1)


       interest rate                                           /X/               /X/                /X/

       credit, currency, interest rate, liquidity, market,
       political, valuation                                    /X/               /X/                /X/


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.


POTENTIAL RISKS                            POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
-    Each Fund's share price, yield, and   -    Bonds have generally outperformed          -    Under normal circumstances the
     total return will fluctuate in             money market investments over the               Funds plan to remain fully invested
     response to bond market movements          long term, with less risk than                  in bonds and other fixed income
                                                stocks                                          securities
-    The value of most bonds will fall
     when interest rates rise; the         -    Most bonds will rise in value when         -    The Funds seek to limit risk and
     longer a bond's maturity and the           interest rates fall                             enhance total return or yields
     lower its credit quality, the more                                                         through careful management, sector
     its value typically falls             -    Mortgage-backed and asset-backed                allocation, individual securities
                                                securities and direct mortgages can             selection, and duration management
-    Adverse market conditions may from         offer attractive returns
     time to time cause a Fund to take                                                     -    During severe market downturns, the
     temporary defensive positions that    -    Asset-backed securities (securities             Funds have the option of investing
     are inconsistent with its principal        representing an interest in, or                 up to 100% of assets in high
     investment strategies and may              secured by, a pool of mortgages or              quality short-term securities
     hinder a Fund from achieving its           other assets such as receivables)
     investment objective                       and direct mortgages could generate        -    Each adviser monitors interest rate
                                                capital losses or periods of low                trends, as well as geographic and
-    Mortgage-backed and asset-backed           yields if they are paid off                     demographic information
     securities (securities representing        substantially earlier or later than
     an interest in, or secured by, a           anticpated
     pool of mortgages or other assets
     such as receivables) and direct       -    Each Fund is non-diversified, which
     mortgages could generate capital           means that a relatively high
     losses or periods of low yields if         percentage of the Fund's assets may
     they are paid off substantially            be invested in a limited number of
     earlier or later than anticipated          issuers. Therefore, its performance
                                                may be more vulnerable to changes
                                                in the market value of a single
                                                issuer or a group of issuers

CREDIT QUALITY

-    The default of an issuer would        -    Investment-grade bonds have a lower        -    Each Fund maintains its own
     leave a Fund with unpaid interest          risk of default                                 policies for balancing credit
     or principal                                                                               quality against potential yields
                                           -    Junk bonds offer higher yields and              and gains in light of its
-    Junk bonds (those rated BB/Ba or           higher potential gains                          investment goals
     lower) have a higher risk of
     default, tend to be less liquid,                                                      -    Each adviser develops its own
     and may be more difficult to value                                                         ratings of unrated securities and
                                                                                                makes a credit quality
                                                                                                determination for unrated
                                                                                                securities

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-    When a Fund buys securities before    -    A Fund can take advantage of              -     Each Fund segregates liquid assets
     issue or for delayed delivery, it          attractive transaction                          to offset leverage risk
     could be exposed to leverage risk          opportunities
     if it does not segregate liquid
     assets

MANAGEMENT CHOICES

-    A Fund could underperform its         -    A Fund could outperform its               -     Each adviser focuses its active
     benchmark due to its sector,               benchmark due to these same choices             management on those areas where it
     securities or duration choices                                                             believes its commitment to research
                                                                                                can most enhance returns and manage
                                                                                                risks in a consistent way


                   34

POTENTIAL RISKS                            POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-    Derivatives such as futures,          -    Hedges that correlate well with            -    The Funds use derivatives, such as
     options, swaps and forward foreign         underlying positions can reduce or              futures, options, swaps and forward
     currency contracts(1) that are used        eliminate losses at low cost                    foreign currency contracts for
     for hedging the portfolio or                                                               hedging and for risk management
     specific securities may not fully     -    A Fund could make money and protect             (i.e., to adjust duration or yield
     offset the underlying positions and        against losses if management's                  curve exposure, or to establish or
     this could result in losses to the         analysis proves correct                         adjust exposure to particular
     Funds that would not have otherwise                                                        securities, markets, or
     occurred                              -    Derivatives that involve leverage               currencies); risk management may
                                                could generate substantial gains at             include management of a Fund's
-    Derivatives used for risk                  low cost                                        exposure relative to its benchmark
     management may not have the
     intended effects and may result in                                                    -    The Funds only establish hedges
     losses or missed opportunities                                                             that they expect will be highly
                                                                                                correlated with underlying
-    The counterparty to a derivatives                                                          positions
     contract could default
                                                                                           -    The New York Intermediate Tax Free
-    Certain types of derivatives                                                               and Tax Free Income Funds may use
     involve costs to the Funds which                                                           derivatives to increase income or
     can reduce returns                                                                         gain

-    Derivatives that involve leverage                                                     -    While the Funds may use derivatives
     could magnify losses                                                                       that incidentally involve leverage,
                                                                                                they do not use them for the
-    Derivatives used for non-hedging                                                           specific purpose of leveraging
     purposes could cause losses that                                                           their portfolios
     exceed the original investment

-    Derivatives may, for tax purposes,
     affect the character of gain and
     loss realized by the Funds,
     accelerate recognition of income to
     the Funds, affect the holding
     period of the Fund's assets and
     defer recognition of certain of the
     Fund's losses

SECURITIES LENDING

-    When a Fund lends a security, there   -    A Fund may enhance income through          -    Each adviser maintains a list of
     is a risk that the loaned                  the investment of the collateral                approved borrowers
     securities may not be returned if          received from the borrower
     the borrower defaults                                                                 -    The Funds receive collateral equal
                                                                                                to at least 100% of the current
-    The collateral will be subject to                                                          value of securities loaned
     the risks of the securities in
     which it is invested                                                                  -    The lending agents indemnify a Fund
                                                                                                against borrower default

                                                                                           -    Each adviser's collateral
                                                                                                investment guidelines limit the
                                                                                                quality and duration of collateral
                                                                                                investment to minimize losses

                                                                                           -    Upon recall, the borrower must
                                                                                                return the securities loaned within
                                                                                                the normal settlement period

ILLIQUID HOLDINGS

-    A Fund could have difficulty          -    These holdings may offer more              -    No Fund may invest more than 15% of
     valuing these holdings precisely           attractive yields or potential                  net assets in illiquid holdings
                                                growth than comparable widely
                                                traded securities                          -    To maintain adequate liquidity to
                                                                                                meet redemptions, each Fund may
-    A Fund could be unable to sell                                                             hold investment-grade short-term
     these holdings at the time or price                                                        securities (including repurchase
     desired                                                                                    agreements and reverse repurchase
                                                                                                agreements) and, for temporary or
                                                                                                extraordinary purposes, may borrow
                                                                                                from banks up to 33 1/3% of the
                                                                                                value of its total assets or draw
                                                                                                on a line of credit

SHORT-TERM TRADING

-    Increased trading would raise a       -    A Fund could realize gains in a            -    The Funds may use short-term
     Fund's transaction costs                   short period of time                            trading to take advantage of
                                                                                                attractive or unexpected
-    Increased short-term capital gains    -    A Fund could protect against losses             opportunities or to meet demands
     distributions would raise                  if a bond is overvalued and its                 generated by shareholder activity.
     shareholders' income tax liability         value later falls
                                                                                           -    The Funds' portfolio turnover rate
                                                                                                is listed below:

                                                                                           -    California Bond Fund: for the
                                                                                                fiscal year ended 4/30/01: 55%, for
                                                                                                the period from 5/1/01 to 8/31/01:
                                                                                                29% New York Intermediate Tax Free
                                                                                                Income Fund for the most recent
                                                                                                fiscal year: 33% Tax Free Income
                                                                                                Fund: 57%


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

                                                                                            A SHARES   B SHARES
                                                                                           2/16/01(1) 2/16/01(1)
                                                                                             THROUGH   THROUGH
                                                                                             8/31/01   8/31/01
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                           $7.22     $7.22
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                                      0.15      0.12

     Net gains or (losses) in securities (both realized and unrealized)                         0.15      0.16
                                                                                               -----     -----

     Total from investment operations                                                           0.30      0.28

   Less distributions:

     Dividends from net investment income                                                       0.15      0.12

     Distributions from capital gains                                                             --        --
                                                                                               -----     -----

   Total distributions                                                                          0.15      0.12
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $7.37     $7.38
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                                                4.26%     3.91%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                            $117       $12
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------
   Expenses(3)                                                                                 0.75%     1.64%
----------------------------------------------------------------------------------------------------------------
   Net investment income(3)                                                                    4.10%     3.21%
----------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits(3)                            1.21%     1.72%
----------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits(3)               3.64%     3.13%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                                                       33%       33%
----------------------------------------------------------------------------------------------------------------

(1)  The Shares commenced operations on 2/16/01.
(2) Total returns are calculated before taking into account effect of front end or deferred sales charge.
(3)  Annualized.
(4)  Not annualized.

JPMORGAN TAX FREE INCOME FUND

                                                                                                 A SHARES   B SHARES
                                                                                                2/16/01(1) 2/16/01(1)
                                                                                                  THROUGH   THROUGH
                                                                                                  8/31/01   8/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                $6.44     $6.44
-----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                                           0.15      0.12

     Net gains or (losses) in securities (both realized and unrealized)                              0.13      0.14
                                                                                                    -----     -----

     Total from investment operations                                                                0.28      0.26
                                                                                                    -----     -----

   Less distributions:

     Dividends from net investment income                                                            0.15      0.12

     Distributions from capital gains                                                                  --        --
                                                                                                    -----     -----

   Total distributions                                                                               0.15      0.12
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                      $6.57     $6.58
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                                                     4.46%     4.13%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                                  $59        $7
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
   Expenses(3)                                                                                      0.75%     1.64%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income(3)                                                                         4.55%     3.66%
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits(3)                                 1.23%     1.74%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits(3)                    4.07%     3.56%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                                                            57%       57%
-----------------------------------------------------------------------------------------------------------------------

(1)  The Shares commenced operations on 2/16/01.
(2) Total returns are calculated before taking into account effect of front end or deferred sales charge.
(3)  Annualized.
(4)  Not annualized.

                        This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


      The Investment Company Act File No. is 811-7841 for all Funds except
           JPMorgan California Bond Fund, whose file No. is 811-7795
      (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001


                                                                  PR-TFAB-1201 X

                                                    PROSPECTUS DECEMBER 20, 2001


JPMORGAN TAX FREE FUNDS

INSTITUTIONAL CLASS SHARES



INTERMEDIATE TAX FREE INCOME FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO]
JPMORGAN FLEMING
ASSET MANAGEMENT

CONTENTS

Intermediate Tax Free Income Fund                      1

The Fund's Management and Administration               6

How Your Account Works                                 7

   Buying Fund Shares                                  7

   Selling Fund Shares                                 7

   Other Information Concerning The Fund               8

   Distributions and Taxes                             9

Investments                                           10

Risk and Reward Elements                              12

How To Reach Us                               Back cover

                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 10-14.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN
INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes

- excluded from the federal alternative minimum tax on individuals

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-  WANT AN INCOME THAT IS EXEMPT FROM FEDERAL INVESTMENT INCOME TAXES


THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-  REQUIRE STABILITY OF PRINCIPAL

-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Institutional Class Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years. It compares the performance to the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark, and the Lipper Intermediate Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark. The Fund has chosen the Lehman Competitive Intermediate (1-17 maturities) Index, because it is larger and more accurately reflects the maturity range of securities purchased and the broad market exposure.


The performance of the Fund is based on the historical performance of the Select Class Shares of the Fund and the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.86%.

YEAR-BY-YEAR RETURNS(1)


[GRAPH]

1991        12.20%
1992         8.71%
1993        11.78%
1994        -3.96%
1995        14.39%
1996         3.76%
1997         8.21%
1998         6.56%
1999        -0.55%
2000         8.56%

BEST QUARTER                 5.92%

                 1st quarter, 1995

WORST QUARTER              -3.52%

                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000


                                      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
 INSTITUTIONAL CLASS SHARES(2)            8.56         5.26          6.82

 LEHMAN COMPETITIVE INTERMEDIATE

 (1-17 MATURITIES) INDEX(3) (NO EXPENSES) 9.45         31.12           --

 LIPPER INTERMEDIATE MUNICIPAL

 DEBT FUNDS INDEX (NO EXPENSES)           8.67         4.80          6.09

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE OF INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT SELECT CLASS SHARES HAVE DIFFERENT EXPENSES THAN INSTITUTIONAL CLASS SHARES.

(3) SINCE THIS INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)


 MANAGEMENT FEES                                                       0.30
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(1)                                                     0.20
----------------------------------------------------------------------------
   TOTAL OPERATING EXPENSES                                            0.60
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                               (0.10)
----------------------------------------------------------------------------
   NET EXPENSES(2)                                                     0.50


(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.50% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 9/7/04 and total operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   51         164         307         723

                    THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Select Trust which is a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser for the Fund and makes the day-to-day investment decisions. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank and Chase Fleming Asset Management (USA) Inc. was the sub-adviser. Effective February 28, 2001 JPMFAM (USA) became the Fund's investment adviser.


JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser was paid management fees (net of waivers) of 0.30% as a percentage of average daily net assets.

PORTFOLIO MANAGERS
The Fund is managed by a team of individuals at JPMFAM (USA).

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of the Fund for administrative services:


0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of the Fund held by investors serviced by the shareholder servicing agent.


The adviser and/or J.P.Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the New York Stock Exchange is open. If we receive your order by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call:
JPMorgan Institutional Funds Service Center at 1-800-766-7722

or

complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional
Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

MINIMUM INVESTMENTS

Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRM
Tell your firm you want to sell shares of the Fund. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.


THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Institutional Shares for shares of the same class or Ultra Class Shares in certain other JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional
Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily and distributes any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-  reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.


REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUND:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

[X]   Permitted (and if applicable, percentage limitation)
      percentage of total assets - BOLD
      percentage of net assets - ITALIC
[ ]   Permitted, but not typically used
 +    Permitted, but no current intention of use

      RELATED TYPES OF RISK

credit, interest rate, market, prepayment                 [ ]

credit, currency, liquidity, political                    [ ]Domestic
                                                             only
credit, currency, interest rate, liquidity, market,
political                                                 [X]

credit, environmental, extension, interest
rate, liquidity, market, natural event,
political, prepayment, valuation                           +

credit, interest rate, liquidity, market, valuation       [X]

credit                                                    [ ]

credit                                                    [ ]

credit                                                    [ ](1)

credit, interest rate, leverage, liquidity, market        [X]

credit, interest rate, market, natural event, political   [X]

interest rate                                             [X]

credit, currency, interest rate, liquidity, market,
political, valuation                                      [X]

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUND

This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.


POTENTIAL RISKS                             POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
-  The Fund's share price, yield, and       -  Bonds have generally outperformed         -  Under normal circumstances the Fund
   total return will fluctuate in              money market investments over the            plans to remain fully invested in
   response to bond market movements           long term, with less risk than stocks        bonds and other fixed income
-  The value of most bonds will fall        -  Most bonds will rise in value when           securities
   when interest rates rise; the longer        interest rates fall                       -  The Fund seeks to limit risk and
   a bond's maturity and the lower its      -  Mortgage-backed and asset-backed             enhance total return or yields
   credit quality, the more its value          securities and direct mortgages can          through careful management, sector
   typically falls                             offer attractive returns                     allocation, individual securities
-  Adverse market conditions may from       -  Asset-backed securities (securities          selection, and duration management
   time to time cause the Fund to take         representing an interest in, or           -  During severe market downturns, the
   temporary defensive positions that          secured by, a pool of mortgages or           Fund has the option of investing up
   are inconsistent with its principal         other assets such as receivables) and        to 100% of assets in high quality
   investment strategies and may hinder        direct mortgages could generate              short-term securities
   the Fund from achieving its                 capital losses or periods of low          -  The adviser monitors interest rate
   investment objective                        yields if they are paid off                  trends, as well as geographic and
-  Mortgage-backed and asset-backed            substantially earlier or later than          demographic information
   securities (securities representing         anticipated
   an interest in, or secured by, a pool    -  The Fund is non-diversified, which
   of mortgages or other assets such as        means that a relatively high
   receivables) and direct mortgages           percentage of the Fund's assets may
   could generate capital losses or            be invested in a limited number of
   periods of low yields if they are           issuers. Therefore, its performance
   paid off substantially earlier or           may be more vulnerable to changes in
   later than anticipated                      the market value of a single issuer
                                               or a group of issuers

CREDIT QUALITY

-  The default of an issuer would leave     -  Investment-grade bonds have a lower       -  The Fund maintains its own policies
   the Fund with unpaid interest or            risk of default                              for balancing credit quality against
   principal                                -  Junk bonds offer higher yields and           potential yields and gains in light
-  Junk bonds (those rated BB/Ba or            higher potential gains                       of its investment goals
   lower) have a higher risk of default,                                                 -  The adviser develops its own ratings
   tend to be less liquid, and may be                                                       of unrated securities and makes
   more difficult to value                                                                  credit quality determinations for
                                                                                            unrated securities
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-  When the Fund buys securities before     -  The Fund can take advantage of            -  The Fund segregates liquid assets to
   issue or for delayed delivery, it           attractive transaction opportunities         offset leverage risk
   could be exposed to leverage risk if
   it does not segregate liquid assets


POTENTIAL RISKS                             POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
MANAGEMENT CHOICES

-  The Fund could underperform its          -  The Fund could outperform its             -  The adviser focuses its active
   benchmark due to its sector,                benchmark due to these same choices          management on those areas where it
   securities or duration choices                                                           believes its commitment to research
                                                                                            can most enhance returns and manage
                                                                                            risks in a consistent way
DERIVATIVES

-  Derivatives such as futures, options,    -  Hedges that correlate well with           -  The Fund uses derivatives, such as
   swaps and forward foreign currency          underlying positions can reduce or           futures, options, swaps and forward
   contracts(1) that are used for              eliminate losses at low cost                 foreign currency contracts for
   hedging the portfolio or specific        -  The Fund could make money and protect        hedging and for risk management
   securities may not fully offset the         against losses if management's               (i.e., to adjust duration or yield
   underlying positions and this could         analysis proves correct                      curve exposure, or to establish or
   result in losses to the Fund that        -  Derivatives that involve leverage            adjust exposure to particular
   would not have otherwise occurred           could generate substantial gains at          securities, markets, or currencies);
-  Derivatives used for risk management        low cost                                     risk management may include
   may not have the intended effects and                                                    management of the Fund's exposure
   may result in losses or missed                                                           relative to its benchmark
   opportunities                                                                         -  The Fund only establishes hedges that
-  The counterparty to a derivatives                                                        it expects will be highly correlated
   contract could default                                                                   with underlying positions
-  Certain types of derivatives involve                                                  -  The Fund may use derivatives to
   costs to the Fund which can reduce                                                       increase income or gain
   returns                                                                               -  While the Fund may use derivatives
-  Derivatives that involve leverage                                                        that incidentally involve leverage,
   could magnify losses                                                                     it does not use them for the specific
-  Derivatives used for non-hedging                                                         purpose of leveraging its portfolio
   purposes could cause losses that
   exceed the original investment
-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by the Fund, accelerate
   recognition of income to the Fund,
   affect the holding period of the
   Fund's assets and defer recognition
   of certain of the Fund's losses.

  SECURITIES LENDING

-  When the Fund lends a security, there    -  The Fund may enhance income through       -  The adviser maintains a list of
   is a risk that the loaned securities        the investment of the collateral             approved borrowers
   may not be returned if the borrower         received from the borrower                -  The Fund receives collateral equal to
   defaults                                                                                 at least 100% of the current value of
-  The collateral will be subject to the                                                    securities loaned
   risks of the securities in which it                                                   -  The lending agents indemnify the Fund
   is invested                                                                              against borrower default
                                                                                         -  The adviser's collateral investment
                                                                                            guidelines limit the quality and
                                                                                            duration of collateral investment to
                                                                                            minimize losses
                                                                                         -  Upon recall, the borrower must return
                                                                                            the securities loaned within the
                                                                                            normal settlement period

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                             POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
ILLIQUID HOLDINGS

-  The Fund could have difficulty           -  These holdings may offer more             -  No Fund may invest more than 15% of
   valuing these holdings precisely            attractive yields or potential growth        net assets in illiquid holdings
-  The Fund could be unable to sell            than comparable widely traded             -  To maintain adequate liquidity to
   these holdings at the time or price         securities                                   meet redemptions, the Fund may hold
   desired                                                                                  investment-grade short-term
                                                                                            securities (including repurchase
                                                                                            agreements and reverse repurchase
                                                                                            agreements) and, for temporary or
                                                                                            extraordinary purposes, may borrow
                                                                                            from banks up to 33 1/3% of the value
                                                                                            of its total assets or draw on a line
                                                                                            of credit

  SHORT-TERM TRADING

-  Increased trading would raise the        -  The Fund could realize gains in a         -  The Fund may use short-term trading
   Fund's transaction costs                    short period of time                         to take advantage of attractive or
-  Increased short-term capital gains       -  The Fund could protect against losses        unexpected opportunities or to meet
   distributions would raise                   if a bond is overvalued and its value        demands generated by shareholder
   shareholders' income tax liability          later falls                                  activity
                                                                                         -  The Fund's Portfolio Turnover Rate
                                                                                            for the most recent fiscal year was
                                                                                            43%

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL
FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039



             The Fund's Investment Company Act File No. is 811-7841



      (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001

                                                                  PR-ITFII-1201X

                                                    PROSPECTUS DECEMBER 20, 2001



JPMORGAN TAX FREE FUNDS

CLASS A SHARES

INTERMEDIATE TAX FREE INCOME FUND






                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                                     [LOGO]JPMORGAN FLEMING
                                                           ASSET MANAGEMENT

CONTENTS

Intermediate Tax Free Income Fund                      1

The Fund's Management and Administration               8

How Your Account Works                                 9

   About Sales Charges                                 9

   Buying Fund Shares                                  9

   Selling Fund Shares                                11

   Other Information Concerning The Fund              12

   Distributions and Taxes                            13

Shareholder Services                                  14

Investments                                           16

Risk and Reward Elements                              18

How To Reach Us                               Back cover

JPMorgan INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 16-19.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes

- excluded from the federal alternative minimum tax on individuals

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch, Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.


Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market funds, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-    WANT AN INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-    REQUIRE STABILITY OF PRINCIPAL

-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Class A Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years. It compares the performance to the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark, and the Lipper Intermediate Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman Competitive Intermediate (1-17 maturities) Index, a widely recognized benchmark. The Fund has chosen the Lehman Competitive Intermediate (1-17 maturities) Index, because it is larger and more accurately reflects the maturity range of securities purchased and the broad market exposure.

The performance from 1/1/97 until 12/31/00 is based on that of the Select Class Shares (formerly Institutional Class Shares prior to 9/7/01). During this period, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Select Class Shares. The performance figures in the bar chart do not reflect the front-end sales load assessed on Class A Shares. The performance figures in the table reflect the deduction of the maximum front-end sales load. For Class A Shares the performance of the Fund prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

1991         12.20%
1992          8.71%
1993         11.78%
1994         -3.96%
1995         14.39%
1996          3.76%
1997          8.21%
1998          6.56%
1999         -0.55%
2000          8.56%

-----------------------------------
BEST QUARTER                  5.92%
-----------------------------------
                 1st quarter, 1995
-----------------------------------
WORST QUARTER                -3.52%
-----------------------------------
                 1st quarter, 1994
-----------------------------------


The Fund's year-to-date total return as of 9/30/01 was 5.95%.

(1)  The Fund's fiscal year end is 8/31.

(2) The peformance shown above is for Select Class Shares, which are not offered in this prospectus. The Class A Shares and Select Class Shares are invested in the same portfolio of securities. However, the performance for Class A Shares would be lower because they have higher expenses than Select Class Shares.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000

                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------
CLASS A SHARES(2)                        8.56         5.26          6.82
------------------------------------------------------------------------------
LEHMAN COMPETITIVE INTERMEDIATE
(1-17 MATURITIES) INDEX(3)(NO EXPENSES)  9.45        31.12            --
------------------------------------------------------------------------------
LIPPER INTERMEDIATE MUNICIPAL
DEBT FUNDS INDEX (NO EXPENSES)           8.67         4.80          6.09
------------------------------------------------------------------------------


(1)  The Fund's fiscal year end is 8/31.


(2) The peformance shown above is for Select Class Shares, which are not offered in this prospectus. The Class A Shares and Select Class Shares are invested in the same portfolio of securities. However, the performance for Class A Shares would be lower because they have higher expenses than Select Class Shares.

(3)  Since this Index started 7/93, it lacks a complete ten years of history.

ESTIMATED INVESTOR EXPENSES FOR CLASS A SHARES


The sales charge and estimated expenses of the Class A Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A
------------------------------------------------------------------------
MAXIMUM SALES CHARGE                                             4.50%
(LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF
THE OFFERING PRICE*
------------------------------------------------------------------------
MAXIMUM DEFERRED SALES                                           NONE
CHARGE (LOAD) SHOWN AS
LOWER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS
------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                       0.30
DISTRIBUTION (RULE 12b-1) FEES                                        0.25
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                     0.52
--------------------------------------------------------------------------
   TOTAL ANNUAL OPERATING EXPENSES                                    1.32
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                           (0.57)
--------------------------------------------------------------------------
   NET EXPENSES(2)                                                    0.75


(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Class A Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of its average daily net assets until 9/7/02.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 9/7/02 and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Class A Shares and your actual costs may be higher or lower.


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
YOUR COSTS* ($)
(with or without redemption)    542        814         1,106       1,937


* Assumes sales charge is deducted when shares are purchased.

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Intermediate Tax Free Income Fund is a series of Mutual Fund Select Trust which is a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISERS


JPMFAM (USA) is the investment adviser for the Intermediate Tax Free Income Fund and makes the day-to-day investment decisions for those funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank and Chase Fleming Asset Management (USA) Inc. was the sub-adviser. Effective February 28, 2001 JPMFAM (USA) became the Fund's investment adviser.


JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser was paid management fees (net of waivers) of 0.30% as a percentage of average net assets.

PORTFOLIO MANAGERS

The Fund is managed by a team of individuals at JPMFAM (USA).

THE FUND'S ADMINISTRATOR


JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:


0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A Shares of each Fund held by investors serviced by the shareholder servicing agent.


The adviser and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES

You may pay a sales charge to buy Class A Shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares.

There are a number of plans and special discounts which can decrease or eliminate these charges.

The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

TOTAL SALES CHARGE FOR THE FUND

                                  AS % OF THE   AS %
                                  OFFERING      OF NET
AMOUNT OF                         PRICE         AMOUNT
INVESTMENT                        PER SHARE     INVESTED
--------------------------------------------------------
LESS THAN $100,000                    4.50       4.71
--------------------------------------------------------
$100,000 BUT UNDER $250,000           3.75       3.90
--------------------------------------------------------
$250,000 BUT UNDER $500,000           2.50       2.56
--------------------------------------------------------
$500,000 BUT UNDER $1 MILLION         2.00       2.04
--------------------------------------------------------

There is no sales charge for investments of $1 million or more.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays an annual distribution fee of up to 0.25% of the average daily net assets attributed to Class A Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

BUYING FUND SHARES

You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O.Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See Shareholders Services for details.

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

THE JPMORGAN FUNDS SERVICE CENTER

1-800-348-4782

MINIMUM INVESTMENTS

TYPE OF                 INITIAL        ADDITIONAL
ACCOUNT                 INVESTMENT     INVESTMENTS
--------------------------------------------------
REGULAR ACCOUNT         $2,500         $100
--------------------------------------------------
SYSTEMATIC
INVESTMENT PLAN(1)      $1,000         $100
--------------------------------------------------
IRAS                    $1,000         $100
--------------------------------------------------
SEP-IRAS                $1,000         $100
--------------------------------------------------
EDUCATION IRAS            $500         $100
--------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell shares until your check clears, which could take more than 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A Shares.

SELLING FUND SHARES

You can sell your shares three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE

Tell your representative your shares of the Fund you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of the Fund worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAW PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL

You can sell your shares on any day that the JPMorgan Funds Service
Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.


We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can set up a systematic exchange program to automatically exchange shares on a regular basis. See Shareholder Services for details.

Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or more than 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.


OTHER INFORMATION
CONCERNING THE FUND

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:


JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Class A Shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily and distributes any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200 on a monthly basis. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE


You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.


FREE EXCHANGE PRIVILEGE

You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale.

                      This page intentionally left blank.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers'
acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P,
Moody's or other nationally recognized statistical rating organization.
--------------------------------------------------------------------------------
MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.
--------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
--------------------------------------------------------------------------------
SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.
--------------------------------------------------------------------------------
SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.
--------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds)
guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------


RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUND:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

      /X/   Permitted (and if applicable,
            percentage limitation)
               percentage of total assets   - BOLD
               percentage of net assets     - ITALIC
      / /   Permitted, but not typically used
       +    Permitted, but no current intention of use
       --   Not permitted


      RELATED TYPES OF RISK                                INTERMEDIATE TAX FREE INCOME
---------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                             / /
---------------------------------------------------------------------------------------
credit, currency, liquidity, political                                / / Domestic only
---------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political         /X/
---------------------------------------------------------------------------------------
credit, environmental, extension, interest
rate, liquidity, market, natural event,
political, prepayment, valuation                                        +
---------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                   /X/
---------------------------------------------------------------------------------------
credit                                                                / /
---------------------------------------------------------------------------------------
credit                                                                / /(l)
---------------------------------------------------------------------------------------
credit, currency, interest rate, leverage,                            / /
market, political
---------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                    /X/
---------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political               /X/
---------------------------------------------------------------------------------------
interest rate                                                         /X/
---------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market,
political, valuation                                                  /X/
---------------------------------------------------------------------------------------


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUND

This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.

----------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                                  POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS

-  The Fund's share price, yield,                -  Bonds have generally                 -  Under normal circumstances the
   and total return will                            outperformed money market               Fund plans to remain fully
   fluctuate in response to bond                    investments over the long               invested in bonds and other
   market movements                                 term, with less risk than               fixed income securities
                                                    stocks
-  The value of most bonds will                                                          -  The Fund seeks to limit risk
   fall when interest rates rise;                -  Most bonds will rise in value           and enhance total return or
   the longer a bond's maturity                     when interest rates fall                yields through careful
   and the lower its credit                                                                 management, sector allocation,
   quality, the more its value                   -  Mortgage-backed and                     individual securities
   typically falls                                  asset-backed securities and             selection, and duration
                                                    direct mortgages can offer              management
-  Adverse market conditions may                    attractive returns
   from time to time cause the                                                           -  During severe market
   Fund to take temporary                        -  Asset-backed securities                 downturns, the Fund has the
   defensive positions that are                     (securities representing an             option of investing up to 100%
   inconsistent with its                            interest in, or secured by, a           of assets in high quality
   principal investment                             pool of mortgages or other              short-term securities
   strategies and may hinder the                    assets such as receivables)
   Fund from achieving its                          and direct mortgages could           -  Each adviser monitors interest
   investment objective                             generate capital losses or              rate trends, as well as
                                                    periods of low yields if they           geographic and demographic
-  Mortgage-backed and                              are paid off substantially              information
   asset-backed securities                          earlier or later than
   (securities representing an                      anticpated
   interest in, or secured by, a
   pool of mortgages or other                    -  The Fund is non-diversified,
   assets such as receivables)                      which means that a relatively
   and direct mortgages could                       high percentage of the Fund's
   generate capital losses or                       assets may be invested in a
   periods of low yields if they                    limited number of issuers.
   are paid off substantially                       Therefore, its performance may
   earlier or later than                            be more vulnerable to changes
   anticipated                                      in the market value of a
                                                    single issuer or a group of
                                                    issuers
----------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY

-  The default of an issuer would                -  Investment-grade bonds have a        -  The Fund maintains its own
   leave the Fund with unpaid                       lower risk of default                   policies for balancing credit
   interest or principal                                                                    quality against potential
                                                 -  Junk bonds offer higher yields          yields and gains in light of
-  Junk bonds (those rated BB/Ba                    and higher potential gains.             its investment goals
   or lower)have a higher risk of
   default, tend to be less                                                              -  The adviser develops its own
   liquid, and may be more                                                                  ratings of unrated securities
   difficult to value.                                                                      and makes a credit quality
                                                                                            determination for unrated
                                                                                            securities
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-  When the Fund buys securities                 -  A Fund can take advantage of         -  The Fund segregates liquid
   before issue or for delayed                      attractive transaction                  assets to offset leverage risk
   delivery, it could be exposed                    opportunities
   to leverage risk if it does
   not segregate liquid assets
----------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES

-  The Fund could underperform                   -  A Fund could outperform its          -  The adviser focuses its active
   its benchmark due to its                         benchmark due to these same             management on those areas
   sector, securities or duration                   choices                                 where it believes its
   choices                                                                                  commitment to research can
                                                                                            most enhance returns and
                                                                                            manage risks in a consistent
                                                                                            way
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                                  POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-  Derivatives such as futures,                  -  Hedges that correlate well           -  The Fund uses derivatives,
   options, swaps and forward                       with underlying positions can           such as futures, options,
   foreign currency contracts(1)                    reduce or eliminate losses at           swaps and forward foreign
   that are used for hedging the                    low cost                                currency contracts for hedging
   portfolio or specific                                                                    and for risk management (i.e.,
   securities may not fully                      -  The Fund could make money and           to adjust duration or yield
   offset the underlying                            protect against losses if the           curve exposure, or to
   positions and this could                         management's analysis proves            establish or adjust exposure
   result in losses to the Fund                     correct                                 to particular securities,
   that would not have otherwise                                                            markets, or currencies); risk
   occurred                                      -  Derivatives that involve                management may include
                                                    leverage could generate                 management of the Fund's
-  Derivatives used for risk                        substantial gains at low cost           exposure relative to its
   management may not have the                                                              benchmark
   intended effects and may
   result in losses or missed                                                            -  The Fund only establishes
   opportunities                                                                            hedges that it expects will be
                                                                                            highly correlated with
-  The counterparty to a                                                                    underlying positions
   derivatives contract could
   default                                                                               -  The Fund may use derivatives
                                                                                            to increase income or gain
-  Certain types of derivatives
   involve costs to the Fund                                                             -  While the Fund may use
   which can reduce returns                                                                 derivatives that incidentally
                                                                                            involve leverage, it does not
-  Derivatives that involve                                                                 use them for the specific
   leverage could magnify losses                                                            purpose of leveraging its
                                                                                            portfolio
-  Derivatives used for
   non-hedging purposes could
   cause losses that exceed the
   original investment

-  Derivatives may, for tax
   purposes, affect the character
   of gain and loss realized by
   the Fund, accelerate
   recognition of income to the
   Fund, affect the holding
   period of the Fund's assets
   and defer recognition of
   certain of the Fund's losses.
----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING

-  When the Fund lends a                         -  The Fund may enhance income          -  The adviser maintains a list
   security, there is a risk that                   through the investment of the           of approved borrowers
   the loaned securities may not                    collateral received from the
   be returned if the borrower                      borrower                             -  The Fund receives collateral
   defaults                                                                                 equal to at least 100% of the
                                                                                            current value of securities
-  The collateral will be subject                                                           loaned
   to the risks of the securities
   in which it is invested                                                               -  The lending agents indemnify
                                                                                            the Fund against borrower
                                                                                            default

                                                                                         -  The adviser's collateral
                                                                                            investment guidelines limit
                                                                                            the quality and duration of
                                                                                            collateral investment to
                                                                                            minimize losses

                                                                                         -  Upon recall, the borrower must
                                                                                            return the securities loaned
                                                                                            within the normal settlement
                                                                                            period
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS

-  The Fund could have difficulty                -  These holdings may offer more        -  The Fund may not invest more
   valuing these holdings                           attractive yields or potential          than 15% of net assets in
   precisely                                        growth than comparable widely           illiquid holdings
                                                    traded securities
-  The Fund could be unable to
   sell these holdings at the
   time or price desired                                                                 -  To maintain adequate liquidity
                                                                                            to meet redemptions, the Fund
                                                                                            may hold investment-grade
                                                                                            short-term securities
                                                                                            (including repurchase
                                                                                            agreements and reverse
                                                                                            repurchase agreements) and,
                                                                                            for temporary or extraordinary
                                                                                            purposes, may borrow from
                                                                                            banks up to 30% of the value
                                                                                            of its total assets or draw on
                                                                                            a line of credit

----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

-  Increased trading would raise                 -  The Fund could realize gains         -  The Fund may use short-term
   the Fund's transaction costs                     in a short period of time               trading to take advantage of
                                                                                            attractive or unexpected
-  Increased short-term capital                  -  The Fund could protect against          opportunities or to meet
   gains distributions would                        losses if a bond is overvalued          demands generated by
   raise shareholders' income tax                   and its value later falls               shareholder activity.
   liability
                                                                                         -  The Fund's Portfolio Turnover
                                                                                            Rate for the most recent
                                                                                            fiscal year is listed below:
                                                                                            Intermediate Tax Free Income
                                                                                            Fund: 43%
----------------------------------------------------------------------------------------------------------------------------


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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



                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

                          JPMORGAN FUNDS SERVICE CENTER
                                 P.O. BOX 219392
                           KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.



                          JPMORGAN FUNDS SERVICE CENTER
                                 P.O. BOX 219392
                           KANSAS CITY, MO 64121-9392


             The Fund's Investment Company Act File is No. 811-7841

      (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001

                                                                 PR-ITFIA-1201 X

PROSPECTUS DECEMBER 20, 2001

JPMORGAN TAX FREE FUNDS
CLASS C SHARES

TAX FREE INCOME FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]JPMORGAN FLEMING
ASSET MANAGEMENT

CONTENTS
Tax Free Income Fund                                1

The Funds' Management and Administration            7

How Your Account Works                              8

   Buying Fund Shares                               8

   Selling Fund Shares                              9

   Exchanging Shares                               10

   Other Information Concerning The Fund           11

   Distributions and Taxes                         12

Shareholder Services                               13

What the Terms Mean                                14

Investments                                        15

Risk and Reward Elements                           17

How To Reach Us                            Back cover

JPMorgan TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 16-19.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

-    excluded from gross income for federal income tax purposes, and

-    not subject to the federal alternative minimum tax on individuals.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Inc. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

JPMorgan TAX FREE INCOME FUND


INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change

[SIDENOTES]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

JPMorgan TAX FREE INCOME FUND


more often and to a greater degree than a municipal security without one.

Derivatives may be riskier than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects

To the extent the Fund invests in Money Market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-    WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
-    WANT AN INCOME THAT IS EXEMPT FROM FEDERAL AND PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
-    ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

JPMorgan TAX FREE INCOME FUND


THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Class C Shares were introduced. The bar chart shows how the performance of the Fund's Shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index.

The performance from 1/30/97 until 12/31/01 is based on the historical performance of the Select Class Shares (formerly Institutional Class Shares prior to 9/7/01), a related class of shares. During this period, the actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Select Class Shares (or the Fund's predecessor). The performance figures in the bar chart do not reflect the contingent deferred sales load, which is assessed on Class C Shares. If the load were reflected the performance figures would have been lower. The performance figures in the table for Class C shares reflect the deduction of the applicable contingent deferred sales load. The performance of the Fund prior to 1/30/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)
           1991        11.48%
           1992         9.13%
           1993        11.32%
           1994        -3.88%
           1995        14.44%
           1996         4.09%
           1997         9.11%
           1998         6.49%
           1999        -3.26%
           2000        11.68%

BEST QUARTER                 5.72%
                 1st quarter, 1995

WORST QUARTER               -3.29%
                 1st quarter, 1994

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 4.99%.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS C SHARES AND THE SELECT CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE FOR CLASS C SHARES WOULD BE LOWER BECAUSE CLASS C SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.

JPMorgan TAX FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000

                                                           PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
 CLASS C SHARES(2)                                             11.68           5.49          6.89

 LEHMAN MUNICIPAL BOND
 INDEX (NO EXPENSES)                                           11.68           5.84          7.32

 LIPPER GENERAL MUNICIPAL DEBT
 FUNDS INDEX (NO EXPENSES)                                     11.10           4.99          6.79


(1)  THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS C SHARES AND THE SELECT CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE FOR CLASS C SHARES WOULD BE LOWER BECAUSE CLASS C SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.


ESTIMATED INVESTOR EXPENSES FOR CLASS C SHARES

The sales charge and estimated expenses of the Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS C
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                             NONE

 MAXIMUM DEFERRED SALES
 CHARGE(LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS                            1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                      CLASS C
 MANAGEMENT FEES                                       0.30
 DISTRIBUTION (RULE 12b-1) FEES                        0.75
 SHAREHOLDER SERVICE FEES                              0.25
 OTHER EXPENSES(1)                                     0.44
                                                      -----
   TOTAL ANNUAL OPERATING EXPENSES                     1.74
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)            (0.10)
                                                      -----
 NET EXPENSES(2)                                       1.64
                                                      =====


(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.64% OF THEIR AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMorgan TAX FREE INCOME FUND


EXAMPLE

This example below is intended to help you compare the cost of investing in the Class C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 9/7/02 and total annual operating expense thereafter.

The example is for comparison only; the actual returns of the Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS C SHARES*($)             270        542         938         2,046

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS C SHARES($)              170        542         938         2,046

 * ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Select Trust which is a Massachusetts business trust. The trust is governed by the trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISERS

JPMFAM (USA) is the investment adviser for the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank.

Effective February 28, 2001 JPMFAM (USA) became the Fund's investment adviser.

JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser was paid management fees (net of waivers) of 0.30% of average daily net assets.

PORTFOLIO MANAGERS

The Fund is managed by a team of individuals at JPMFAM (USA).

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.15% of the first $25 billion of average net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class C Shares of the Fund held by investors serviced by the shareholder servicing agent.

The adviser and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES

This prospectus offers Class C Shares of the Fund. You may pay a sales charge with respect to Class C Shares in the Fund. If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year. There are also ongoing charges that all investors pay as long as they own their shares.

The deferred sales charge for Class C Shares is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

GENERAL

The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

BUYING FUND SHARES

You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
PO Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See Shareholders Services for details.

GENERAL

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. The

HOW YOUR ACCOUNT WORKS


Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price.


TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
 THE JPMORGAN FUNDS SERVICE CENTER
 1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF                                INITIAL           ADDITIONAL
 ACCOUNT                             INVESTMENT          INVESTMENTS
 REGULAR ACCOUNT                         $2,500                 $100
 SYSTEMATIC
 INVESTMENT PLAN(1)                      $1,000                 $100
 IRAS                                    $1,000                 $100
 SEP-IRAS                                $1,000                 $100
 EDUCATION IRAS                          $  500                 $100

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase your shares by uncertified check, you cannot sell your shares until your check has cleared, which may take more than 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class C Shares.

SELLING FUND SHARES

You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative you want to sell shares of the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

HOW YOUR ACCOUNT WORKS


THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days if you sell shares of the Fund worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER,
PO BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL

You can sell your shares on any day that the JPMorgan Funds Service
Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable deferred sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

HOW YOUR ACCOUNT WORKS


THROUGH A SYSTEMATIC EXCHANGE PLAN

You can set up a systematic exchange program to automatically exchange shares on a regular basis. See Shareholder Services for details.

If you exchange Class C shares of a Fund for Class C shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392

HOW YOUR ACCOUNT WORKS


The Fund may issue multiple classes of shares. This prospectus relates only to Class C Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily and distributes any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also chose to make a lower initial investment of $250 which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.


SYSTEMATIC EXCHANGE PLAN

You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service.

FREE EXCHANGE PRIVILEGE

You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

If you sell Class C Shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class C Shares.

WHAT THE TERMS MEAN

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

                      This page intentionally left blank.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUND:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

       /X/    Permitted (and if applicable, percentage limitation)        TAX FREE
                  percentage of total assets          - BOLD               INCOME
                  percentage of net assets            - ITALIC
       / /   Permitted, but not typically used
       +     Permitted, but no current intention of use
       -     Not permitted

              RELATED TYPES OF RISK

       credit, interest rate, market, prepayment                               / /

       credit, currency, liquidity, political                                  / / DOMESTIC ONLY

       credit, currency, interest rate, liquidity, market, political           /X/

       credit, environmental, extension, interest rate, liquidity,
       market, natural event, political, prepayment, valuation                 +

       credit, interest rate, liquidity, market, valuation                     /X/

       credit                                                                  / /

       credit                                                                  / /(1)

       credit, currency, interest rate, leverage, market, political            / /

       credit, interest rate, leverage, liquidity, market                      /X/

       credit, interest rate, market, natural event, political                 /X/(1)

       interest rate                                                           /X/

       credit, currency, interest rate, liquidity, market,
       political, valuation                                                    /X/


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the fund's total assets.

RISK AND REWARD ELEMENTS FOR FIXED INCOME FUNDS

This table discusses the main elements that make up each Fixed Income Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                              POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
-  Each Fund's share price, yield,           -  Bonds have generally                      -  Under normal circumstances the
   and total return will fluctuate              outperformed money market                    Funds plan to remain fully
   in response to bond market                   investments over the long term,              invested in bonds and other
   movements                                    with less risk than stocks                   fixed income securities.

-  The value of most bonds will              -  Most bonds will rise in value             -  The Funds seek to limit risk and
   fall when interest rates rise;               when interest rates fall                     enhance total return or yields
   the longer a bond's maturity and                                                          through careful management,
   the lower its credit quality,             -  Mortgage-backed and asset-backed             sector allocation, individual
   the more its value typically                 securities and direct mortgages              securities selection, and
   falls                                        can offer attractive returns                 duration management

-  Adverse market conditions may             -  Asset-backed securities                   -  During severe market downturns,
   from time to time cause a Fund               (securities representing an                  the Funds have the option of
   to take temporary defensive                  interest in, or secured by, a                investing up to 100% of assets
   positions that are inconsistent              pool of mortgages or other                   in high quality short-term
   with its principal investment                assets such as receivables) and              securities
   strategies and may hinder a Fund             direct mortgages could generate
   from achieving its investment                capital losses or periods of low          -  Each adviser monitors interest
   objective                                    yields if they are paid off                  rate trends, as well as
                                                substantially earlier or later               geographic and demographic
-  Mortgage-backed and asset-backed             than anticpated                              information
   securities (securities
   representing an interest in, or           -  Each Fund is non-diversified,
   secured by, a pool of mortgages              which means that a relatively
   or other assets such as                      high percentage of the Fund's
   receivables) and direct                      assets may be invested in a
   mortgages could generate capital             limited number of issuers.
   losses or periods of low yields              Therefore, its performance may
   if they are paid off                         be more vulnerable to changes in
   substantially earlier or later               the market value of a single
   than anticipated                             issuer or a group of issuers

                                             -  Asset-backed securities and
                                                direct mortgages can offer
                                                attractive returns


CREDIT QUALITY
-  The default of an issuer would            -  Investment-grade bonds have a             -  Each Fund maintains its own
   leave a Fund with unpaid                     lower risk of default                        policies for balancing credit
   interest or principal                                                                     quality against potential yields
                                             -  Junk bonds offer higher yields               and gains in light of its
-  Junk bonds (those rated BB/Ba or             and higher potential gains                   investment goals
   lower) have a higher risk of
   default, tend to be less liquid,                                                       -  Each adviser develops its own
   and may be more difficult to                                                              ratings of unrated securities
   value                                                                                     and makes a credit quality
                                                                                             determination for unrated
                                                                                             securities


WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities               -  A Fund can take advantage of              -  Each Fund segregates liquid
   before issue or for delayed                  attractive transaction                       assets to offset leverage risk
   delivery, it could be exposed to             opportunities
   leverage risk if it does not
   segregate liquid assets


MANAGEMENT CHOICES
-  A Fund could underperform its             -  A Fund could outperform its               -  Each adviser focuses its active
   benchmark due to its sector,                 benchmark due to these same                  management on those areas where
   securities or duration choices               choices                                      it believes its commitment to
                                                                                             research can most enhance
                                                                                             returns and manage risks in a
                                                                                             consistent way

POTENTIAL RISKS                              POTENTIAL REWARDS                            POLICIES TO BALANCE RISK AND REWARD
DERIVATIVES
-  Derivatives such as futures,              -  Hedges that correlate well with           -  The Fund use derivatives, such
   options, swaps and forward                   underlying positions can reduce              as futures, options, swaps and
   foreign currency contracts(1)                or eliminate losses at low cost              forward foreign currency
   that are used for hedging the                                                             contracts for hedging and for
   portfolio or specific securities          -  The Fund could make money and                risk management (i.e., to adjust
   may not fully offset the                     protect against losses if the                duration or yield curve
   underlying positions and this                adviser's analysis proves                    exposure, or to establish or
   could result in losses to the                correct                                      adjust exposure to particular
   Fund that would not have                                                                  securities, markets, or
   otherwise occurred                        -  Derivatives that involve                     currencies); risk management may
                                                leverage could generate                      include management of a Fund's
-  Derivatives used for risk                    substantial gains at low cost                exposure relative to its
   management may not have the                                                               benchmark
   intended effects and may result
   in losses or missed                                                                    -  The Funds only establishes
   opportunities                                                                             hedges that they expect will be
                                                                                             highly correlated with
-  The counterparty to a                                                                     underlying positions
   derivatives contract could
   default                                                                                -  Funds may use derivatives to
                                                                                             increase income or gain
-  Certain types of derivatives
   involve costs to the Fund which                                                        -  While the Fund may use
   can reduce returns                                                                        derivatives that incidentally
                                                                                             involve leverage, they do not
-  Derivatives that involve                                                                  use them for the specific
   leverage could magnify losses                                                             purpose of leveraging their
                                                                                             portfolios
-  Derivatives used for non-hedging
   purposes could cause losses that
   exceed the original investment.

-  Derivatives may, for tax
   purposes, affect the character
   of gain and loss realized by the
   Funds, accelerate recognition of
   income to the Funds, affect the
   holding period of the Fund's
   assets and defer recognition of
   certain of the Fund's losses.


SECURITIES LENDING
-  When the Fund lends a security,           -  The Fund may enhance income               -  The adviser maintains a list of
   there is a risk that the loaned              through the investment of the                approved borrowers
   securities may not be returned               collateral received from the
   if the borrower defaults                     borrower                                  -  The Fund receive collateral
                                                                                             equal to at least 100% of the
-  The collateral will be subject                                                            current value of securities
   to the risks of the securities                                                            loaned
   in which it is invested
                                                                                          -  The lending agents indemnify the
                                                                                             Fund against borrower default

                                                                                          -  The adviser's collateral
                                                                                             investment guidelines limit the
                                                                                             quality and duration of
                                                                                             collateral investment to
                                                                                             minimize losses

                                                                                          -  Upon recall, the borrower must
                                                                                             return the securities loaned
                                                                                             within the normal settlement
                                                                                             period


ILLIQUID HOLDINGS
-  The Fund could have difficulty            -  These holdings may offer more             -  The Fund may not invest more
   valuing these holdings precisely             attractive yields or potential               than 15% of net assets in
                                                growth than comparable widely                illiquid holdings
-  The Fund could be unable to sell             traded securities
   these holdings at the time or                                                          -  To maintain adequate liquidity
   price desired                                                                             to meet redemptions, each Fund
                                                                                             may hold investment-grade
                                                                                             short-term securities (including
                                                                                             repurchase agreements and
                                                                                             reverse repurchase agreements)
                                                                                             and, for temporary or
                                                                                             extraordinary purposes, may
                                                                                             borrow from banks up to 30% of
                                                                                             the value of its total assets or
                                                                                             draw on a line of credit


SHORT-TERM TRADING
-  Increased trading would raise a           -  The Fund could realize gains in           -  The Fund may use short-term
   Fund's transaction costs                     a short period of time                       trading to take advantage of
                                                                                             attractive or unexpected
-  Increased short-term capital              -  The Fund could protect against               opportunities or to meet demands
   gains distributions would raise              losses if a bond is overvalued               generated by shareholder
   shareholders' income tax                     and its value later falls                    activity.
   liability
                                                                                          -  The Fund's portfolio turnover
                                                                                             rate for the most recent fiscal
                                                                                             year is listed below: Tax Free
                                                                                             Income Fund: 57% 26%


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

JPMorgan Fund's Service Center
PO Box 219392
Kansas City, MO 64121-9392



             The Fund's Investment Company Act File No. is 811-7841

   (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001

                                                                         1201 X

                                                    PROSPECTUS DECEMBER 20, 2001


JPMORGAN TAX FREE FUNDS

CLASS C SHARES

NEW YORK INTERMEDIATE TAX FREE INCOME FUND













                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

CONTENTS

New York Intermediate Tax Free Income Fund          1

The Funds' Management and Administration            8

How Your Account Works

   Buying Fund Shares                               9

   Selling Fund Shares                             11

   Exchanging Shares                               11

   Other Information Concerning The Fund           12

   Distributions and Taxes                         13

Shareholder Services                               15

What the Terms Mean                                16

Investments                                        18

Risk and Reward Elements                           20

How To Reach Us                            Back cover

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 18-21.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

- excluded from gross income for federal income tax purposes and exempt from New York State and New York City income taxes, and

-  not subject to the federal alternative minimum tax on individuals.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.


The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Inc. It may also invest in unrated securities of comparable quality.


The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's total assets are invested in any one municipality, this risk could increase.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.


Derivatives may be more risky than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This makes the value of the Fund's shares more sensitive to the economic problems affecting those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-  REQUIRE STABILITY OF PRINCIPAL
-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. As of 9/7/01, Class C Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares the performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lehman Municipal Bond Index, widely recognized benchmarks, and the Lipper New York Municipal Debt Funds Index. The benchmark for the Fund will now be the Lehman NY Competitive Intermediate (1-17 maturities) Index, because it is a more accurate depiction of the risk and performance characteristics of the Fund.

The performance from 1/1/97 until 12/31/00 is based on the Select Shares (formerly Institutional Shares prior to 9/7/01). During this period, the actual returns of Class C Shares would have been lower than shown because Select Class Shares have higher expenses than Select Class Shares (or the Fund's predecessor). The performance figures in the bar chart do not reflect the contingent deferred sales charge, which is assessed on Class C shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for Class C Shares reflect the deduction of the contingent deferred sales load. The performance of the Fund prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

           1991        11.82%
           1992         9.08%
           1993        11.28%
           1994        -5.81%
           1995        15.42%
           1996         3.06%
           1997         8.46%
           1998         6.45%
           1999        -1.41%
           2000         9.93%

 BEST QUARTER                5.82%
                1st quarter, 1995
 WORST QUARTER              -4.27%
                1st quarter, 1994


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 5.03%.

AVERAGE ANNUAL TOTAL RETURNS

(%) Shows performance over time, for periods ended December 31, 2000


                                         PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
 CLASS C SHARES(2)                           9.93         5.23          6.64
 LEHMAN MUNICIPAL BOND INDEX
 (NO EXPENSES)                              11.68         5.84          7.32
 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3)(NO EXPENSES)     9.66        33.18           --
 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX (NO EXPENSES)             12.16         4.88          6.82


(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR SELECT CLASS SHARES (OR THE FUND'S PREDECESSOR), WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE CLASS C SHARES AND SELECT CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. HOWEVER, THE PERFORMANCE FOR CLASS C SHARES WOULD BE LOWER BECAUSE THEY HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES (OR THE FUND'S PREDECESSOR).
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

ESTIMATED EXPENSES FOR CLASS C SHARES
The sales charges and estimated expenses of the Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 CLASS C
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*      NONE

 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS    1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                     CLASS C
 MANAGEMENT FEES                                                       0.30
 DISTRIBUTION (RULE 12b-1) FEES                                        0.75
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.42
   TOTAL OPERATING EXPENSES                                            1.72
 FEE WAIVER AND EXPENSES(2)                                           (0.08)
   NET EXPENSES(2)                                                     1.64


(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.64% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Class C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and

- net expenses through 9/7/02 and total operating expenses thereafter.


The example is for comparison only; the actual returns of the Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS C SHARES**($)            269        537         928         2,026


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:



                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS C SHARES($)               169        537         928         2,026


** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

THE FUND'S MANAGEMENT AND ADMINISTRATION
The Fund is a series of Mutual Fund Select Trust which is a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISERS
JPMFAM (USA) is the investment adviser for the and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank and Chase Fleming Asset Management (USA) Inc. was the sub-adviser to the Fund. Effective February 28, 2001 JPMFAM (USA) became the Fund's investment adviser.


JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser (as applicable) was paid management fees (net of waivers) of 0.30% of average daily net assets.

PORTFOLIO MANAGERS
The Fund is managed by a team of individuals at JPMFAM (USA).


THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:


0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class C Shares of the Fund held by investors serviced by the shareholder servicing agent.


The adviser and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES
This prospectus offers Class C Shares of the Fund. You may pay a sales charge with respect to Class C Shares. If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year. There are also ongoing charges that all investors pay as long as they own their shares.

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

GENERAL
The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class C Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

BUYING FUND SHARES
You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholders Services for details.


GENERAL
The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. The

Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.


The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.


MINIMUM INVESTMENTS


 TYPE OF                 INITIAL           ADDITIONAL
 ACCOUNT                 INVESTMENT        INVESTMENTS
 REGULAR ACCOUNT         $2,500                 $100
 SYSTEMATIC
 INVESTMENT PLAN(1)      $1,000                 $100
 IRAS                    $1,000                 $100
 SEP-IRAS                $1,000                 $100
 EDUCATION IRAS          $500                   $100

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to cease offering shares for sale at any time.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase your shares by uncertified check, you cannot sell your shares until your check has cleared, which may take more than 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.


Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class C Shares.

SELLING FUND SHARES
You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to sell shares of the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of the Fund worth $25,000 or more by phone, we will send it by wire only to a bank account on our records. Or Send a signed letter with your instructions to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service
Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable deferred sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. See Shareholder Services for details.

If you exchange Class C Shares of a Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Class C Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund distributes any net investment income and net capital gain at least semi-annually. You have three options for your distributions. You may:

-   reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250 which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.


SYSTEMATIC EXCHANGE PLAN
You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.


FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
If you sell Class C Shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class C Shares.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with
no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

REVERSE REPURCHASE AGREEMENTS: contracts whereby a Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS: dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES: domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

INVESTMENTS


This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUND:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

/X/  Permitted (and if applicable, percentage limitation)
               percentage of total assets  - BOLD
               percentage of net assets    - ITALIC
/ /  Permitted, but not typically used
+    Permitted, but no current intention of use
--   Not permitted


              RELATED TYPES OF RISK                                               NEW YORK    INTERMEDIATE  TAX FREE INCOME
---------------------------------------------------------------------------------------------------------------------------
       credit, interest rate, market, prepayment                                                  / /

       credit, currency, liquidity, political                                     / /Domestic
                                                                                     only
       credit, currency, interest rate, liquidity, market,   political                            /X/

       credit, environmental, extension, interest
       rate, liquidity, market, natural event, political, prepayment, valuation                    +

       credit, interest rate, liquidity, market, valuation                                       /X/

       credit                                                                                    / /

       credit                                                                                    / /(1)

       credit, currency, interest rate, leverage, market, political                              / /

       credit, interest rate, leverage, liquidity, market                                        /X/

       credit, interest rate, market, natural event, political                                   /X/

       interest rate                                                                             /X/

       credit, currency, interest rate, liquidity, market, political, valuation                  /X/


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 30% of the fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUND
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                               POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
  MARKET CONDITIONS
-  The Fund's share price, yield, and         -  Bonds have generally outperformed       -  Under normal circumstances the Funds
   total return will fluctuate in                money market investments over the          plan to remain fully invested in
   response to bond market movements             long term, with less risk than stocks      bonds and other fixed income
                                                                                            securities
-  The value of most bonds will fall          -  Most bonds will rise in value when
   when interest rates rise; the longer          interest rates fall                     -  The Fund seeks to limit risk and
   a bond's maturity and the lower its                                                      enhance total return or yields
   credit quality, the more its value         -  Mortgage-backed and asset-backed           through careful management, sector
   typically falls                               securities and direct mortgages can        allocation, individual securities
                                                 offer attractive returns                   selection, and duration management
-  Adverse market conditions may from
   time to time cause the Fund to take        -  Asset-backed securities (securities     -  During severe market downturns, the
   temporary defensive positions that            representing an interest in, or            Fund has the option of investing up
   are inconsistent with its principal           secured by, a pool of mortgages or         to 100% of assets in high quality
   investment strategies and may hinder          other assets such as receivables) and      short-term securities
   the Fund from achieving its                   direct mortgages could generate
   investment objective                          capital losses or periods of low        -  Each adviser monitors interest rate
                                                 yields if they are paid off                trends, as well as geographic and
-  Mortgage-backed and asset-backed              substantially earlier or later than        demographic information
   securities (securities representing           anticipated
   an interest in, or secured by, a pool
   of mortgages or other assets such as       -  The Fund is non-diversified, which
   receivables) and direct mortgages             means that a relatively high
   could generate capital losses or              percentage of the Fund assets may be
   periods of low yields if they are             invested in a limited number of
   paid off substantially earlier or             issuers. Therefore, its performance
   later than anticipated                        may be more vulnerable to changes in
                                                 the market value of a single issuer
                                                 or a group of issuers

                                              -  Asset-backed securities and direct
                                                 mortgages can offer attractive
                                                 returns

CREDIT QUALITY
-  The default of an issuer would leave       -  Investment-grade bonds have a lower     -  The Fund maintains its own policies
   the Fund with unpaid interest or              risk of default                            for balancing credit quality against
   principal                                                                                potential yields and gains in light
                                              -  Junk bonds offer higher yields and         of its investment goals
-  Junk bonds (those rated BB/Ba or              higher potential gains
   lower) have a higher risk of default,                                                 -  The adviser develops its own ratings
   tend to be less liquid, and may be                                                       of unrated securities and makes a
   more difficult to value                                                                  credit quality determination for
                                                                                            unrated securities

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
-  When the Fund buys securities before       -  The Fund can take advantage of          -  The Fund segregates liquid assets to
   issue or for delayed delivery, it             attractive transaction opportunities       offset leverage risk
   could be exposed to leverage risk if
   it does not segregate liquid assets

MANAGEMENT CHOICES
-  The Fund could underperform its            -  The Fund could outperform its           -  The adviser focuses its active
   benchmark due to its sector,                  benchmark due to these same choices        management on those areas where it
   securities or duration choices                                                           believes its commitment to research
                                                                                            can most enhance returns and manage
                                                                                            risks in a consistent way

POTENTIAL RISKS                               POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
DERIVATIVES
-  Derivatives such as futures, options,      -  Hedges that correlate well with         -  The Fund use derivatives, such as
   swaps and forward foreign currency            underlying positions can reduce or         futures, options, swaps and forward
   contracts(1) that are used for                eliminate losses at low cost               foreign currency contracts for
   hedging the portfolio or specific                                                        hedging and for risk management
   securities may not fully offset the        -  The Fund could make money and protect      (i.e., to adjust duration or yield
   underlying positions and this could           against losses if the adviser's            curve exposure, or to establish or
   result in losses to the Fund that             analysis proves correct                    adjust exposure to particular
   would not have otherwise occurred                                                        securities, markets, or currencies);
                                              -  Derivatives that involve leverage          risk management may include
-  Derivatives used for risk management          could generate substantial gains at        management of a Fund's exposure
   may not have the intended effects and         low cost                                   relative to its benchmark
   may result in losses or missed
   opportunities                                                                         -  The Fund only establish hedges that
                                                                                            they expect will be highly correlated
-  The counterparty to a derivatives                                                        with underlying positions
   contract could default
                                                                                         -  The Fund may use derivatives to
-  Certain types of derivatives involve                                                     increase income or gain
   costs to the Fund which can reduce
   returns                                                                               -  While the Funds may use derivatives
                                                                                            that incidentally involve leverage,
-  Derivatives that involve leverage                                                        they do not use them for the specific
   could magnify losses                                                                     purpose of leveraging their
                                                                                            portfolios
-  Derivatives used for non-hedging
   purposes could cause losses that
   exceed the original investment.

-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by the Fund, accelerate
   recognition of income to the Fund,
   affect the holding period of the
   Fund's assets and defer recognition
   of certain of the Fund's losses.

SECURITIES LENDING
-  When the Fund lends a security, there      -  The Fund may enhance income through     -  The adviser maintains a list of
   is a risk that the loaned securities          the investment of the collateral           approved borrowers
   may not be returned if the borrower           received from the borrower
   defaults                                                                              -  The Funds receives collateral equal
                                                                                            to at least 100% of the current value
-  The collateral will be subject to the                                                    of securities loaned
   risks of the securities in which it
   is invested                                                                           -  The lending agents indemnify a Fund
                                                                                            against borrower default

                                                                                         -  The adviser's collateral investment
                                                                                            guidelines limit the quality and
                                                                                            duration of collateral investment to
                                                                                            minimize losses

                                                                                         -  Upon recall, the borrower must return
                                                                                            the securities loaned within the
                                                                                            normal settlement period

ILLIQUID HOLDINGS
-  The Fund could have difficulty             -  These holdings may offer more           -  The Fund may not invest more than 15%
   valuing these holdings precisely              attractive yields or potential growth      of net assets in illiquid holdings
                                                 than comparable widely traded
-  The Fund could be unable to sell              securities                              -  To maintain adequate liquidity to
   these holdings at the time or price                                                      meet redemptions, the Fund may hold
   desired                                                                                  investment-grade short-term
                                                                                            securities (including repurchase
                                                                                            agreements and reverse repurchase
                                                                                            agreements) and, for temporary or
                                                                                            extraordinary purposes, may borrow
                                                                                            from banks up to 30% of the value of
                                                                                            its total assets or draw on a line of
                                                                                            credit

SHORT-TERM TRADING
-  Increased trading would raise a            -  The Fund could realize gains in a       -  The Fund may use short-term trading
   Fund's transaction costs                      short period of time                       to take advantage of attractive or
                                                                                            unexpected opportunities or to meet
-  Increased short-term capital gains         -  The Fund could protect against losses      demands generated by shareholder
   distributions would raise                     if a bond is overvalued and its value      activity.
   shareholders' income tax liability            later falls
                                                                                         -  The Fund's portfolio turnover rate
                                                                                            for the most recent fiscal year is
                                                                                            listed below:
                                                                                            New York Intermediate Tax Fee Income
                                                                                            Fund: 33%


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: PUBLICINFO@SEC.GOV


Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.



             The Fund's Investment Company Act File No. is 811-7843
      (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. December 2001

                                 JPMORGAN FUNDS

                            MUTUAL FUND SELECT TRUST

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                               DECEMBER 20, 2001

                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

              JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND

                         JPMORGAN TAX FREE INCOME FUND

                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses dated
December 20, 2001 offering shares of the Funds. Any references to a "Prospectus" in this Statement of Additional Information is a reference to the foregoing Prospectuses, as the context requires. Additionally, this Statement of Additional Information incorporates by reference the financial statements included in the Shareholder Reports relating to the Funds listed above dated August 31, 2001. Copies of each Prospectus may be obtained by an investor without charge by contacting J.P. Morgan Fund Distributors, Inc. (the "Distributor"), at 1211 Avenue of the Americas, 41st Floor, New York, NY 10036.

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

    For more information about your account or for copies of the financial statements, simply call or write the JPMorgan Funds Service Center at:

Select, Classes A, B and C Shares:             Institutional Shares:

JPMorgan Funds Service Center                  JPMorgan Institutional Funds
P.O. Box 219392                                Service Center
Kansas City, MO 64121-9392                     500 Stanton Christiana Road
                                               Newark, Delaware 19713

1-800-348-4782                                 1-800-766-7722

TABLE OF CONTENTS                                              PAGE
---------------------------------------------------------------------

The Funds...................................................     3
Investment Policies and Restrictions........................     4
Performance Information.....................................    21
Net Asset Value.............................................    25
Purchases, Redemptions, and Exchanges.......................    27
Tax Matters.................................................    31
Fund Distributions..........................................    33
Trustees....................................................    36
Officers....................................................    38
Codes of Ethics.............................................    40
Investment Adviser..........................................    40
Administrator...............................................    41
Distribution Plan...........................................    42
Distributor.................................................    43
Shareholder Servicing Agents, Transfer Agent and
  Custodian.................................................    44
Independent Accountants.....................................    45
Certain Regulatory Matters..................................    45
Expenses....................................................    46
Description of Shares, Voting Rights and Liabilities........    46
Financial Statements........................................    50
Appendix A--Description of Certain Obligations Issued or
  Guaranteed by U.S. Government Agencies or
  Instrumentalities.........................................   A-1
Appendix B--Description of Ratings..........................   B-1
Appendix C--Special Investment Considerations Relating to
  New York Municipal Obligations............................   C-1
Appendix D--Special Investment Considerations Relating to
  New Jersey Municipal Obligations..........................   D-1

                                   THE FUNDS

    Intermediate Tax Free Income Fund, Tax Free Income Fund, New York Intermediate Tax Free Income Fund and New Jersey Tax Free Income Fund (each a "Fund" and collectively, the "Funds") are series of Mutual Fund Select Trust (the "Trust"), an investment management company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on October 1, 1996. The Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), open-end management companies. The Trustees of the Trust have authorized the issuance and sale of up to five classes of shares as follows: Intermediate Tax Free Income Fund--Select Shares, Institutional Shares, and Class A Shares; New York Intermediate Tax Free Income Fund--Select Shares, Institutional Shares, and Class A, Class B and
Class C Shares; Tax Free Income Fund--Select Shares, and Class A, Class B and Class C Shares; and New Jersey Tax Income Fund--Select Shares. The former Institutional Shares of the Funds are known as Select Shares, as of the date of this Statement of Additional Information and their corresponding Prospectuses. The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares." The fiscal year-end of the Funds in the Trust is August 31.

    On December 31, 1997, as a result of the conversion of various common trust funds maintained by Chase into the Vista Select funds (the "CTF Conversion"), the Intermediate Tax Free Income Fund was established to receive the assets of The Intermediate-Term Tax-Exempt Bond Fund of Chemical Bank, the New Jersey Tax Free Income Fund was established to receive the assets of The New Jersey Municipal Bond Fund of Chemical Bank, the New York Intermediate Tax Free Income Fund was established to receive the assets of the New York Tax-Exempt Income Fund of The Chase Manhattan Bank and the Tax Free Income Fund was established to receive the assets of The Tax-Exempt Bond Fund of Chemical Bank and the Tax-Exempt Income Fund of The Chase Manhattan Bank.

    Effective as of December 29, 1997, New York Tax Free Income Fund changed its name to New York Intermediate Tax Free Income Fund.

    Effective February 28, 2001, the following Funds were renamed with the approval of the Board of Trustees of the Trust:

NEW NAME                                       FORMER NAME
--------                                       -----------
JPMorgan Intermediate Tax Free Income Fund     Chase Vista Select Intermediate Tax Free
 (Intermediate Tax Free Income Fund)            Income Fund

JPMorgan New York Intermediate Tax Free        Chase Vista Select New York Intermediate Tax
 Income Fund (New York Intermediate Tax Free    Free Income Fund
 Income Fund)

JPMorgan New Jersey Tax Free Income Fund (New  Chase Vista Select New Jersey Tax Free Income
 Jersey Tax Free Income Fund Fund)              Fund

JPMorgan Tax Free Income Fund (Tax Free        Chase Vista Select Tax Free Income Fund
 Income Fund)

    Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank ("Morgan"), an affiliate of the Advisor and J.P. Morgan Chase & Co., or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT POLICIES

    The Prospectuses set forth the various investment policies applicable to each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. As used in this Statement of Additional Information, with respect to those Funds and policies for which they apply, the terms "Municipal Obligations" and "tax-exempt securities" have the meanings given to them in the relevant Fund's Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Inc. ("Fitch"), see Appendix B. For a general discussion of special investment considerations relating to investing in New York Municipal Obligations, see Appendix C.

    The management style emphasizes several key factors. Portfolio managers consider the security quality--that is, the ability of the debt issuer to make timely payments of principal and interest. Also important in the analysis is the relationship of a bond's yield and its maturity, in which the managers evaluate the risks of investing in long-term higher-yielding securities. Managers also use a computer model to simulate possible fluctuations in prices and yields if interest rates change. Another step in the analysis is comparing yields on different types of securities to determine relative risk/reward profiles.

    U.S. GOVERNMENT SECURITIES. U.S. government securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and
(2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury,
(c) discretionary authority of the U.S. government to purchase certain obligations of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. government. Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. Agencies and instrumentalities issuing such obligations include the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, The General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association. For a description of certain obligations issued or guaranteed by U.S. government agencies and instrumentalities, see Appendix A.

    In addition, certain U.S. government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities intends normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

    BANK OBLIGATIONS. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings and Loan Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $1 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the Adviser to meet comparable credit standing criteria.

    Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

    Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There also may be less publicly available information concerning foreign issuers, difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and differences in accounting, auditing and financial reporting standards and practices from those applicable to U.S. issuers. In addition, foreign banks are also not subject to regulations comparable to U.S. banking regulations. Certain national policies may also impede the investment opportunities of the Funds in other ways, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

    FOREIGN SECURITIES. For purposes of a Fund's investment policies, an issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50 percent of its revenue or profits from such country or has at least 50 percent of its assets situated in such country.

    DEPOSITARY RECEIPTS. Each Fund may invest its assets in securities of multinational companies in the form of American Depositary Receipts or other similar securities representing securities of foreign issuers, such as European Depositary Receipts, Global Depositary Receipts and other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Funds treat Depositary Receipts as interests in the underlying securities for purposes of their investment policies. Unsponsored Depositary Receipts may not carry comparable voting rights to sponsored Depositary Receipts, and a purchaser of unsponsored Depositary Receipts may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

    CORPORATE REORGANIZATIONS. In general securities that are subject to a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must apprise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

    LOAN PARTICIPATIONS. The Funds may invest in participations in fixed and floating rate loans arranged through private negotiations between a borrower and one or more financial institutions. The Funds may have difficulty disposing of participations because to do so it will have to assign such securities to a third party. Because there is no established secondary market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of an established secondary market may have an adverse impact on the value of such securities and the Funds' ability to dispose of particular assignments or participations when necessary to meet the Funds' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. When investing in a participation, the Funds will typically have the right to receive payments only from the lender, and not from the borrower itself, to the extent the lender receives payments from the borrower. Accordingly, the Funds may be subject to the credit risk of both the borrower and the lender. The lack of an established secondary market for assignments and participations also may make it more difficult for the Funds to assign a value to these securities for purposes of valuing the Funds' portfolio and calculating its net asset value. The Funds will not invest more than 15% of the value of their net assets in participations and assignments that are illiquid, and in other illiquid securities.

    Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). The Funds may purchase Brady Bonds with no or limited collateralization and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

    REPURCHASE AGREEMENTS. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy. Concurrently, a Fund agrees to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved.

    FORWARD COMMITMENTS. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal, state or local taxation. Purchasing securities on a forward commitment basis may also involve the risk of default by the other party on the obligation, delaying or preventing such a Fund from recovering the collateral or completing the transaction.

    To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

    INVESTMENT GRADE DEBT SECURITIES. Each Fund may invest in investment grade debt securities. Investment grade debt securities are securities that are rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's"), rated at an equivalent level by another national rating organization or, if unrated, determined by the Adviser to be of comparable quality.

    WARRANTS AND RIGHTS. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

    SECURITIES LOANS. To the extent specified in the Prospectus, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to genereate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security, and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at ay time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the Adviser, the considerations to be earned from such loans justifies the risk.

    OTHER INVESTMENT COMPANIES. Apart from being able to invest all of their investable assets in another investment company having substantially the same investment objectives and policies, each Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. For purpose of this restriction, a Mauritius Company will not be considered an investment company. Additional fees may be charged by other investment companies.

    ILLIQUID SECURITIES. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

    One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to buy and sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and Section 4(2) paper.

    STAND-BY COMMITMENTS. When a Fund purchases securities it may also acquire stand-by commitments with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Fund's option a specified security at a specified price.

    The stand-by commitments that may be entered into by the Funds are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment.

    FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Investments by the Funds in floating or variable rate securities normally will involve industrial development or revenue bonds that provide for a periodic adjustment in the interest rate paid on the obligation and may, but need not, permit the holder to demand payment as described above. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them.

    The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    The securities in which the Funds may be invested include participation certificates, issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

    A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

    The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity. Participation Certificates will only be purchased by a Fund if, in the opinion of counsel to the issuer, interest income on such instruments will be tax-exempt when distributed as dividends to shareholders of such Fund.

    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. If variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

    ZERO COUPON AND STRIPPED OBLIGATIONS. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

    Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

    Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

       ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS

    INTRODUCTION. As explained more fully below, the Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various other over-the-counter instruments.

    Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Finally, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

    Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of liquid assets, such as cash, U.S. government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

    The value of some derivative or similar instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds--the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers accurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, the Funds could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

    Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

    RISK FACTORS. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. The advisers may accurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss.

    SPECIFIC USES AND STRATEGIES. Set forth below are explanations various strategies involving derivatives and related instruments which may be used by the Funds.

    OPTIONS ON SECURITIES AND SECURITIES INDICES. The Funds may purchase, sell or exercise call and put options on (i) securities, (ii) securities indices, and
(iii) debt instruments.

    Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

    One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

    In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a fund writing a covered call (i.e., where the underlying securities are held by the fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The Funds will not write uncovered options.

    If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

    The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices and economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

    Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

    When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. Funds may engage in cross-hedging by purchasing or selling futures or options on a security different from the security position being hedged to take advantage of relationships between the two securities.

    Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

    FORWARD CONTRACTS. A Fund may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

    INTEREST RATE AND CURRENCY TRANSACTIONS. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

    The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

    A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

    A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

    The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

    A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

    STRUCTURED PRODUCTS. The Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

    The Funds may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Fund anticipates it will invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

    Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Income Funds invest may be deemed illiquid and subject to their limitation on illiquid investments.

    Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

    ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

    When a Fund purchases a futures contract, an amount of cash or liquid securities will be deposited in a segregated account with such Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

    The Funds' ability to engage in the transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months.

    In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by a Fund not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

                            INVESTMENT RESTRICTIONS

    The Funds have adopted the following investment restrictions, which may not be changed without approval by a "majority of the outstanding shares" of a Fund. As used in this Statement of Additional Information, a "majority" means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

    Each Fund:

        (1) may not borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

        (2) may make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

        (3) may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's permissible futures and options transactions in U.S. government securities, positions in options and futures shall not be subject to this restriction;

        (4) may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

        (5) may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

        (6) may not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
    (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

        (7) may not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction
(3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry."

    In addition, each Fund is subject to the following nonfundamental investment restrictions which may be changed without shareholder approval:

        (1) Each Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.
        (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.
        (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.
        (4) Each Fund may not invest more than 15% of its net assets in illiquid securities.
        (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.
        (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

    For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

    In order to permit the sale of its shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should a Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.

    If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time, later changes in percentage or ratings resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

    LOWER RATED SECURITIES. Each Fund is permitted to invest in debt securities rated as low as Baa by Moody's or BBB by S&P or, if not rated, are determined to be of comparable quality. See "Appendix B" herein for a general description of Moody's and S&P ratings.

    The ratings of Moody's and S&P represent their opinions as to the quality of the securities which they undertake to rate. The ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market risk of these securities. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, the Investment Adviser will also evaluate these securities and the ability of the issuers of such securities to pay interest and principal. Each Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case for funds that invested in higher rated securities. Once the rating of a security in the Fund's portfolio has been changed, the Adviser will consider all circumstances deemed relevant in determining whether the Fund or portfolio should continue to hold the security.

    A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Funds have no arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

    Each Fund may invest in lower rated zero coupon securities and pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds), which involve special considerations. These securities may be subject to greater fluctuations in value due to changes in interest rates that interest-bearing securities. These securities carry an additional risk in that, unlike bonds which may interest throughout the period to maturity, the Funds will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Funds may obtain no return at all on their investment. See "Tax Matters."

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

    Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser to such Fund and who is appointed and supervised by senior officers of such adviser. Changes in the Funds' investments are reviewed by the Board of Trustees of the Trust. The Funds' portfolio managers may serve other clients of the adviser in a similar capacity. Money market instruments are generally purchased in principal transactions.

    The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Adviser will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective.

    The Funds' portfolio turnover rates for the most recent fiscal year ends as follows:

                                                                8/31/99     8/31//00    8/31/01
                                                                --------    --------    --------
Intermediate Tax Free Income Fund                                  62%         60%         43%
New York Intermediate Tax Free Income Fund                         39%         46%         33%
New Jersey Tax Free Income Fund                                    24%         48%         48%
Tax Free Income Fund                                               39%         35%         57%

    Under the advisory agreement, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Adviser is not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds by the Adviser. At present, no other recapture arrangements are in effect.

    Under the advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

    The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the adviser in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the adviser in carrying out their obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, they would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staff.

    In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the Adviser's other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions for a Fund, the Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Funds or its other clients if, in the adviser's reasonable judgment, such aggregation
(i) will result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Fund's Prospectus and Statement of Additional Information. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to the Fund and such other clients. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

    SWAPS AND RELATED SWAP PRODUCTS. Each of the Funds may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

    Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

    Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

    The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a "net basis", and the Fund will receive or pay, as the case may be, only the net amount of the two payments.

    The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, a Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

    The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

    The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

    Each Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

    Each Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

    The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Advisor and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

    During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

    The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

                            PERFORMANCE INFORMATION

    From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of a Fund in the future. From time to time, the performance and yield of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Credit Index, the Lehman Brothers Government Bond Index, the Lehman Competitive Intermediate (1-17 maturities) Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International Europe Index or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

    A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the Fund has been in existence for a shorter-period.

    Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of shares of a Fund will vary based on market conditions, the current market value of the securities held by a Fund and changes in the Fund's expenses. JPMFAM (USA), the Administrator, J.P. Morgan Fund Distributors, Inc. (the "Distributor") and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles.

    Each Fund presents performance information for each class there of since the commencement of operations of that Fund (or the related predecessor fund, as described below), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum applicable contingent deferred sales charge (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the periods presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

    In connection with the conversion of various common trust funds maintained by Chase into the Vista Select funds (the "CTF Conversion"), which occurred on December 31, 1996, the Intermediate Tax Free Income Fund was established to receive the assets of The Intermediate-Term Tax-Exempt Bond Fund of Chemical Bank, the New Jersey Tax Free Income Fund was established to receive the assets of The New Jersey Municipal Bond Fund of Chemical Bank, the New York Intermediate Tax Free Income Fund was established to receive the assets of the New York Tax-Exempt Income Fund of The Chase Manhattan Bank and the Tax Free Income Fund was established to receive the assets of The Tax-Exempt Bond Fund of Chemical Bank and the Tax-Exempt Income Fund of The Chase Manhattan Bank.

    Performance results presented for the Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund will be based upon the performance of The Intermediate-Term Tax-Exempt Bond Fund of Chemical Bank, The New Jersey Municipal Bond Fund of Chemical Bank, the New York Tax-Exempt Income Fund of The Chase Manhattan Bank and The Tax-Exempt Bond Fund of Chemical Bank, respectively, for periods prior to the consummation of the CTF Conversion.

    Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

    Advertisements for the JPMorgan Funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the off-shore assets of other funds.

                              TOTAL RATE OF RETURN

    A Fund's total rate of return for any period will be calculated by: dividing
(i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period; and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and subtracting 1 from the result.

                         AVERAGE ANNUAL TOTAL RETURNS*
                           (EXCLUDING SALES CHARGES)

    The average annual total rates of return for the following Funds as of August 31, 2001, reflecting the initial investment and assuming the reinvestment of all distributions (but excluding the effects of any applicable sales charges), were as follows:

                                                                                                 DATE OF
FUND                                                         1 YEAR     5 YEARS     10 YEARS    INCEPTION
----                                                        --------    --------    --------    ---------
JPMorgan Intermediate Tax Free Income Fund
    Select Shares**                                           9.35%      6.36%       6.73%        1/1/97
JPMorgan New York Intermediate Tax Free Income Fund
    Class A Shares***                                         9.53%      6.34%       6.53%       2/16/01
    Class B Shares***                                         9.16%      6.27%       6.49%       2/16/01
    Select Shares**                                           9.68%      6.37%       6.54%        1/1/97
JPMorgan New Jersey Tax Free Income Fund
    Select Shares**                                          10.69%      6.15%       6.63%        1/1/97
JPMorgan Tax Free Income Fund
    Class A Shares***                                         9.99%      6.50%       6.76%       2/16/01
    Class B Shares***                                         9.65%      6.43%       6.73%       2/16/01
    Select Shares**                                          10.00%      6.50%       6.76%        1/1/97

                    *   The ongoing fees and expenses borne by Class B are greater than those borne by Class A Shares; the ongoing fees and
                        expenses borne by a Fund's Class A and Class B Shares are
                        greater than those borne by the Fund's Select Shares. The
                        ongoing fees and expenses borne by Select Shares, are
                        greater than those borne by Institutional Shares. As
                        indicated above, the performance information for each class introduced after the commencement of operations of the
                        related Fund (or predecessor fund) is based on the
                        performance history of a predecessor class or classes and
                        historical expenses have not been restated, for periods
                        during which the performance information for a particular
                        class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by
                        the particular class. Accordingly, the performance informa-
                        tion presented in the table above and in each table that
                        follows may be used in assessing each Fund's performance
                        history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes, which would require an adjustment to the ongoing expenses. The performance quoted reflects fee
                        waivers that subsidize and reduce the total operating
                        expenses of certain Funds (or classes thereof). Returns on these Funds or classes would have been lower if there were not such waivers. With respect to certain Funds, Morgan is obligated to waive certain fees and/or reimburse certain
                        expenses for a stated period of time. In other instances,
                        there is no obligation to waive fees or to reimburse
                        expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.
                   **   The former Institutional Shares are now known as Select
                        Shares.
                  ***   Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date this class was introduced is based on the
                        performance of predecessor classes and does not reflect the distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance
                        quoted.

                         AVERAGE ANNUAL TOTAL RETURNS*
                           (INCLUDING SALES CHARGES)

    With the current maximum respective sales charges of 4.50% for Class A shares and the current applicable contingent deferred sales charge ("CDSC") of 5.00% for Class B Shares for each period length, reflected, the average annual total rate of return figures as of August 31, 2001 would be as follows:

                                                                                                  DATE OF
FUND                                                          1 YEAR     5 YEARS     10 YEARS    INCEPTION
----                                                         --------    --------    --------    ---------
JPMorgan New York Intermediate Tax Free Income Fund
    Class A Shares                                            4.60%       5.36%       6.04%       2/16/01
    Class B Shares                                            4.16%       5.95%       6.49%       2/16/01
JPMorgan Tax Free Income Fund
    Class A Shares                                            5.12%       5.52%       6.27%       2/16/01
    Class B Shares                                            4.65%       6.12%       6.73%       2/16/01

                    *   See the notes to the preceding table.

    The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                                YIELD QUOTATIONS

    Any current "yield" quotation for a class of shares of a Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by: (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result; and (c) multiplying the result by 2.

    The Funds will not quote yields for periods prior to the consummation of the CTF Reorganization.

    The SEC yields of the Funds for the thirty-day period as of the August 31, 2001 fiscal year end were as follows:

                                                                                TAX EQUIVALENT
FUND                                                            30-DAY YIELD     30-DAY YIELD
----                                                            ------------    --------------
Intermediate Tax Free Income Fund
    Select Shares                                                   3.09%            5.55%
New York Intermediate Tax Free Income Fund
    Select Shares                                                   2.99%            5.89%
New Jersey Tax Free Income Fund
    Select Shares                                                   3.36%            6.19%
Tax Free Income Fund
    Select Shares                                                   3.28%            6.04%

    Yields are not presented for the classes of shares that were introduced on February 16, 2001.

    The tax equivalent yields assume a federal income tax rate of 39.1% for the Intermediate Tax Free Income Fund, a combined New York State, New York City and federal income tax rate of 46.05% for the New York Intermediate Tax Free Income Fund and a combined New Jersey State and federal income tax rate of 43.45% for the New Jersey Tax Free Income Fund.

                     NON-STANDARDIZED PERFORMANCE RESULTS*
                           (EXCLUDING SALES CHARGES)

    The table below reflects the net change in the value of an assumed initial investment of $10,000 in each class of Fund shares in the following Funds, including the predecessor common trust funds, (excluding the effects of any applicable sale charges) for the ten-year period ending February 28, 2001. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and

Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

FUND                                                            TOTAL VALUE
----                                                            -----------
Intermediate Tax Free Income Fund
    Select Shares**                                               $19,177
New York Intermediate Tax Free Income Fund
    Select Shares**                                                18,845
    Class A Shares***                                              18,820
    Class B Shares***                                              18,757
New Jersey Tax Free Income Fund
    Select Shares**                                                17,938
Tax Free Income Fund
    Select Shares**                                                19,242
    Class A Shares***                                              19,241
    Class B Shares***                                              19,180

                    *   See the notes to the table captioned "Average Annual Total
                        Return (excluding sales charges)" above. The table above
                        assumes an initial investment of $10,000 in a particular
                        class of a Fund from February 28, 1991, although the
                        particular class may have been introduced at a subsequent
                        date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the
                        performance history of a predecessor class or classes, and historical expenses have not been restated, for periods
                        during which the performance information for a particular
                        class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by
                        the particular class.

                     NON-STANDARDIZED PERFORMANCE RESULTS*
                           (INCLUDING SALES CHARGES)

    With the current maximum respective sales charges of 4.50% for Class A Shares, and the current applicable CDSC for B Shares, the total value for the same periods would be as follows:

FUND                                                             TOTAL
----                                                            --------
New York Intermediate Tax Free Income Fund
    Class A Shares***                                           $17,973
    Class B Shares***                                            18,757
Tax Free Income Fund
    Class A Shares***                                            18,375
    Class B Shares***                                            19,180

                    *   See the notes to the table captioned "Average Annual Total
                        Return (excluding sales charges)" above. The table above
                        assumes an initial investment of $10,000 in a particular
                        class of a Fund from February 28, 1991, although the
                        particular class may have been introduced at a subsequent
                        date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the
                        performance history of a predecessor class or classes, and historical expenses have not been restated, for periods
                        during which the performance information for a particular
                        class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by
                        the particular class.

                                NET ASSET VALUE

    Each of the Funds computes its net asset value once daily on Monday through Friday at the time stated in each Prospectuses. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

    The net asset value of a class of a Fund is equal to a Fund's investments less the class's liabilites Fund. The following is a discussion of the procedures used by the Funds in valuing their assets.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Fund manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

    Fixed income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Fixed income securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counter party or third-party broker.

    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investment(s) which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                     PURCHASES, REDEMPTIONS, AND EXCHANGES

    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that an investor buy more shares or close the investor's account. If an investor's account balance is still below the minimum 60 days after notification the Fund reserves the right to close out such account and send the proceeds to the address of record. DST Systems, Inc. ("DST"), the Funds' transfer agent (the "Transfer Agent"), may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if the investor was issued certificates for shares that remain outstanding.

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    Each investor in a Fund, may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

    The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.

    The broker-dealer allocation for Funds with a 4.50% sales charge on Class A Shares is set forth below:

                                                            SALES CHARGE AS
                                                                A % OF:               AMOUNT OF SALES
                                                         ----------------------     CHARGE REALLOWED TO
AMOUNT OF TRANSACTION                                    OFFERING    NET AMOUNT    DEALERS AS A % OF THE
AT OFFERING PRICE ($)                                     PRICE       INVESTED        OFFERING PRICE
---------------------                                    --------    ----------    ---------------------
Under 100,00                                               4.50         4.71                 4.00
100,000 but under 250,000                                  3.75         3.90                 3.25
250,000 but under 500,000                                  2.50         2.56                 2.25
500,000 but under 1,000,000                                2.00         2.04                 1.75

    There is no initial sales charge on purchases of Class A Shares of $1 million or more.

    At times the Funds' distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A shares of a Fund may be deemed to be underwriters under the 1933 Securities Act.

    Effective October 1, 2001, the Distributor pays broker-dealers commissions on net sales of Class A Shares of the Funds of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments.

    Investors may be eligible to buy Class A Shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if the investor is using redemption proceeds received within the prior ninety days from non-JPMorgan mutual funds to buy his or her shares, and on which he or she paid a front-end or contingent deferred sales charge.

    Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A Shares for purposes of the discount privileges and programs described above.

    Investors in Class A Shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any JPMorgan Money Market Fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A Shares or other qualifying shares of these Funds being purchased by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

    Class A Shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan Money Market Fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    No initial sales charge will apply to the purchase of a Fund's Class A Shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the JPMorgan Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

    Purchases of a Fund's Class A Shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

    Purchases of a Fund's Class A Shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

    Purchases of a Fund's Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Distributor or the JPMorgan Funds Service Center.

    A Fund may sell Class A Shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of J.P. Morgan Chase & Co. ("JPMorgan Chase"), the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

    Shareholders of record of any JPMorgan Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A Shares with no initial sales charge for as long as they continue to own Class A Shares of any JPMorgan Fund, provided there is no change in account registration.

    Investors may exchange their shares for shares of the same class of other JPMorgan Funds at net asset value, beginning 15 days after the purchase of such shares. The Funds reserve the right to limit the number of exchanges or to refuse an exchange and may terminate the Exchange Privilege. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

    Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

    The Funds' Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares and a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays.

    The contingent deferred sales charge for Class B and Class C Shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B Shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

    Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares purchased on or after May 1, 1996, will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B Shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the B (or C) Shares, there is no initial sales charge (in an amount not in excesss of their redemption proceeds). At the time of the conversion the NAV per share of the Class A Shares may be higher or lower than the NAV per share of the Class B Shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                                  TAX MATTERS

    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                QUALIFICATION AS A REGULATED INVESTMENT COMPANY

    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income
(i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income and its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

    In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

    Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Investment Policies and Restrictions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having a market discount (i.e., security amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the Distribution Requirements. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

                   EXCISE TAX ON REGULATED INVESTMENT COMPANY

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending
November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS

    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporate shareholders of a Fund.

    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than 5 years beginning after December 31, 2000.

    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term captial gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

    Each Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of its total assets consists of tax-exempt municipal obligations. Distributions from a Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

    AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

    Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

    Net investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

    In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income property, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's federal Income tax liability provided the appropriate information is furnished to the IRS.

                          SALE OR REDEMPTION OF SHARES

    A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

    For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended August 31, 2001:

    The Tax Free Income Fund has a capital loss carryforward of $4,602,375.

    The New York Intermediate Tax Free Income Fund has a capital loss carryforward of $276,055 that expires on 8-31-07, and of $686,180 that expires on 8-31-08.

                              FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U. S. trade or business carried on by such shareholder.

    If the income from a Fund is not effectively connected with a U. S. trade or business carried on by a foreign shareholder dividends, paid to such foreign shareholder from net investment income will be subject to U. S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U. S. federal income tax on gains realized on the sale of shares of the Fund, exempt-interest dividends, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

    If the income from a Fund is effectively connected with a U. S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, Undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.
S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U. S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. Federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

                          STATE AND LOCAL TAX MATTERS

    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U. S. government securities (such as U. S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U. S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U. S. government securities unless the RIC holds at least a required amount of U. S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U. S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U. S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U. S. government securities. To the extent that a Fund invests to a substantial degree in U. S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U. S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                                    TRUSTEES

    The Trustees of the Trust are also the Trustees of each of the Funds. Their names, principal occupations during the past five years, addresses and dates of birth are set forth below:

    WILLIAM J. ARMSTRONG--Trustee; Retired; formerly Vice President and Treasurer, Ingersoll-Rand Company. Address: 287 Hampshire Ridge, Park Ridge, NJ 07656. His date of birth is December 4, 1941.

    ROLAND R. EPPLEY, JR.--Trustee; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association, Inc. (1971 - 1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc. (open-end mutual funds). Address: 105 Coventry Place, Palm Beach Gardens, FL 33418. His date of birth is April 1, 1932.

    ANN MAYNARD GRAY--Trustee; Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Ms. Gray is also a director of Duke Energy Corporation and Elan Corporation, plc (pharmaceuticals). Address: 1262 Rockrimmon Road, Stamford, CT 06903. Her date of birth is August 22, 1945.

    MATTHEW HEALEY--Trustee and President of the Board of Trustees; Former Chief Executive Officer of certain trusts in the JPMorgan Fund Complex through April 2001. Address: Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

    FERGUS REID, III--Trustee and Chairman of the Board of Trustees; Chairman and Chief Executive Officer, Lumelite Corporation (plastics manufacturing), since September 1985; Trustee, Morgan Stanley Funds. Address: 202 June Road, Stamford, CT 06903. His date of birth is August 12, 1932.

    JAMES J. SCHONBACHLER--Trustee; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Group Head and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. (financial services). Address: 3711 Northwind Court, Jupiter, FL 33477. His date of birth is January 26, 1943.

    LEONARD M. SPALDING*--Trustee; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management (investment management); and formerly Chief Investment Executive of the Chase Manhattan Private Bank (investment management). Address:
2025 Lincoln Park Road, Springfield, KY 40069. His date of birth is July 20,
1935.

    H. RICHARD VARTABEDIAN--Trustee; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576. His date of birth is
January 26, 1936.

    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees of the Trust presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the fiscal year ended August 31, 2001. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian and Healey and Ms. Gray. The function of the Investment Committee is to oversee the Adviser's investment program. The members of the Governance Committee are Messrs. Vartabedian (Chairman), Schonbachler, Eppley and Reid. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues.

------------------------
* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of affiliates of J.P. Morgan Chase & Co. ("J.P. Morgan Chase").

    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. For his services as the Chairman of the Governance Committee of the JPMorgan Fund Complex, Mr. Vartabedian is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.

    Trustee compensation expenses paid by the Trust and the JPMorgan Fund Complex for the calendar year ended December 31, 2000 as set forth below:

                                      AGGREGATE TRUSTEE COMPENSATION PAID BY THE TRUST DURING 2000
                         --------------------------------------------------------------------------------------
                          TAX FREE      INTERMEDIATE TAX FREE    NEW YORK INTERMEDIATE          NEW JESEY
                         INCOME FUND         INCOME FUND         TAX FREE INCOME FUND     TAX FREE INCOME FFUND
                         -----------    ---------------------    ---------------------    ---------------------
William J. Armstrong       $1,371               $1,196                  $  629                    $118
Roland R. Eppley, Jr.      $1,394               $1,216                  $  640                    $120
Ann Maynard Gray              N/A                  N/A                     N/A                     N/A
Matthew Healey                N/A                  N/A                     N/A                     N/A
Fergus Reid, III           $3,131               $2,727                  $1,434                    $271
James J. Schonbechler         N/A                  N/A                     N/A                     N/A
Leonard M. Spalding,
  Jr.                      $1,364               $1,192                  $  628                    $117
H. Richard
  Vartabedian              $2,047               $1,783                  $  937                    $177

                                                                PENSION OR                 TOTAL
                                                            RETIREMENT BENEFITS      COMPENSATION PAID
                                                           ACCURED BY THE "FUND"        FROM "FUND
                                                              COMPLEX"** (1)           COMPLEX" (1)
                                                          -----------------------    -----------------
William J. Armstrong, Trustee                                     $ 41,781                $ 90,000
Roland R. Eppley, Jr., Trustee                                    $ 58,206                $ 91,000
Ann Maynard Gray, Trustee                                              N/A                $ 75,000
Matthew Healey, Trustee and President of the Board of
  Trustees(2)                                                          N/A                $ 75,000
Fergus Reid, III, Trustee and Chairman of the Board of
  Trustees                                                        $110,091                $205,750
James J. Schonbechler, Trustee                                         N/A                  75,000
Leonard M. Spalding, Jr., Trustee*                                $ 35,335                $ 89,000
H. Richard Vartabedian, Trustee                                   $ 86,791                $134,350

                    *   Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of affiliates of
                        J.P. Morgan Chase.
                   **   On February 22, 2001, the Board of Trustees voted to
                        terminate the Retirement Plan.
                  (1)   A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for
                        purposes of investment and investment services, or have a
                        common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex
                        for which the Trustees serve includes 10 investment
                        companies.
                  (2)   Pierpont Group, Inc., which provided services to the former
                        J.P. Morgan Family of Funds, paid Mr. Healey, in his role as
                        Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums
                        for his benefit.

    The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Trustees who have elected to defer compensation under such plan.

    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                                    OFFICERS

    The Trust's executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

    The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is 522 Fifth Avenue, New York, New York 10036.

    GEORGE GATCH; President. Managing Director, J.P. Morgan Investment Management Inc. Mr. Gatch is head of J.P. Morgan Fleming's U.S. Mutual Funds and FInancial Intermediaries Business. He has held numerous positions throughout the firm in business management, marketing and sales. His date of birth is December 21, 1962.

    DAVID WEZDENKO; Treasurer. Vice President, J.P. Morgan Investment
Management Inc. Mr. Wezdenko is the Chief Operating Officer for JPMorgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan Chase (or its predecessors) in 1996, he has held numerous financial and operations related positions supporting the J.P. Morgan pooled funds business. His date of birth is October 2, 1963.

    SHARON WEINBERG; Secretary. Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg is head of Business and Product Strategy for JPMorgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan Chase (or its predecessors) in 1996 in New York, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her date of birth is June 15, 1959.

    MICHAEL MORAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Moran is the Chief Financial Officer of JPMorgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. He has held various financial reporting roles in the Investment Management and Middle Market businesses at J.P. Morgan Chase (or its predecessors). His date of birth is July 14, 1969.

    STEPHEN UNGERMAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Ungerman is head of the Fund Service Group within Fund Administration. Prior to joining J.P. Morgan Chase (or its predecessors) in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, including Assistant General Counsel, Tax Director, and Co-head of Fund Administration Deptartment. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential. His date of birth is June 2, 1953.

    JUDY R. BARTLETT; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. since September 2000. From August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life Insurance Company where she served as Assistant Secretary for the Mainstay Funds. From October 1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willkie, Farr & Gallagher. Her date of birth is May 29, 1965.

    JOSEPH J. BERTINI; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, J.P. Morgan Investment Management Inc. Prior to October of 1997, he was an attorney in the Mutual Fund Group at SunAmerica Asset Management Inc. His date of birth is November 4, 1965.

    PAUL M. DERUSSO; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. DeRusso has served in Funds Administration as Manager of the Budgeting and Expense Group for certain trusts in the JPMorgan Fund Complex since prior to 1996. His date of birth is December 3, 1954.

    LAI MING FUNG; Assistant Treasurer. Associate, J.P. Morgan Investment Management Inc. Ms. Fung serves in the Funds Administration Group as a Budgeting Analyst for the Budgeting and Expense Group. Prior to April 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her date of birth is September 8, 1974.

    MARY SQUIRES; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Ms. Squires has held numerous financial and operations positions supporting the J.P. Morgan Chase organization (or its predecessors). Her date of birth is January 8, 1955.

    NIMISH S. BHATT; Assistant Treasurer. Senior Vice President, Fund Administration and Financial Services, BISYS Investment Services, since November 2000; various positions held within BISYS prior thereto since 1996, including Vice President and Director of International Operations, Vice President of Financial Administration and Vice President of Tax. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is June 6, 1963.

    ARTHUR A. JENSEN; Assistant Treasurer. Vice President, Financial Services, BISYS Investment Services, since June 2001; formerly Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is September 28, 1966.

    MARTIN R. DEAN; Assistant Treasurer. Vice President, Administration Service, BISYS Fund Services, Inc.; formerly Senior Manager, KPMG Peat Marwick (1987-1994). His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.

    ALAINA METZ; Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.

    LISA HURLEY; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May 29, 1955.

    As of November 30, 2001, the officers and Trustees as a group owned less than 1% of the shares of each Fund.

                                CODES OF ETHICS

    The Trust, the Distributor and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                               INVESTMENT ADVISER

    Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), JPMFAM (USA) acts as investment adviser of the Funds providing investment advice and supervision. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The Adviser to the Funds furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Funds' outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

    Prior to February 28, 2001, The Chase Manhattan Bank was the adviser to the Funds and Chase Fleming Asset Management was the sub-adviser and handled the day to day management of the Funds.

    Under the Advisory Agreement, the Adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

    Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

    In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities law or regulations thereunder of any state in which the shares of the Funds are qualified for sale as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

    JPMFAM (USA) is a wholly-owned subsidiary of J.P. Morgan Chase & Co. JPMFAM
(USA) is registered with the Securities and Exchange Commission as an investment adviser. Also included among JPMFAM (USA) accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. JPMFAM (USA) is located at 522 Fifth Avenue, New York, New York 10036.

    In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to annual of 0.30% of a Fund's average daily net assets specified in the relevant Prospectuses. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

    For the most recent years, the Funds' investment adviser earned advisory fees, and voluntarily waived the amounts in parentheses as follows:

                                                         8/31/99       8/31/00         8/31/01
                                                       -----------    ----------    -------------
Intermediate Tax Free Income                           $ 2,200,196    $2,110,334    $   2,121,320
Fund                                                    (2,200,196)     (429,387)               0
-------------------------------------------------------------------------------------------------
New York Intermediate Tax                                  879,846       835,975        1,009,980
Free Income Fund                                          (879,846)     (173,688)               0
-------------------------------------------------------------------------------------------------
New Jersey Tax Free Income                                 209,497       202,307          237,454
Fund                                                      (209,497)      (40,020)               0
-------------------------------------------------------------------------------------------------
Tax Free Income Fund                                     2,293,913     2,201,223        2,420,083
                                                        (2,293,913)     (438,381)               0
-------------------------------------------------------------------------------------------------

                                 ADMINISTRATOR

    Pursuant to an Administration Agreement (the "Administration Agreement"), Morgan serves as administrator of the Funds. Morgan provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Morgan in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

    Morgan, was formed on November 10, 2001 from the merger of Morgan Guaranty Trust Company of New York and The Chase Manhattan Bank.

    Under the Administration Agreement, Morgan is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years from year to year thereafter with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Morgan on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Morgan nor its directors, officers or employees personnel shall be liable for any error of judgement or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

    In consideration of the services provided by Morgan pursuant to the Administration Agreement, Morgan receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services equal to 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average net assets over $25 billion on an annualized basis for the Fund's then-current fiscal year. Morgan may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis. Morgan may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.

    For the most recent fiscal years, the Administrator or its predecessor, earned administration fees, and voluntarily waived the amounts in parentheses:

                                                           8/31/99       8/31/00        8/31/01
                                                         -----------    ----------    -----------
Intermediate Tax Free Income                             $   733,399    $  703,443    $   707,107
Fund                                                        (733,399)     (143,129)             0
-------------------------------------------------------------------------------------------------
New York Intermediate Tax                                    293,282       284,657        336,660
Free Income Fund                                            (293,282)      (57,896)             0
-------------------------------------------------------------------------------------------------
New Jersey Tax Free Income                                    69,832        67,436         79,151
Fund                                                         (69,832)      (13,340)             0
-------------------------------------------------------------------------------------------------
Tax Free Income Fund                                         764,638       733,739        806,694
                                                            (764,638)     (146,127)             0
-------------------------------------------------------------------------------------------------

                               DISTRIBUTION PLAN

    The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of its Class A, B, and C shares of the Funds, which provides that such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Class A Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares of each Fund will be conducted generally by the JP Morgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.

    Class A shares pay a Distribution Fee of up to 0.25% of average daily net assets and Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of up to 4.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

    No class of Shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of Shares of such Fund. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares, or 0.75% annualized of the average net asset value of the Class C shares, maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B and Class C shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B or Class C shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B or Class C shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

    Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

    Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

    Expenses paid by the Distributor related to the distribution of Trust shares during the year ended August 31, 2001 were as follows:

Advertising and sales literature                                $   19,223.00
Printing, production and mailing of prospectuses and
  shareholder reports to other than current shareholders        $   39,328.00
Compensation to dealers                                         $  302,950.00
Compensation to sales personnel                                 $1,001,776.00
B Share financing charges                                       $  158,022.00
Equipment, supplies and other indirect distribution-related
  expenses                                                      $  727,049.00

                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. (the "Distributor") serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, dated
April 11, 2001 the Distributor receives no compensation in its capacity as the Trust's distributor. The Distributor is a wholly owned indirect subsidiary of The BISYS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

    The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of the J.P. Morgan Fund Distributors, Inc. are located at 1211 Avenue of the Americas, New York, NY 10036.

    The Distributor was also party to a Sub-Administration Agreement with the Funds, pursuant to which the Distributor was paid an annual fee of 0.05% of the net assets of each Fund for providing certain sub-administration services to the Funds.

    For the three most recent fiscal years, the Distributor earned the following fees, and waived the amounts in parentheses:

                                                             8/31/99      8/31/00       8/31/01
                                                            ---------    ---------    -----------
Intermediate Tax Free Income                                $ 366,699    $351,721               0
Fund                                                         (336,565)    (61,545)              0
-------------------------------------------------------------------------------------------------
New York Intermediate Tax                                     146,641     142,328         152,872
Free Income Fund                                             (134,589)    (78,737)       (106,883)
-------------------------------------------------------------------------------------------------
New Jersey Tax Free Income                                     34,916      33,718               0
Fund                                                          (34,916)    (24,963)              0
-------------------------------------------------------------------------------------------------
Tax Free Income Fund                                          382,319     366,870         106,511
                                                             (351,277)    (62,835)        (71,995)
-------------------------------------------------------------------------------------------------

           SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

    Effective January 3, 2000, the Trust adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. The Trust has entered into shareholder servicing agreements (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder Servicing Agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with other parties for the provision of shareholder support services.

    In consideration of the service provided by the Shareholder Servicing Agent pursuant to the Shareholder Servicing Agreement, the Shareholder Servicing Agent receives from the Fund a fee of 0.25% for the Class A Shares, Class B Shares and Select Shares and a fee of 0.10% for the Institutional Shares, expressed as a percentage of the average daily net asset values of Fund shares. The Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Fund on a month-to-month basis. For the most recent fiscal periods the Shareholder Servicing Agent earned fees and voluntarily waived the amounts in parentheses as follows:

                                                                   8/31/00
                                                                   THROUGH
                                                                   8/31/01
                                                                -------------
Intermediate Tax Free Income Fund                                $1,767,766
                                                                          0
-----------------------------------------------------------------------------
New York Intermediate Tax Free Income Fund                          841,650
                                                                    (60,965)
-----------------------------------------------------------------------------
New Jersey Tax Free Income Fund                                     197,878
                                                                   (102,217)
-----------------------------------------------------------------------------
Tax Free Income Fund                                              2,016,736
                                                                    (63,697)
-----------------------------------------------------------------------------

    Shareholder Servicing Agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Shareholder Servicing Agents.

    For shareholders that bank with Morgan, Morgan may aggregate investments in the JPMorgan Funds with balances held in Morgan bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Morgan and certain broker-dealers and other Shareholder Servicing Agents may, at their own expense, provide gifts such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

    The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

    Pursuant to a Custodian Agreement, Morgan acts as the custodian of the assets of each Fund for which Morgan receives such compensation as is from time to time agreed upon by the Trust and Morgan. As custodian, Morgan provides oversight and record keeping for the assets held in the portfolios of each Fund. Morgan also provides fund accounting services for the income, expenses and shares outstanding for the Funds. Morgan is located at 3 Metrotech Center, Brooklyn, NY 11245. For additional information, see the Prospectuses.

                            INDEPENDENT ACCOUNTANTS

    The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended August 31, 2001, and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the reports of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS

    Morgan and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Morgan and its affiliates deal, trade and invest for their own accounts in U.S. government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. government obligations and municipal obligations. Morgan and its affiliates may sell U.S. government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Morgan will not invest any Fund assets in any U.S. government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Morgan or an affiliate is a non-principal member. This restriction my limit the amount or type of U.S. government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Morgan has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Morgan, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Morgan. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Morgan and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

                                    EXPENSES

    In addition to the fees payable to the Adviser, Morgan and the Distributor under various agreements discussed under "Investment Adviser," "Distributor," "Administrator," "Shareholder Servicing" and "Distribution Plan" above, each Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses applicable to each Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

    Morgan has agreed that it will reimburse the Funds through the dates indicated in the table below to the extent necessary to maintain the Fund's total operating expenses at the following annual rates of the Fund's average daily assets. These limits do not cover extraordinary expenses, interest or taxes.

Intermediate Tax Free Income Fund
  Select Shares                                                 9/7/04     0.66%
  Institutional Shares                                          9/7/04     0.50%
  Class A Shares                                                9/7/02     0.75%
-------------------------------------------------------------------------------
New York Intermediate Tax Free Income Fund
  Select Shares                                                 9/7/04     0.72%
  Institutional Shares                                          9/7/04     0.50%
  Class A Shares                                                9/7/02     0.75%
  Class B Shares                                                9/7/02     1.64%
  Class C Shares                                                9/7/02     1.64%
-------------------------------------------------------------------------------
Tax Free Income Fund
  Select Shares                                                 9/7/02     0.75%
  Class A Shares                                                9/7/02     0.75%
  Class B Shares                                                9/7/02     1.64%
  Class C Shares                                                9/7/02     1.64%
-------------------------------------------------------------------------------
New Jersey Tax Income Fund
  Select Shares                                                 9/7/02     0.75%
-------------------------------------------------------------------------------

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    As of September 7, 2001, the Select Shares were renamed "Institutional Shares" and a new class called Institutional Shares was introduced.

    Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

    Each Fund currently issues multiple classes of shares but may, in the future, offer other classes. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. Other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes.

    Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation for selling one particular class of shares rather than another. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               PRINCIPAL HOLDERS

    As of November 30, 2001, there were no persons who owned of record 5% or more of the outstanding shares of the JPMorgan New York Tax Exempt Bond Fund(1), outstanding Class B shares of the New York Intermediate Tax Free Income Fund, outstanding shares of the JPMorgan Tax Exempt Bond Fund(2), or outstanding shares of the JPMorgan Institutional Tax Exempt Bond Fund(3), and the following persons owned of record 5% or more of the outstanding shares of the following
Funds:

FUND AND CLASS OF SHARES                                     NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------                                 ---------------------------------------    ----------------
INTERMEDIATE TAX FREE INCOME FUND, Select Class          PENLIN & CO                                      5.34%
                                                         REBATE ACCOUNT
                                                         C/O THE CHASE MANHATTAN BANK
                                                         ATTN MUT FDS/T-C
                                                         PO BOX 31412
                                                         ROCHESTER NY 14603-1412
                                                         BALSA & CO REBATE ACCOUNT                       53.30%
                                                         MUTUAL FUNDS
                                                         UNIT 16 HCB 340
                                                         PO BOX 2558
                                                         HOUSTON TX 77252-2558
NY INTERMEDIATE TAX FREE INCOME FUND, Class A            BALSA & CO                                       5.59%
                                                         MUTUAL FUNDS
                                                         UNIT 16 HCB 340
                                                         PO BOX 2558
                                                         HOUSTON TX 77252-2558
                                                         NFSC FBO #CL 5-563331                            7.27%
                                                         ANTHONY RUSSO
                                                         BRAD PRUNTY
                                                         308 E 15TH ST
                                                         NEW YORK NY 10003-4001
NY INTERMEDIATE TAX FREE INCOME FUND, Institutional      LIVA & COMPANY                                   7.22%
Class(4)                                                 REBATE ACCOUNT
                                                         C/O CHASE MANHATTAN BANK
                                                         ATTN MUTUAL FUND OPERATIONS
                                                         PO BOX 31412
                                                         ROCHESTER NY 14603-1412

------------------------
(1) On September 7, 2001, all issued and outstanding shares of the JPMorgan New York Tax Exempt Bond Fund were merged into Select Class shares in one Fund.
(2) On September 7, 2001, all issued and outstanding shares of the JPMorgan Tax Exempt Bond Fund were merged into Select Class shares of the Intermediate Tax Free Income Fund.
(3) On September 7, 2001, all issued and outstanding shares of the JPMorgan Institutional Tax Exempt Bond Fund were renamed Institutional Class shares of the Intermediate Tax Free Income Fund.
(4) On September 7, 2001, all Institutional Class shares of the New York Intermediate Tax Free Income Fund were merged into Select Class shares.

FUND AND CLASS OF SHARES                                     NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------                                 ---------------------------------------    ----------------
                                                         PENLIN & CO                                     25.41%
                                                         REBATE ACCOUNT
                                                         C/O THE CHASE MANHATTAN BANK
                                                         ATTN MUT FDS/T-C
                                                         PO BOX 31412
                                                         ROCHESTER NY 14603-1412
                                                         BALSA & CO REBATE ACCOUNT                       29.02%
                                                         MUTUAL FUNDS
                                                         UNIT 16 HCB 340
                                                         PO BOX 2558
                                                         HOUSTON TX 77252-2558
JPMORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND          MGT CO OF NEW YORK AS AGENT FOR                  7.06%
FUND(5)                                                  TRUST U/Q OF L H P KLOTZ FBO
                                                         RUTH KLOTZ
                                                         ATTN: SPECIAL PRODUCTS 2 OPS/3
                                                         500 STANTON CHRISTIANA ROAD
                                                         NEWARK DE 19713-2107
                                                         MORGAN GUARANTY TR CO OF NY                      5.78%
                                                         AS AGENT FOR GILLAN ATTFIELD
                                                         AND ANNE HUBBARD
                                                         ATTN: SPECIAL PRODUCTS 2 OPS/3
                                                         500 STANTON CHRISTIANA ROAD
                                                         NEWARK DE 19713-2107
                                                         MORGAN GUARANTY TR CO OF NY                      6.05%
                                                         AS AGENT FOR GILLAN ATTFIELD
                                                         AND ANNE HUBBARD
                                                         ATTN: SPECIAL PRODUCTS 2 OPS/3
                                                         500 STANTON CHRISTIANA ROAD
                                                         NEWARK DE 19713-2107

------------------------
(5) On September 7, 2001, all issued and outstanding shares of the JPMorgan Institutional New York Tax Exempt Bond Fund were renamed Institutional Class shares of the New York Intermediate Tax Free Income Fund.

FUND AND CLASS OF SHARES                                     NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------                                 ---------------------------------------    ----------------
                                                         CHARLES SCHWAB & CO INC                          8.08%
                                                         SPECIAL CUSTODY ACCOUNT
                                                         FOR BENEFIT OF CUSTOMERS
                                                         ATTN: MUTUAL FUNDS
                                                         101 MONTGOMERY ST
                                                         SAN FRANCISCO CA 94104-4122
NEW JERSEY TAX FREE INCOME FUND, Institutional           PENLIN & CO                                      6.44%
Class(6)                                                 REBATE ACCOUNT
                                                         C/O THE CHASE MANHATTAN BANK
                                                         ATTN MUT FDS/T-C
                                                         PO BOX 31412
                                                         ROCHESTER NY 14603-1412
                                                         BALSA & CO REBATE ACCOUNT                       78.87%
                                                         MUTUAL FUNDS UNIT 16 HCB 340
                                                         PO BOX 2558
                                                         HOUSTON TX 77252-2558
TAX FREE INCOME FUND, Class A                            NFSC FEBO # C1B-286109                           6.83%
                                                         JGL PARTNERS L P
                                                         JGL PARTNERS L P
                                                         23 CORNELL WAY
                                                         MONTCLAIR NJ 07043-2505
TAX FREE INCOME FUND, Class B                            MLPF&S FOR THE SOLE BENEFIT OF                  10.83%
                                                         ITS CUSTOMERS
                                                         ATTN FUND ADMINISTRATION
                                                         SEC# 97FC2
                                                         4800 DEER LAKE DRIVE EAST 2ND FLOOR
                                                         JACKSONVILLE FL 32246-6484

                              FINANCIAL STATEMENTS

    The Annual Report to Shareholders of each Fund, including the report of independent accountants, financial highlights and financial statements for the fiscal year-ended August 31, 2001 (Accession No. 0000912057-01-537405) and the Semi-Annual Report to Shareholders of each Fund for the six-month period ended February 28, 2001 (Accession No. 0000912057-01-512162), are incorporated by reference.

------------------------
(6) On September 7, 2001, all Institutional Class shares of the New Jersey Tax Free Income Fund were renamed Select Class shares.

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES

    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. government. These bonds are not guaranteed by the U.S. government.

    MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. government and are guaranteed by the U.S. government.

    FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. government.

    FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. government.

    FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. government.

    GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. government obligations may be purchased at a discount from face value.

    FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. government.

    GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. government.

    NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the

Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. government.

    PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. government.

    PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U.S. government.

    SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the SmallBusiness Administration of the U.S. government.

    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. government.

    FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. government.

    FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. government.

    STUDENT LOAN MARKETING ASSOCIATION ("SALLIE MAE") NOTES AND BONDS--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. government.

    D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. government.

    EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. government.

    In the case of securities not backed by the "full faith and credit" of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments.

    Investments may also be made in obligations of U.S. government agencies or instrumentalities other than those listed above.

                                   APPENDIX B

                            DESCRIPTION OF RATINGS*

    The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

    MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

    MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

-------------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

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      DESCRIPTION OF STANDARD & POOR'S FOUR HIGHEST MUNICIPAL BOND RATINGS

    AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

    A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT
                                  DEMAND BONDS

    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2--Satisfactory capacity to pay principal and interest.

    SP-3--Speculative capacity to pay principal and interest.

    Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

     DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS

    A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1--This rating indicates a fund has strong capacity to meet its financial commitments. Standard & Poor's rate it in the highest category. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely stong.

    A-2--This rating indicates a fund has satisfactory capacity to meet its financial commitments. However it is somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than obligors in the highest rating category.

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          DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

    ISSUERS RATED PRIME-1--(or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

    ISSUERS RATED PRIME-2--(or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        DESCRIPTION OF FITCH'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT
                      DEMAND BONDS MUNICIPAL BOND RATINGS

    The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

    AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

    A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

SHORT-TERM RATIONS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

    F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near term adverse changes could cause these securities to be rated below investment grade.

                                   APPENDIX C

                       SPECIAL INVESTMENT CONSIDERATIONS
                   RELATING TO NEW YORK MUNICIPAL OBLIGATIONS

    Some of the significant financial considerations relating to the investments of the New York Intermediate Tax Free Income Fund in New York municipal securities are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from publicly available official statements relating to securities offerings of New York municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

SEPTEMBER 11, 2001 TERRORIST ATTACK

    New York State (the "State"), in close cooperation with the federal government and the City of New York (the "City"), is carefully assessing the economic and fiscal implications of the terrorist attack that occurred in New York City on September 11, 2001. The State's Division of the Budget (the "DOB") expects the attack will depress, at least temporarily, the normal growth in State tax receipts and increase the State's operating costs. A preliminary assessment by DOB suggests that the loss of receipts will be in the range of $2 billion to $6 billion next fiscal year as a result of disruptions to business activity and tax payment processes. The State anticipates that it will take necessary actions to maintain budget balance for the remainder of the 2001-02 fiscal year, including the use of available reserves. To the extent such reserves need to be utilized in the current fiscal year, the closing balance of the General Fund, the State's principal operating fund, would decrease and these reserves would be unavailable to guard against financial plan risks in future fiscal years. The State does not believe the attack or other events will affect its ability to pay the principal and interest on its bonds or other debt service obligations in this or any future fiscal year.

    On September 11, 2001, the President of the United States declared the City a national disaster area. The disaster declaration made New York eligible for extraordinary financial assistance from the federal government. On
September 15, 2001 the United States Congress enacted an emergency supplemental appropriation of $40 billion for disaster assistance and counter-terrorism measures, with not less than $20 billion allocated to disaster relief and recovery initiatives in New York, Virginia, and Pennsylvania. The State expects to receive a significant share of federal funding for the costs of the emergency operations and the reconstruction of damaged sections of the City. In addition, the State has asked for federal assistance to compensate for economic and revenue losses that may follow in the aftermath of the attack. To expedite the flow of federal aid and other assistance, the State enacted $5.5 billion in appropriations on September 13, 2001. It has also authorized $2.5 billion in additional bonding authority for the New York City Transitional Finance Authority (the "TFA") to fund City costs related to or arising from the terrorist attack.

    The DOB's current analysis of the impact of the attack on the State's financial condition is preliminary and subject to significant revision as more information is known. Accordingly, the State's 2001-02 Financial Plan summarized below does not contain any revisions related to the events of September 11, 2001. The State expects to revise its current spending and revenue estimates in future Financial Plan Updates as the fiscal impact of the attack become clearer.

    Some of the projections and forecasts contained herein were made prior to the September 11 attack on the World Trade Center and have not been revised to reflect changes that may occur as a result of this event. Prior to the events of September 11, the national and local economy had been weakening, reflecting lower business investment, increased unemployment and a recent decline in consumer confidence. It is expected that the destruction of the World Trade Center will have an adverse impact on the City and its economy. Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for the City and could negatively affect real property values. The events of September 11 increased substantially the risk of a recession and a delay in recovery. It is not possible to quantify at present with any certainty the short-term or long-term adverse impact of the September 11 events on the City and its economy, any offsetting economic benefits which may result from recovery and rebuilding activities, and the amount of additional resources from federal, State, City and other sources which will be required.

NEW YORK STATE

    New York State Financing Activities. There are a number of methods by which the State may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the New York State Legislature (the "Legislature") and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. With the exception of general obligation housing bonds (which must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.

    The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued bonds, by issuing bond anticipation notes ("BANs"). TRANs must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. BANS may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations. Such BANs must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance.

    The State may also, pursuant to specific constitutional authorization, directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey. The State has never been called upon to make any direct payments pursuant to such guarantees. The State-guaranteed bonds of the Port Authority of New York and New Jersey were fully retired on December 31, 1996. State-guaranteed bonds issued by the Thruway Authority were fully retired on July 1, 1995.

    The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financing, which involve obligations of public authorities or municipalities that are State-supported but not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the New York Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

    The State participates in the issuance of Certificates of Participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

    The State also employs moral obligation financing. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority although there can be no assurance that such a default will not occur in the future.

    Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees although there can be no assurance that such a default or call will not occur in the future.

    The proposed 2000-01 through 2005-06 Capital Program and Financing Plan was released with the 2001-02 Executive Budget on January 16, 2001.

    In addition to the arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation for The City of New York ("MAC") was created to provide financing assistance to the City. To enable MAC to pay debt service on its obligations, MAC receives, subject to annual appropriation by the Legislature, receipts from the 4% New York State Sales Tax for the benefit of New York City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to the City. The legislation creating MAC also includes a moral obligation provision. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. In 1995, the State created the Municipal Assistance Corporation for the City of Troy ("Troy MAC"). The bonds issued by Troy MAC, however, do not include moral obligation provisions.

    THE 2001-02 STATE FINANCIAL PLAN. The State's 2001-02 fiscal year commenced on April 1, 2001 and ends on March 31, 2002. The State's budget for the 2001-02 fiscal year was adopted by the Legislature on April 2, 2001. The State Financial Plan for the 2001-02 fiscal year (the "State Financial Plan") was released on September 21 2001 and was based on the State's budget as enacted by the Legislature and signed into law by the Governor. The State Financial Plan is updated in July, October and January. A supplemental state budget is still being negotiated. The State Financial Plan was projected to be balanced on a cash basis; however there can be no assurance that the State Financial Plan will continue to be in balance. Total General Fund receipts and transfers from other funds were projected to be $43.61 billion, while total General Fund disbursements and transfers to other funds were projected to be $42.00 billion. After adjustments for comparability, the adopted 2001-02 budget projected a year-over-year increase in General Fund disbursements of 5.8 percent. General Fund disbursements in 2001-02 were projected to grow by $2.29 billion over 2000-01 levels, or $650 million more than proposed in the Governor's Executive Budget, as amended. The change in General Fund disbursements from the Executive Budget to the enacted budget reflects legislative additions (net of the value of the Governor's vetoes), actions taken at the end of the regular legislative session and spending that was originally anticipated to occur in 2000-01 but is now expected to occur in 2001-02. The 2001-02 increase in General fund spending has primarily taken the form of additional local assistance. The largest annual increases are for educational programs and Medicaid.

    The 2001-02 State Financial Plan projects a closing balance in the General Fund of $2.71 billion that is comprised of a balance of $627 million in the Tax Stabilization Reserve Fund ("TSRF"), a balance of $142 million in the Community Projects Fund ("CPF"), and a balance of $151 million in the Contingency Reserve Fund ("CRF"). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resources to help finance any extraordinary litigation costs during the fiscal year.

    Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts, however, have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies.

    Despite recent budgetary surpluses recorded by the State, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State is required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in this Annual Information Statement, and those projections may be changed materially and adversely from time to time. In the past, the State has taken management actions and made use of internal sources to address potential State Financial Plan shortfalls, and DOB believes it could take similar actions should variances occur in its projections for the current fiscal year.

    Outyear Projections of Receipts and Disbursements. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98) and less than $1 billion (1998-99 through
2000-01). The State, as a part of the 2001-02 Executive Budget amended projections, projected a 2002-03 General Fund budget gap of approximately $2.5 billion and a 2003-04 gap of $2.92 billion. A preliminary analysis indicates that the State will have a 2002-2003 budget gap significantly higher than the $2.5 billion gap published in the 2001-2002 Executive Budget in January 2001. This gap is expected to increase by $2 billion to $6 billion as a result of the terrorist attacks on America. The Governor's $3 billion savings plan, which is not yet reflected in these numbers, will help offset the negative impact on the Financial Plan from the World Trade Center attacks.

    The State will formally update its outyear projections of receipts and disbursements for the 2002-03 and 2003-04 fiscal years as a part of the 2002-03 Executive Budget process, as required by law. The revised expectations for years 2002-03 and 2003-04 will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 2002-03 Executive Budget recommendations. Disbursement projections for the outyears currently assume additional outlays for school aid, Medicaid, welfare reform, mental health community reinvestment and other multi-year spending commitments in law.

    Uncertainties with regard to the effects of the destruction of the World Trade Center, and the economy, as well as the outcome of certain litigation now pending against the State, could produce adverse effects on the State's projections of receipts and disbursements. For example, changes to current levels of interest rates or deteriorating world economic conditions could have an adverse effect on the State economy and produce results in the current fiscal year that are worse than predicted. Similarly, adverse judgments in legal proceedings against the State could exceed amounts reserved in the 2001-02 Financial Plan for payment of such judgments and produce additional unbudgeted costs to the State.

    In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. A delay in the adoption of the State's budget beyond the statutory April 1 deadline could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

    GOVERNMENT FUNDS COMPRISING THE STATE FINANCIAL PLAN. Four governmental fund types comprise the State Financial Plan: the General fund, the Special Revenue Funds, the Capital Projects funds and the Debt Service funds.

    THE GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital

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projects and debt service payments in other fund types. In the State's 2001-02 fiscal year, the General Fund was expected by the State to account for approximately 46 percent of all governmental funds disbursements and 67 percent of total State Funds disbursements.

    The General Fund was projected to be balanced on a cash basis for the 2001-02 fiscal year, however there can be no assurance that the General Fund will remain balanced for the entire fiscal year. Total receipts were projected to be $42.09 billion, an increase of $2.21 billion from the $39.88 billion recorded in 2000-01.

    Fund disbursements for fiscal year 2001-02 were projected to be $41.97 billion, an increase of $2.27 billion over the total amount disbursed and transferred in the 2000-01 fiscal year.

    SPECIAL REVENUE FUNDS: Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Federal grants comprise 68 percent of all Special Revenue spending in fiscal year 2001-02.

    Total disbursements for programs supported by Special Revenue Funds were projected at $36.29 billion, an increase of $1.93 billion or 5.6 percent from 2000-01. Federal grants account for approximately three-quarters of all spending in the Special Revenue fund type. Disbursements from federal funds were estimated at $24.65 billion, an increase of $540 million or 2.2 percent. The single largest program in this Fund group is Medicaid, which was projected at $14.20 billion, an increase of $856 million from last year.

    State special revenue spending was projected to be $11.64 billion, an increase of $1.39 billion or 13.6 percent from last year's levels. Most of this projected increase in spending was due to the $2.6 billion cost of the final phase of the STAR program, as well as $146 million in additional operating assistance for mass transportation, $144 million in additional spending under the Health Care Reform Act of 2000, and an increase of $90 million for the EPIC program.

    CAPITAL PROJECTS FUNDS: Capital Projects Funds account for the financial resources used in the acquisition, construction or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund and various other capital funds established to distinguish specific capital construction purposes supported by other revenues.

    Capital Projects Funds spending in fiscal year 2001-02 was projected at $4.92 billion, an increase of $458 million or 10.3 percent from last year. The increase is primarily attributable to $362 million for new capital projects in transportation, housing and economic development.

    DEBT SERVICE FUNDS: Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. Receipts in these Funds in excess of debt service requirements are transferred to the General Fund and Special Revenue Funds, pursuant to law.

    The Debt Service Fund type consists of the General Debt Service Fund, which is supported primarily by tax dollars transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. Total disbursements from the Debt Service Fund type were estimated at $3.92 billion in 2001-02, a decrease of $175 million, or 4.3 percent, from 2000-01. This decrease results primarily from the use of $421 million of Debt Reduction Reserve Fund (DRRF) monies in 2000-01 to defease high cost debt. The remaining increases for a variety of purposes, including transportation, education, mental health, corrections, and general obligation financings.

    FISCAL YEAR 2000-01. The State ended its 2000-01 fiscal year on March 31, 2001 in balance on a cash basis with a General Fund surplus of $2.73 billion as reported by DOB. After year-end adjustments described below, the closing balance in the General Fund was $1.10 billion, a decrease of $69 million from the 1999-2000 fiscal year. Of this balance, $627 million was held in the TSRF (after a deposit of $80 million in fiscal year 2000-01), $150 million in the CRF, $292 million in the CPF, and $29 million in the Universal Pre-Kindergarten Fund.

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    The General Fund closing balance excludes $3.52 billion on deposit in the tax refund reserve account at the end of the 2000-01 fiscal year. The tax refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The Governor has proposed retaining $1.73 billion of the $3.52 billion balance for reserves, with $1.48 billion to be set aside for economic uncertainties and $250 million to be deposited into the Debt Reduction Reserve Fund. The remaining balance of $1.79 billion is comprised of $1.22 billion that is available to accomplish Financial Plan objectives, $521 million from the LGAC that may be used to pay tax refunds during fiscal year 2001-02 but must be on deposit on March 31, 2002, and $51 million in additional funds designated to pay refunds related to the Earned Income Tax Credit and the Dependent Care Tax Credit.

    The 2000-01 General Fund closing balance also excludes $1.2 billion that was on deposit in the School Tax Relief ("STAR") Special Revenue Fund at the end of the 2000-01 fiscal year (to meet a portion of the STAR payments in fiscal year 2001-02) and $250 million on deposit in the Debt Reduction Reserve Fund (for debt reduction in fiscal year 2001-02).

    General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. Receipts results for fiscal year 2000-01 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2000-01 fiscal year and increasing them in the 2001-02 fiscal year. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year. The increase in disbursements as compared to projections is related primarily to the financing of labor agreements that were ratified by State employee unions and approved by the Legislature.

    FISCAL YEAR 1999-2000.  The State ended its 1999-2000 fiscal year on
March 31, 2000 in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

    The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the 1998-1999 fiscal year. The balance was comprised of $547 million in TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

    The General Fund closing balance excluded $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction had the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

    General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year total $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

    FISCAL YEAR 1998-1999.  The State ended its 1998-99 fiscal year on
March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

    The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the 1997-1998 fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-999. The CPF closed the fiscal year with a balance of $312 million.

    The General Fund closing balance excluded $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000. The remaining balance of $521 million in the tax refund reserve account was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1999.

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    General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1 percent from 1997-98 levels.

    OTHER GOVERNMENTAL FUNDS (1998-99 THROUGH 2000-01). The State All Governmental Funds Financial Plan is comprised of the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds. Activity outside the General Fund has increased in recent years: beginning in fiscal year 1995-96, combined disbursements from Special Revenue, Capital Projects, and Debt Service Funds ("other governmental Funds") have accounted for 50 percent or more of the State's All Governmental Funds disbursements. In fiscal year 2000-01, disbursements from governmental funds other than the General Fund totaled $42.91 billion.

    Several programmatic changes have increased activity in these funds, including the financing of several health care initiatives under the Health Care Reform Act of 2000 through Special Revenue Funds, the creation of the STAR program that is funded by the diversion of personal income tax receipts to a Special Revenue Fund, and the redirection of a portion of transportation-related revenues from the General Fund to two dedicated funds in the Special Revenue and Capital Projects fund types to support the capital programs of the Department of Transportation, the Metropolitan Transportation Authority ("MTA") and other transit entities.

    In the Special Revenue Funds, disbursements increased from $29.65 billion in fiscal year 1998-99 to $34.36 billion in 2000-01 (an average annual growth rate of 7.7 percent). The growth is primarily attributable to increased federal payments for Medicaid, the phase-in of the STAR program, and the financing of health care programs under HCRA.

    Disbursements in the Capital Projects Funds increased from $4.06 billion in 1998-99 to $4.46 billion in 2000-01, primarily for education, environment, public protection and transportation programs. The composition of this fund type's receipts has also changed as dedicated taxes, federal grants and reimbursements from public authority bonds increased, while general obligation bond proceeds declined.

    Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the ongoing costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years. Disbursements in this fund type increased from $3.27 billion in 1998-99 to $4.09 billion in 2000-01.

    GAAP-BASIS RESULTS. State law requires the State to update its projected financial results on a GAAP-basis on or before September first of each year.

    PROJECTED GAAP-BASIS RESULTS FOR FISCAL YEAR 2001-02. The State based its GAAP projections on the cash estimates in this Enacted Budget Report and the actual results for the 2000-01 fiscal year as reported by the State Comptroller. The State's accumulated GAAP surplus is projected at $2.90 billion at the end of 2001-2002, a substantial improvement from the $3.3 billion GAAP deficit as of 1994-1995.

    On March 31, 2001, actual results show an increase in the accumulated GAAP-basis surplus in the General Fund from $3.93 billion to $4.17 billion. In 2001-2002, the General Fund GAAP Financial Plan shows total revenues of $40.56 billion, total expenditures of $41.22 billion and net other financing uses of $609 million. The change in the GAAP operating projections from February to those prepared for the Enacted Budget primarily reflect the use of the 2000-2001 surplus to fund current year operations.

    The 2001-02 GAAP-basis General Fund Financial Plan shows expected tax revenues of $37.51 billion and miscellaneous revenues of $3.05 billion to finance expenditures of $41.22 billion and net financing uses of $609 million. The General Fund accumulated surplus is projected to be $2.9 billion at the end of 2001-02.

    GAAP-Basis Results for Fiscal Year 2000-01. The State completed its 2000-01 fiscal year with a combined governmental funds operating surplus of $1.59 billion, which included operating surpluses in

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the General Fund ($245 million), in Special Revenue Funds ($1.25 billion) and in
Capital Projects Funds ($109 million) offset, in minor part, by an operating deficit in the Debt Service Funds ($20 million).

    GENERAL FUND. The State reported a General Fund operating surplus of $245 million for the 2000-01 fiscal year, as compared to an operating surplus of $2.23 billion for the 1999-2000 fiscal year. The operating surplus for the 2000-01 fiscal year resulted in part from a cash basis operating surplus and increases in taxes and other receivables of $686 million and $13 million, respectively, and decreases in deferred revenues, pension contributions payable and other liabilities of $101 million. These gains were partially offset by decreases in other assets and amounts due from other funds of $258 million, increases in payables to local governments of $368 million and an increase in tax refunds payable of $252 million. The State reported an accumulated fund balance of $4.17 billion in the General Fund for its 2000-01 fiscal year.

    General Fund revenues increased $682 million (1.8 percent) from the 1999-2000 fiscal year with an increase reported only for personal income taxes. Business, consumption and use and other taxes and miscellaneous revenues fell from the prior fiscal year. Personal income taxes grew $1.89 billion, an increase of nearly 8.4 percent. The increase in personal income taxes was caused by strong employment, wage and bonus payment growth and an increase in interest and dividend income during 2000. This increase was partially offset by decreases in consumption and use, business and other taxes and miscellaneous revenues. Consumption and use taxes decreased $305 million, or 4.0 percent, primarily as a result of the reduction in motor fuel taxes and motor vehicle fees distributed to the General Fund and a decline in cigarette and tobacco products taxes. Business taxes decreased $488 million, or 10.7 percent, primarily due to a reduction in certain corporation and utility taxes distributed to the General Fund and because of reductions in the corporate and utility tax rates. Other taxes, primarily estate and gift taxes, decreased over $381 million, or
34.4 percent due mainly to a decline in the stock market and tax rate reductions. Miscellaneous revenues decreased $30 million (1.2 percent).

    General Fund expenditures increased $2.30 billion (6.3 percent) from the 1999-2000 fiscal year, with the largest increases occurring in the areas of education, health and environment and social services. Education expenditures grew $1.17 billion (9.1 percent) due mainly to an increase in spending for support for public schools and municipal and community colleges. Social services expenditures increased $238 million (2.6 percent) due primarily to increased spending for Medicaid and income maintenance programs. Health and environment expenditures increased over $145 million (16.9 percent) primarily reflecting increased spending for the Elderly Pharmaceutical Insurance Coverage and Child Health Plus programs.

    Personal service costs increased $473 million (7.4 percent) principally as a result of increases in wages as required by recently approved collective bargaining agreements. Non-personal service costs increased $164 million (6.5 percent) due primarily to increased spending for goods and services. General state charges increased $144 million (8.1 percent) primarily because of an increase in the State's health insurance premiums.

    Net other financing sources in the General Fund decreased $369 million (60.5 percent) in part because transfers from the Hospital Bad Debt and Charity Care Fund decreased by nearly $240 million while State subsidies for higher education (SUNY and CUNY) increased $170 million.

    SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUNDS. An operating surplus of $1.25 billion was reported for the Special Revenue Funds for the 2000-01 fiscal year, which increased the accumulated fund balance to $3.39 billion. Revenues rose by $4.54 billion over the prior fiscal year (13.5 percent) as a result of increases in tax, federal grant revenues and miscellaneous revenues. Expenditures increased by $3.63 billion (12.6 percent) as a result of increased costs for local assistance grants and non-personal service. Net other financing uses decreased $324 million (8.1 percent).

    Debt Service Funds ended the 2000-01 fiscal year with an operating deficit of $20 million and, as a result, the accumulated fund balance declined to $2.04 billion. Revenues increased $143 million (4.9 percent) primarily as a result of increases in dedicated taxes. Debt service expenditures increased $366 million (11.1 percent). Net other financing sources increased $174 million (40.8 percent) due primarily to increases in transfers from the General Fund.

    An operating surplus of $109 million was reported in the Capital Projects Funds for the State's 2000-01 fiscal year and, as a result, the accumulated deficit in this fund type decreased to $20 million. Revenues increased $226 million (8.7 percent) primarily because the allocation of motor fuel taxes and motor vehicle fees increased $131 million and federal grant revenues increased $90 million for transportation projects. Expenditures increased $212 million (5.5 percent) primarily because of increases in spending for grants to local governments--education and health and environment programs and capital construction spending for transportation projects.

    GAAP-BASIS RESULTS FOR FISCAL YEAR 1999-2000. The State completed its 1999-2000 fiscal year with a combined governmental funds operating surplus of $3.03 billion, which included an operating surplus in the General Fund of $2.23 billion, in the Capital Projects Funds of $99 million and in the Special Revenue Funds of $665 million, offset in part by an operating deficit of $38 million in the Debt Service Funds.

    GENERAL FUND. The State reported a General Fund operating surplus of $2.23 billion for the 1999-2000 fiscal year, as compared to an operating surplus of $1.08 billion for the prior fiscal year. The 1999-2000 fiscal year operating surplus resulted in part from higher personal income tax receipts, and increases in taxes receivable and other assets of $754 million and $137 million, respectively, and decreases in deferred revenues, due to other funds and other liabilities of $134 million. These gains were partially offset by decreases in accounts receivable and money due from other funds of $77 million, increases in payables to local governments and accrued liabilities of $80 million and $175 million, respectively, and an increase in tax refunds payable of $537 million.

    Revenues increased $2.30 billion (6.4 percent) over the prior fiscal year with increases in personal income and consumption and use taxes, and miscellaneous revenues. Business tax and other tax revenues fell from the prior fiscal year. Personal income taxes grew $1.98 billion, an increase of nearly 9.7 percent. The increase in personal income taxes was caused by strong employment and wage growth and the strong financial markets during 1999. Consumption and use taxes increased $327 million or 4.5 percent as a result of increased consumer confidence.

    Miscellaneous revenues increased $303 million (14.1 percent), primarily due to growth in investment earnings, fees, licenses, royalties and rents and reimbursements from regulated industries used to fund State administrative costs (e.g., banking and insurance). These increases were partially offset by decreases in business and other taxes. Business taxes decreased nearly $301 million, or 6.2 percent, because of prior year refunds and the application of credit carry forwards which were applied against current year (1999) liabilities. Other taxes decreased $12 million, or 1.1 percent.

    General Fund expenditures increased $1.39 billion (3.9 percent) from the prior fiscal year, with the largest increases occurring in education, health and environment. Education expenditures grew $739 million (6.1 percent) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. Health and environment expenditures increased over $215 million (33.5 percent) primarily reflecting increased spending for local health programs. Personal service costs increased $202 million (3.3 percent) principally as a result of increases in wages as required by recently approved collective bargaining agreements. Non-personal service costs increased $264 million (11.7 percent) due primarily to increased spending for goods and services.

    Expenditures increased $1.39 billion (3.9 percent) from the prior fiscal with the largest increase occurring in education, health and environment. Education expenditures grew $739 million (6.1 percent), due mainly to an increase in spending for support for public schools and handicapped pupil education and community colleges.

    Net other financing sources increased $192 million (45.9 percent), primarily because transfers of surplus revenues from the Debt Service Funds increased by nearly $100 million and transfers from the Abandoned Property Fund and the Hospital Bad Debt and Charity Accounts increased by nearly $120 million.

    SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUNDS. An operating surplus of $665 million was reported for the Special Revenue Funds for the 1999-2000 fiscal year, increasing the accumulated fund balance to $2.14 billion after restatement of prior year fund balances. As a result of legislation enacted during the fiscal year ended March 31, 2000, the Hospital Bad Debt and Charity Accounts were reclassified to Special Revenue Funds thereby increasing the beginning fund balance by $1.01 billion. Revenues increased $2.15 billion over the prior fiscal year (6.9 percent) as a result of increases in tax, federal grants and miscellaneous revenues. Expenditures increased $1.49 billion (3.4 percent) as a result of increased costs for local assistance grants and non-personal services. Net other financing uses increased $174 million (4.5 percent).

    Debt Service Funds ended the 1999-2000 fiscal year with an operating deficit of $38 million and, as a result, the accumulated fund balance declined to $2.06 billion. Revenues increased $200 million (7.4 percent) because of increases in dedicated taxes. Debt service expenditures increased $429 million (15.0 percent). Net other financing sources increased $113 million due primarily to increases in transfers from the General Fund.

    An operating surplus of $99 million was reported in the Capital Projects Funds for the State's 1999-2000 fiscal year, and, as a result, the accumulated fund deficit decreased to $129 million. Revenues increased $93 million (3.7 percent) primarily because federal grant revenues increased for transportation projects. Expenditures increased $84 million (2.3 percent) because of increases in capital construction spending for transportation projects. Net other financing sources decreased by $63 million (4.6 percent).

    GAAP-BASIS RESULTS FOR FISCAL YEAR 1998-99. The State completed its 1998-99 fiscal year with a combined Governmental Funds operating surplus of $1.32 billion, which included an operating surplus in the General Fund of $1.078 billion, in the Capital Projects Funds of $154 million and in the Debt Service Funds of $154 million, offset in part by an operating deficit of $117 million in the Special Revenue Funds.

    GENERAL FUND. The State reported a General Fund operating surplus of $1.078 billion for the 1998-99 fiscal year, as compared to an operating surplus of $1.562 billion for the prior fiscal year. As a result, the State reported an accumulated fund balance of $1.696 billion, as restated, in the General Fund. The 1998-99 fiscal year operating surplus resulted, in part, from an increase in taxes receivable of $516 million, a decrease in payables to local government of $262 million, a decrease in accrued liabilities of $129 million and a decrease in deferred revenues of $69 million. These gains were partially offset by a decrease in other assets of $117 million and an increase in tax refunds payable of $102 million.

    Revenues increased $1.969 billion (5.7 percent) over the prior fiscal year with an increase in personal income, consumption and use and other taxes. Personal income taxes grew $1.733 billion, an increase of nearly 9.3 percent. The increase in personal income taxes was caused by strong employment and wage growth and the strong financial markets during 1998. Consumption and use taxes increased $269 million, or 3.8 percent, due to increased consumer confidence. Other taxes increased $73 million, or 6.9 percent. Miscellaneous revenues increased $145 million, a 5.6 percent increase, primarily because of an increase in reimbursements from regulated industries (e.g., banking and insurance) to fund the State's administrative costs. Business taxes decreased nearly
$252 million, or 4.9 percent, because of prior year refunds and carry forwards which were applied against the current year (1998) liabilities.

    Expenditures increased $1.826 billion (5.5 percent) from the prior fiscal year with the largest decrease Occurring in State aid for education and general purpose spending. Education expenditures grew $1.014 billion (9.1 percent) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. General purpose aid increased nearly $329 million (56.5 percent) due to statutory changes in the payment schedule. Personal service and fringe benefit costs increased due to increases in wages and continuing fringe benefits required by collective bargaining agreements.

    Net other financing sources decreased $626 million (159.3 percent) primarily because appropriated transfers from the Special Revenue Funds declined by over $230 million with increases of $265 million in appropriated transfers to Special Revenue, Debt Service and College and University Funds. In addition, transfers to public benefit corporations increased over $170 million primarily because of a change in reporting for the Roswell Park Cancer Institute.

    SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUNDS. An operating deficit of $117 million was reported for Special Revenue Funds for the 1998-99 fiscal year which deceased the accumulated fund balance to $464 million. Revenues increased $1.108 billion over the prior fiscal year (4.0 percent) as a result of increases in tax and federal grants revenues. Expenditures increased $1.308 billion (5.3 percent) as a result of increased costs for local assistance grants. Net other financing uses increased $34 million (1.0 percent).

    Debt Service Funds ended the 1998-99 fiscal year with an operating surplus of $209 million and, as a result, the accumulated fund balance increased to $2.07 billion. Revenues increased $106 million (6.3 percent) primarily because of increases in dedicated taxes. Debt service expenditures increased $162 million (6.0 percent). Net other financing sources increased $253 million (227.4 percent) due primarily to increases in patient reimbursement revenues, transfers from the General Fund and the establishment of the Debt Reduction Reserve Fund.

    An operating surplus of $154 million was reported in the Capital Projects Funds for the State's 1998-99 fiscal year and, as a result, the accumulated deficit fund balance in this fund type decreased to $228 million. Revenues increased $242 million (10.6 percent) primarily because tax revenues increased $101 million and federal grant revenues increased $94 million for transportation projects. Expenditures increased $355 million (10.5 percent) primarily because of increases in capital construction spending for transportation and correctional services projects. Net other financing sources increased by $35 million.

    Due to changing economic conditions and information, public statements or reports regarding the State Financial Plan and its constituent funds may be released by the Governor, members of the Legislature, and their respective staffs, as well as others involved in the budget process from time to time. Those statements or reports may contain predictions, projections or other items of information relating to the State's financial condition, including potential operating results for the current fiscal year and projected baseline gaps for future fiscal years, that may vary materially and adversely from the information provided herein.

    STATE FINANCIAL PLAN CONSIDERATIONS. The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State.

    The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

    Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

    Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

    NATIONAL AND STATE ECONOMIC OUTLOOKS. The economic forecast presented below does not reflect the impact of the terrorist attack on the World Trade Center, which is expected to have a substantial adverse impact on the New York City, State, and national economies. Transportation and communications have been disrupted. The financial markets remained closed for four days. The Federal Reserve Board has acted to calm worldwide markets and assist the national economy by injecting large reserves into the banking system and lowering the federal funds rate by an additional 100 basis points since September 11, 2001. The magnitude of the impact that these events will have on financial markets, tourism, and other economic activity remains uncertain.

    The following section also presents additional historical information which may be relevant in evaluating the future prospects of the State economy. However, the demographic and statistical data, which have been obtained from the sources indicated, do not represent all of the factors which may have a bearing on the State's fiscal and economic affairs.

    U.S. ECONOMY. National economic growth slowed significantly during the second half of 2000 and first half of 2001, with the longest economic expansion on record now in its eleventh year. Real U.S. Gross Domestic product ("GDP") grew by only 0.2 percent during the second quarter of 2001, following growth of
1.9 percent in the last quarter of 2000 and 1.3 percent during the first quarter of 2001. DOB expects this reduced pace of growth to continue for the remainder of calendar year 2001. Real U.S. GDP is expected to grow by 1.7 percent for all of 2001, following a 4.1 percent increase in calendar year 2000.

    In an effort to boost the economy, the Federal Reserve Board cut the federal funds target rate nine times through October 2, 2001 by a total of 400 basis points. Lower interest rates are expected to stimulate growth in consumption, housing investment, and business spending.

    Personal income is estimated to have grown nationally by 7.0 percent in 2000. Growth in wages and salaries, along with increased growth in interest income, are the primary factors which contributed to strong personal income growth for last year. Slower growth in wages and interest income is expected for 2001. Overall, personal income growth of 4.8 percent is expected for this year. Non-agricultural employment grew 2.2 percent in 2000, but growth is expected to slow to 0.6 percent in 2001, given the current economic slowdown. The unemployment rate averaged 4.0 percent during 2000, but is expected to average
4.6 percent in 2001, consistent with weaker employment and output growth.

    There are significant risks to the current forecast. In light of the events of September 11, output growth could be weaker due to the sudden decline in economic activity in the days immediately following the disaster, particularly in the transportation, communications, and financial sectors. Corporate profits, which have already declined for four consecutive quarters, may be reduced further, resulting in more employee layoffs and less capital investment than expected. Should the stock market decline more than projected, the resulting decline in the value of household wealth, coupled with employee layoffs, could further reduce consumer confidence and consumption growth. Slower global growth than anticipated could cause greater declines in exports, posing additional risk to the national economy. Should all of the risks mentioned above materialize, the national economy could slip into a recession. However, in the intermediate future, efforts to rebuild in the aftermath of the World Trade Center disaster could stimulate sustained growth beyond what is currently anticipated.

    NEW YORK ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its work force engaged in manufacturing and an increasing proportion engaged in service industries. The following paragraphs summarize the state of major sectors of the New York economy:

    SERVICES: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

    MANUFACTURING: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. However, it remains an important sector of the state economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

    TRADE: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

    FINANCE, INSURANCE AND REAL ESTATE: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

    AGRICULTURE: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

    GOVERNMENT: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.

    Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance, and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

    Continued growth is projected for the State's economy for 2001 in employment, wages, and personal income, although growth will moderate significantly from the rates achieved in 2000. Overall employment is expected to grow at a much more modest rate than in 2000, reelecting the slowdown in the national economy. New York personal income is estimated to have grown by 7.5 percent in 2000, fueled in part by a large increase in finance sector bonus payments and strong growth in total employment. State personal income is projected to grow 3.3 percent in 2001. The slowdown in growth is attributable primarily to slower national employment growth and weakness in income payments, particularly bonuses in the financial sector.

    The most significant risks to the State economic forecast revolve around the impact of the World Trade Center disaster, which occurred during the State's first economic slowdown since the recession of the early 1990s. The disaster could trigger weaker financial market activity than currently projected, resulting in lower bonus payments and, therefore, lower wages and personal income than indicated by the DOB forecast. Moreover, weaker stock market performance than projected could produce a lower level of capital gains realizations and, hence, reduced taxable personal income. Additionally, weaker

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State employment growth than currently projected and job relocations associated with the World Trade Center destruction could produce lower wage and personal income levels.

    FINANCIAL PLAN UPDATES. The State is required to issue Financial Plan updates to the cash-basis State Financial Plan in July, October, and January, respectively. These quarterly updates reflect analysis of actual receipts and disbursements for each respective period and revised estimates of receipts and disbursements for the then current fiscal year.

    THE MID-YEAR UPDATE. The State issued its second update to the cash-basis 2001-02 State Financial Plan (the "Mid-Year Update") on November 14, 2001. The State ended the first six months of the 2001-02 fiscal year with a General Fund cash balance of $5.5 billion, $489 million below the estimate in the September Financial Plan.

    RECEIPTS: The General Fund receipts estimates for 2001-2002 have been revised down sharply from the 2001-02 Financial Plan issued in September. Receipts estimates fell to $42.09 billion, a reduction of $1.52 billion. The World Trade Center disaster is expected to have a profoundly negative impact on the New York economy which will result in a significant, previously unanticipated drain on tax receipts of $1.63 billion. This loss is partially offset by legislative action in October to eliminate the negative impact on receipts from a Tennessee court case.

    PERSONAL INCOME TAX: The personal income tax receipts estimate for 2001-2002 fell to $27.10 billion, a reduction of $1.09 billion from the 2001-02 Financial Plan issued in September. The estimate reflects economic weakness associated with the September 11 attack and its aftermath. Most importantly, the revised estimate reflects significant reductions in wages, employment, financial sector bonuses, and taxable capital gains realizations. The revised estimate results in actual year-over-year decreases in New York State adjusted gross income and personal income tax liability for both the 2001 and 2002 years.

    The estimate for withholding tax has been decreased by $941 million, reflecting reduced estimates for wages, bonuses, and employment. The Division of the Budget assumes a decrease of 50 percent in security industry bonuses from the prior fiscal year.

    Estimated tax installments payments have been decreased by $120 million from the 2001-02 Financial Plan issued in September. This reduction reflects installment payment decreases on 2001 tax liability, compared to last year, for every quarter except the December quarter, which is expected to include delayed payments from the September installment. These decreases are due to reductions in the projected growth of non-wage income. The Division of the Budget assumes a decrease in taxable capital gains on 35 percent from the prior tax year.

    Estimates for payments with extension requests and current refunds remain unchanged from the 2001-02 Financial Plan issued in September, reflecting little deviation from expected payments with the near completion of processing 2000 tax year returns. However, offsets and prior-year refunds have been decreased by $40 million to reflect year-to-date payments. The estimate for payments with final returns has been increased by $20 million, in response to higher-than-expected collections received.

    The estimate for assessment collections has been reduced by $95 million, reflecting the disruption of audit operations caused by the September 11 tragedy.

    USER TAXES AND FEES: The estimate for user taxes and fees is $7.04 billion, which is $52 million below the September Financial Plan estimate of $7.09 billion.

    The estimate for sales tax (including LGAC receipts) is $8.13 billion, or $75 million lower than the September Financial Plan estimate. The World Trade Center disaster has had a significant adverse effect on consumer confidence, lowered tourism spending, and reduced overall consumer spending.

    The estimate for the cigarette and tobacco tax is $4 million higher than the September Financial Plan estimate, reflecting higher-than-anticipated cigarette tax receipts for the first seven months of 2001-2002.

    The estimate for auto rental tax is $4 million below the September Financial Plan estimate, reflecting the negative impact of the World Trade Center disaster on tourism spending.

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    The estimates for motor vehicle fees ($2 million), the alcohol beverage tax
($1 million), and alcohol beverage control license fees ($1 million) have been raised by $4 million reflecting collection experience to date.

    BUSINESS TAXES: Business tax collections estimates for 2001-02 fell to $3.65 billion, a reduction of $329 million from the September Financial Plan. In general, this reflects lower receipts due to the World Trade Center disaster as well as deteriorating economic conditions. Losses attributable to the World Trade Center will primarily affect New York State financial services firms. Other factors include declining corporate profits due to the weakening economy and losses associated with poor loan performance in the banking industry.

    Corporation franchise tax receipts are estimated to be $215 million below the September Financial Plan. World Trade Center effects account for most of the decline in 2001-2002. Estimates also reflect the downward trend in the overall economy and more specifically in corporate profits.

    Bank franchise taxes are expected to decline by $89 million from the September Financial Plan. Again, World Trade Center effects account for a large portion of the loss, and overall economic weakness accounts for the remaining decline.

    Corporation and utilities taxes are expected to decline by $50 million from the September Financial Plan. Effects of the World Trade Center disaster were concentrated on the downstate electric and telecommunication utilities. Full assessments of infrastructure losses for the utility and telecommunications sectors have not yet been completed. Receipts for 2001-2002 have been adjusted to reflect legislation enacted in 2001 which reinstated the section 189 Gas Import Tax, which was ruled unconstitutional by the New York State Court of Appeals in the Tennessee Gas Pipeline Company case. This action increases the 2001-2002 estimate by $114 million.

    Insurance taxes are expected to increase by $25 million over the September Financial Plan. The World Trade Center disaster is expected to decrease receipts by $23 million, while the overall positive insurance income picture for 2001 more than offsets this negative impact.

    OTHER TAXES: Other taxes include receipts from the estate and gift taxes, the real property gains tax, pari-mutuel taxes, and the boxing and wrestling exhibitions tax. The estate tax accounts form nearly 95 percent of the receipts in this category. Pari-mutuel taxes account for 4 percent, with the remaining
1 percent derived from the small amounts of real property gains tax and the gift tax still being received after their repeal.

    The Division of the Budget has reduced its estimate from $757 million in the September Financial Plan to $721 million. Thus, DOB estimates receipts from this category to be $74 million below receipts in 2000-2001 and $36 million below the September Financial Plan estimates.

    The primary factors accounting for the decline in this category are year-to-date results, the impact of the revised economic forecast, and the effects of prior tax reductions and repeals.

    Miscellaneous Receipts: Miscellaneous receipts are expected to reach $1.51 billion, up $7 million from the September Financial Plan. This largely results from an increased estimate for investment income.

    Transfers from other funds are expected to be $2.07 billion, a decrease of $23 million from the September Financial Plan. The majority of this change is due to transfers of sales tax in excess of LGAC debt service requirements. A slight decrease is anticipated in transfers from other sources.

    GENERAL FUND DISBURSEMENTS. General Fund disbursements are now projected to total $41.97 billion in 2001-2002, a decrease of $20 million from the September Financial Plan. The net change of $20 million results from a combination of actions designed to fund certain critical programs while keeping spending from growing in this time of economic uncertainty.

    The lower spending from the September Plan primarily reflects savings of $188 million associated with the utilization of existing Federal TANF resources to fund welfare and child welfare costs that otherwise would be borne by taxpayers, offset by $100 million in support for not-for-profit organizations and about $68 million for the new economic stimulus program. The $100 million will be transferred from

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the General Fund to the Miscellaneous Special Revenue Fund and be disbursed to various not-for-profit groups that provide critical human services or emergency relief services. The economic stimulus package includes funding for economic development programs, such as grants and loans to businesses to support job creation, high-tech/biotech initiatives, and tourism promotion through the "I Love New York" marketing campaign.

    Increases in additional support for educational programs, such as grants to school districts, Teacher Support Aid, Teacher Centers, and Small Cities Aid, are offset by redirecting resources from other programs, including building aid changes.

    FUND BALANCE. The Financial Plan now projects a closing balance in the General Fund of $1.22 billion. The balance is comprised of the $1.50 billion reserve for future needs, $627 million in the Tax Stabilization Reserve Fund, $151 million in the Contingency Reserve Fund $281 million in remaining WTC reserves, $14 million in the Universal Pre-Kindergarten Fund and $142 million in the Community Projects Funds.

    OTHER GOVERNMENTAL FUNDS. Total spending from All Governmental Funds is projected at $84.27 billion, an increase of $224 million over the September Financial Plan. Spending is projected at $34.07 billion for the General Fund (excluding transfers), $29.98 billion for the Special Revenue Funds, $4.14 billion for the Capital Projects Funds, and $3.36 billion for the Debt Service Funds.

    State Funds spending is estimated to total $57.94 billion, a decrease of $20 million from the September Financial Plan.

    RATINGS AGENCIES. As of July 13, 2001, Moody's Investors Services Inc. ("Moody's") had given the State's general obligation bonds a rating of A2 and Standard and Poor's had given the bonds a rating of AA. Such ratings reflect only the view of Moody's and Standard and Poor's from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of State bonds and could increase the State's borrowing costs.

    AUTHORITIES. The fiscal stability of the State is related in part to the fiscal stability of its public authorities, which includes public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its public authorities were to default on their respective obligations. As of December 31, 2000 there were 18 public authorities that had outstanding debt of $100 million or more each, and the aggregate outstanding debt, including refunding bonds, of these state public authorities was almost $98 billion, only a portion of which constitutes State-supported or State-related debt.

    There are numerous public authorities, with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.

    In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, if local assistance payments are so diverted, the affected localities may seek additional State assistance.

    Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to carry out mass transit and commuter services.

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    Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by the Long Island Lighting Company for Nassau, Suffolk and a portion of Queens counties, as part of an estimated $7 billion financing plan. As of the date of this AIS, LIPA has issued over $7 million in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

    METROPOLITAN TRANSPORTATION AUTHORITY. On September 19, 2001, the MTA issued a statement informing bondholders that certain portions of its operations were affected by the World Trade Center disaster. The MTA reported that, in additional to damage to a small number of subway cars and buses at the scene, damage occurred to tunnels, stations and infrastructure at transit system locations at or around the World Trade Center. The MTA expects that insurance and federal disaster assistance funds will cover substantially all of the property losses related to this event. Bridges and tunnels operated by the Triborough Bridge and Tunnel Authority (an MTA affiliate), while suffering no structural damage, are subject to sporadic closings and restrictions on traffic coordinated by federal, state and local agencies. The commuter systems suffered no damage and continue normal operations. The MTA's financial and business systems are fully operational. The MTA continues to assess the long-term impact of (1) any loss of ridership on the transit system caused by the property damage, (2) the disruption on traffic on certain TBTA bridges and tunnels, and
(3) state subsidies generated by regional economic transactions, such as the regional sales and use tax and certain business taxes. While the loss of revenues may be significant, the MTA does not expect that it will materially affect its obligations to bondholders and others.

    The MTA oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus service in the New York metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended, and will continue to depend on operating support from the State, local government and TBTA including loans, grants and operating subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

    Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of a one quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993 the State dedicated a portion of the State petroleum business tax to fund operating or capital assistance to the MTA. The 2000-01 Enacted Budget provided State assistance to the MTA totaling approximately $1.35 billion and initiated a five-year State transportation plan that included nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicles fees, and motor fuel taxes not previously dedicated to the MTA.

    State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (the "2000-04 Capital Program"). On May 4, 2000, the Capital Program Review Broad approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair,

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and making major investments in system expansion projects such as the Second
Avenue Subway project and the East Side Access project.

    The 2000-04 Capital Program approved by the Capital Program Review Board assumes the issuance of an estimated $8.9 billion in new money MTA bonds. The remainder of the plan is projected to be financed with assistance from the federal government, the State, The City of New York, and from various other revenues generated from actions taken by the MTA. Legislation enacted in 2000 authorized the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for certain debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

    The 2000-04 Capital Plan assumed $1.6 billion in State support using proceeds from State general obligation bonds under the proposed $3.8 billion Transportation Infrastructure Bond Act of 2000, which was defeated by the voters in the November 2000 general election. The MTA is currently reviewing options to offset the loss of the Bond Act funds.

    There can be no assurance that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. Moreover, should the MTA's plans to issue additional debt to replace funding anticipated from the defeated Transportation Infrastructure Bond Act not materialize, the State and the City could come under pressure to provide additional funding to the MTA. Should funding levels ultimately fall below the levels assumed in the plan approved by the Capital Program Review Board, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional state assistance.

    OTHER LOCALITIES. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year.

    To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation (Chapter 84 of the Laws of 2000) creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority has issued $436 million in bonds as of the date of this AIS. The Authority may also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years, which is subject to appropriation by the State Legislature. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

    The State has provided extraordinary financial assistance to certain municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year and totaled $200.4 million in 2000-01.

    Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. In 1999, the total indebtedness of all localities in the State, other than New York City, was approximately $21.8 billion. A small portion of that indebtedness represented borrowing to finance budgetary deficits; $116 million in deficit financing was authorized pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1999.

    Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City,

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Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

    LITIGATION. An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The State Financial Plan contains projected reserves of $151 million in 2001-02 for such events, but assumes no significant federal disallowances or other federal actions that could adversely affect State finances. The General Purpose Financial Statements for the 2000-01 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $730 million, of which $242 million is expected to be paid during the 2001-02 fiscal year.

    The State is currently a defendant in a number of lawsuits including those in which the potential monetary claims are deemed to be material, generally in excess of $100 million. Among the more significant of these cases include the following: (i) an action to compel the State to enforce sales and excise taxes imposed on tobacco products and motor fuel sold to non-Indian customers on Indian reservations; (ii) a challenge to the constitutionality of the Natural Gas Import Tax; (iii) a challenge by the Speaker of the Assembly of the State of New York to the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State legislature; (iv) an action by the Governor seeking to have the actions of the Senate and the State Assembly in passing certain budget bills declared in violation of Article 7 of the State Constitution; (v) the validity of agreements and treaties by which various Indian tribes transferred title to the State of certain land in central and upstate New York; (vi) an action alleging responsibility of State officials to assist in remedying racial segregation in the City of Yonkers; (vii) an action claiming the State's method of providing funding for New York City public schools violates Article 11, Section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and compelling the State to satisfy the State Constitutional standards; (viii) several challenges to provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology; (ix) challenges to the promulgation of the State's proposed procedure to determine the eligibility for and nature of home care services for Medicaid recipients; (x) several claims that Section 2807-d of the Public Health Law, which imposes a tax on gross receipts that hospitals and residential health care facilities receive from all patient care services, was not uniformly applied, in violation of federal regulations; and (xi) challenges to the practice of using patients' Social Security benefits for the costs of care of patients of State Office of Mental Health facilities.

    Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2001-02 Financial Plan. The State believes that the proposed 2001-02 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2001-02 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2001-02 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2001-02 Financial Plan.

NEW YORK CITY

    SEPTEMBER 11, 2001 TERRORIST ATTACK. The projections and forecasts contained in this section were made prior to the September 11 attack on the World Trade Center and have not been revised to reflect changes that may occur as a result of this event. Prior to the events of September 11, the national and local economy had been weakening, reflecting lower business investment, increased unemployment and a recent decline in consumer confidence. It is expected that the destruction of the World Trade Center will have an adverse impact on the City and its economy. Reduced economic activity is expected

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to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for the City and could negatively affect real property values. The events of September 11 increased substantially the risk of a recession and a delay in recovery. It is not possible to quantify at present with any certainty the short-term or long-term adverse impact of the September 11 events on the City and its economy, any offsetting economic benefits which may result from recovery and rebuilding activities, and the amount of additional resources from federal, State, City and other sources which will be required.

    GENERAL. The fiscal health of the State may also be affected by the fiscal health of the City, which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

    The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year. For current information on the City's Financial Plan and its most recent financial disclosure, contact the Office of the Comptroller, Municipal Building, Room 517, One Centre Street, New York, NY 10007, Attention:
Deputy Comptroller for Public Finance.

    To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State constitutional debt limit would have prevented the City from entering into new capital contracts without the creation of the New York City Transitional Finance Authority (TFA) in 1997 and TSASC, Inc., in 1999 (a local development corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues). The City expects that these actions will provide sufficient financing capacity to continue its capital program through City fiscal year 2004-05.

    For its 1999-2000 fiscal year (ending June 30, 2000), the City had an operating surplus of $3.2 billion, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The City is projecting a $2.9 billion surplus for its 2000-01 fiscal year and a balanced budget for 2001-02. However, it forecasts budget gaps in subsequent fiscal years. The cost of tax reductions enacted between City fiscal years 1994-95 and 2000-01 totals over $2.6 billion in City fiscal year 2000-01, primarily affecting collections of personal and business income taxes and the sales tax. These reductions are expected to be worth $3.0 billion by City fiscal year 2004-05. The City's current financial plan includes additional tax reductions that would increase the worth of the reductions to $3.7 billion in City fiscal year 2004-05.

    FISCAL OVERSIGHT. In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among these actions, the State established the Municipal Assistance Corporation for the City of New York ("MAC") to provide financing assistance to the City. The State also enacted the New York State Financial Emergency Act for The City of New York (the "Financial Emergency Act") which, among other things, established the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs. The State also established the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities and a "Control Period" from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

    Currently, the City and its "Covered Organizations" (i.e., those organizations which receive or may receive money from the City directly, indirectly or contingently) operate under the City's financial plan (the "City Financial Plan"), which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the City Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

    MONITORING AGENTS. The staffs of the Control Board, the OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, economic growth in the City has been very strong in recent years, led by a surge in Wall Street profitability which resulted in increased tax revenues and helped produce substantial surpluses for the City in City fiscal years 1996-97 through 2000-01.

    Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. However, the national economy began to slow in late 2000, and the City's economy has slowed somewhat in 2001. In addition, Wall Street profitability in 2001 is projected to be below the record level set in 2000, and the City enacted additional tax reductions. Thus, the City's revenue is expected to decline during its 2001-02 fiscal year.

    The monitoring agencies' reports indicate that recent City budgets have been balanced in part through the use of substantial surpluses and other non-recurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office has been established, pursuant to the City Charter, to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.

    THE 2002-2005 FINANCIAL PLAN. On June 8, 2001, the City adopted a new budget for the 2002 fiscal year that began on July 1, 2001, and Mayor Giuliani subsequently submitted the 2002-2005 financial plan, which relates to the City and certain entities that receive funds from the City (the "Financial Plan"). The Financial Plan projects balanced revenues and expenditures for the 2002 fiscal year but and projects budget gaps of $2.8 billion, $2.6 billion and $2.2 billion for the 2003 through 2005 fiscal years, respectively.

    Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 2001 through 2005 contemplates the issuance of $8.1 billion of general obligation bonds, $5.0 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Transitional Finance Authority") and $2.0 billion of bonds to be issued by TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. In 1997, the State created the Transitional Finance Authority to assist the City in keeping the City's indebtedness within the forecasted level of the constitutional restrictions on the amount of debt the City is authorized to incur. The City had faced limitations on its borrowing capacity after 1998 under the State's constitution that would have prevented it from borrowing additional funds as a result of the decrease in real estate values within the City. The Transitional Finance Authority is authorized to issue up to $11.5 billion of bonds. In addition, the City issues revenue notes and tax anticipation notes to finance seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority (the "Water Authority") bonds and Transitional Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Transitional Finance Authority bonds.

    The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amount projected. The Financial Plan is subject to various other uncertainties and contingencies relating to,

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among other factors: (i) the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2001 through 2005 fiscal years; (ii) interest earnings and wage projections underlying projections of the City's required pension fund contributions; (iii) the willingness and ability of the State and Federal governments to provide the aid contemplated by the 2001-2005 Financial Plan and to take various other actions to assist the City in its gap closing actions; (iv) the ability of Health and Hospitals Corporation, the Board of Education and other such agencies to maintain balanced budgets;
(v) the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; (vi) the ability of the City to control expenditures and implement cost reduction and gap closing initiatives; (vii) the City's ability to market its securities successfully in the public credit markets; (viii) the impact of conditions in the real estate market on real estate tax revenues; and
(ix) unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller, the New York State Financial Control Board and other public officials.

    The New York economy has cooled off considerably from the very rapid rate of growth that prevailed in 1999 and through the first half of 2000. The Financial Plan assumes that tax revenues for fiscal year 2002 will be less than in previous years. Slowing national economic growth, the bursting of the dot-com bubble last year, and a significant correction on Wall Street have removed important sources of stimulus for the City's economy. However, there can be no assurance that the economic projections assumed in the Financial Plan will occur or that the tax revenues projected in the Financial Plan to be received will be received in the amounts anticipated. The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

    WATER, SEWER AND WASTE. Debt service on Water Authority obligations is secured by fees and charges collected from the users of the City's water and sewer system. State and Federal regulations require the City's water supply to meet certain standards to avoid filtration. The City's water supply now meets all technical standards and the City has taken the position that increased regulatory, enforcement and other efforts to protect its water supply will prevent the need for filtration. On May 6, 1997, the U.S. Environmental Protection Agency granted the City a filtration avoidance waiver through April 15, 2002 in response to the City's adoption of certain watershed regulations. The estimated incremental costs to the City of implementing the Watershed Memorandum of Agreement, beyond investments in the watershed which are planned independently, is approximately $400 million. The City has estimated that if filtration of the upstate water supply system is ultimately required, the construction expenditures required could be between $4 billion and $5 billion.

    RATINGS. As of October 19, 2001, Moody's rated the City's outstanding general obligation bonds A2 and Standard and Poor's rated such bonds A. Such ratings reflect only the views of Moody's and Standard and Poor's, from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of City bonds and could increase the City's borrowing costs.

    COLLECTIVE BARGAINING AGREEMENTS. On April 1, 2001, New York City reached a labor agreement with District Council 37, which represents 125,000 members in more than 1,000 job titles from 56 local unions. The District Council 37 agreement covers a 27-month period (April 1, 2000 through June 30, 2002), and provides for a wage increase of 4 percent retroactive to April 1, 2000, and another increase of 4 percent retroactive to April 1, 2001. In total, the agreement has a compounded value of 9.87 percent over the 27-month contract period.

    The four-year Financial Plan assumes that the District Council 37 agreement will set the pattern for the agreements yet to be negotiated with the other municipal unions. The unions representing the City's teachers and police officers, however, are seeking substantially larger wage increases to achieve parity with their counterparts in surrounding counties, and to deal with difficulty recruiting and retaining qualified workers. The Public Employment Relations Board ("PERB") has concluded that the City and the United Federation of Teachers ("UFT") are at an impasse, and a mediator has conducted several

                                      C-22
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mediation sessions. These sessions, however, failed to resolve the impasse and the UFT recently announced its intention to ask PERB to appoint a three-member fact-finding panel.

    The City recently concluded an agreement wit the City's librarians that addresses difficulties in recruiting and retaining qualified workers. The agreement provides librarians with and 8 percent increase in wages over and above the basic District Council 37 pattern, thus raising the total wage increase package for librarians to 16 percent. A similar agreement for teachers and police officers would increase costs by about $350 million in fiscal year 2002, and by about $550 million annually thereafter.

    New York City's four-year Financial Plan does not include any resources to fund new wage increases during fiscal years 2003 through 2005. Wage increases at just the projected inflation rate could increase costs by $233 million in fiscal year 2003, $735 million in fiscal year 2004, and by $1.2 billion in fiscal year 2005.

    JULY 2001 COMPTROLLER REPORT ON THE FINANCIAL PLAN. On June 8, 2001, the City adopted a new budget for the 2002 fiscal year that began July 1, 2001 and subsequently submitted a four-year Financial Plan for review to the New York State Financial Control Board. The Financial Plan shows a balanced budget for 2002, but large out-year budget gaps.

    For fiscal year 2001, the City projects a surplus of $2.9 billion, which was deposited in a budget stabilization account. The City, however, has already withdrawn most of these resources to balance the fiscal year 2002 budget, leaving only $345 million at the beginning of fiscal year 2002. While some budget risks for fiscal year 2002 have been identified, tax revenues are likely to exceed the City's cautiously conservative forecast. Combined with available reserves, the City could produce a modest surplus if the budget risks are resolved in its favor.

    For fiscal year 2003, the Financial Plan shows a budget gap of $2.8 billion, equal to more than 10 percent of City fund revenues and $1 billion more than projected by the City just two years ago. To help close the fiscal year 2003 budget gap, Mayor Giuliani proposed that the next administration cut agency spending by $1.7 billion, the equivalent of 25,000 jobs, but he did not identify which agencies or programs should bear the brunt of the cuts. Mayor Giuliani also suggested that the next administration look to the federal and State governments for an additional $1 billion in annual assistance.

    The City's ability to curtail spending, which is projected to grow by 5.9 percent in fiscal year 2002 and has grown at an average annual rate of 6.5 percent during the four prior years, will be complicated by a rising debt burden, which threatens to consume 18.4 percent of the City fund operating revenues by fiscal year 2005. In addition, more than 70 percent of the City funded work force, which has been effectively restored to the fiscal year 1993 level, is devoted to education and criminal justice, making cuts difficult.

    Even though the City Council scaled back Mayor Giuliani's proposed tax reduction program and other elements of the tax reduction program may not receive State approval, the out-year gaps are still large, especially since the City has not fully reflected the impact of pension fund investment losses in fiscal year 2001, and has not made provisions for new wage increases after fiscal year 2002. The City projects budget gaps for fiscal years 2003 through 2005 of $2.8 billion, $2.6 billion, and $2.2 billion, respectively, but a wage increase at the projected inflation rate would widen the gaps by $233 million in fiscal year 2003, $735 million in fiscal year 2004, and by $1.2 billion in fiscal year 2005. In addition, teachers and police officers are seeking larger wage increases to achieve parity with their counterparts in surrounding counties. Combined with other budget risks the City could face gaps up to twice the size shown in the Financial Plan-- $3.8 billion in fiscal year 2003, $4.4 billion in fiscal year 2004, and $4.6 billion in fiscal year 2005.

    The absence of a new State budget also complicates the financial planning process for the City and for the Board of Education. Most of the risks identified for the City's fiscal year 2002 budget concern items that require State approval, such as the sale of the Off-Track Betting Corporation and an increase in state education aid, which the City wants to use to help fund a prospective labor agreement with the City's teachers. The delay in the State budget, combined with an effective cut in City funding for educational programs and the failure to negotiate a new teachers' contract that deals with the difficulty of recruiting and retaining qualified teachers, could have serious consequences for the City's schoolchildren.

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    New York City projects a budget surplus of $2.9 billion for fiscal year
2001. Of this amount, $905 million represents resources that were deposited at the beginning of the fiscal year in the City's budget stabilization account to offset unforeseen contingencies in the current fiscal year. Another $331 million reflects tax cuts that were budgeted at the beginning of the fiscal year but not enacted, or were revised, due to concerns over the size of the out-year budget gaps. In effect, the City began the year with a projected surplus of more than $1.2 billion, and added nearly $1.7 billion to it during the course of the fiscal year.

    The portion of the surplus that developed during the course of the fiscal year--nearly $1.7 billion--is due almost entirely to higher-than-anticipated revenues, mostly from record Wall Street profits and bonuses that boosted business and personal income tax revenues. Higher costs for collective bargaining, police overtime, pensions, Medicaid, energy, and other funding needs were more than offset by agency cost-saving actions, savings from overestimating prior years' expenses, and by drawing down the general reserve.

    The surplus projected for fiscal year 2001 is smaller than last year's record, both in absolute terms and as a percentage of City fund revenues, but it continues the trend of large budget surpluses fueled by extraordinary Wall Street activity. A smaller surplus, however, means that the City spent more in fiscal year 2001 than it collected in revenues, a sign of fiscal stress.

    While the actual surplus may be somewhat larger than currently forecast by the City, it is unlikely to reach last year's level. Tax revenues could exceed the City's estimates by $150 million and pension costs could be lower by $40 million. In addition, there remains $38 million in the general reserve for unforeseen contingencies. These resources, however, could be needed if the Governor's proposal to eliminate funding to Stock Transfer Tax Incentive Fund ($114 million) is enacted by the State Legislature.

    On June 8, 2001, the City adopted a budget for 2002 fiscal year that began on July 1, 2001. The City intends to balance the fiscal year 2002 budget by spending nearly the entire surplus accumulated over the last four years, rather than actions that would produce recurring benefits and that would reduce the size of the out-year budget gaps. Moreover, the City plans to supplement the surplus with other actions, such as the sale of City assets. Some of these actions, such as capitalizing the cost of closing the Fresh Kill landfill and eliminating "pay-as-you-go" capital financing from the capital budget, are short-sighted, since they will increase future budget gaps through increased borrowing at a time when the City has a large budget surplus that could be used to help finance these projects. As a result, the value of the gap-closing program declines from $1.3 billion in fiscal year 2002 to less than $400 million in subsequent years. Therefore, the next administration will be left to close a $2.8 billion budget gap in fiscal year 2003, which could grow to $3.8 billion given the budget risks we have identified.

    Even with the use of the surplus and other stopgap actions in fiscal year 2002, identified budget risks with an aggregate value of $480 million have been identified. Most of the risk reflects the City's reliance on $760 million from federal and State actions to help balance the budget, including State approval for the sale of the New York City Off-Track Betting Corporation ($250 million); State permission to use anticipated education aid to help fund two-year labor agreements with Board of Education employees ($183 million); additional unrestricted federal and State aid ($150 million); continued State appropriations to the Stock Transfer Tax Incentive Fund ($114 million), which has been targeted by the Governor for elimination; and full State reimbursement for prior years' state education claims that are at risk of being written off in fiscal year 2002 by the City Comptroller ($63 million). In addition, health insurance costs, which have resumed growing at a rapid rate, could cost $145 million more than projected by the City. Although the level of risk is significant, the City should be able to manage, since it has $545 million in available reserves(1) and there is the potential for substantial savings from overestimating prior years' expenses, which has averaged about $250 million per annum.

------------------------
(1) This estimate includes $200 million in the general reserve and $345 million in the budget stabilization account. However, the FY 2003 budget gap would grow to the extent that the City draws down resources from the stabilization account, because the City has already used these resources to narrow the FY 2003 budget gap.

                                      C-24
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                                   APPENDIX D
                 SPECIAL INVESTMENT CONSIDERATIONS RELATING TO
                        NEW JERSEY MUNICIPAL OBLIGATIONS

    Some of the significant financial considerations relating to the investments of the New Jersey Tax Free Income Fund in New Jersey municipal securities are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

    STATE FINANCE/ECONOMIC INFORMATION. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,134 persons per square mile, it is the most densely populated of all the states. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

    With strong labor market conditions, New Jersey's personal income increased at a pace of 7.3% percent in 2000, substantially stronger than the 4% rate in 1999. The strong economy also led to a retail sales growth of almost 9.0%, just slightly lower than the 1999 rate. Low inflation, approximately 3%, continues to benefit New Jersey consumers and businesses. Low interest rates have supported spending on housing and other consumer durables. In 2000, home building decreased slightly from the level of 1999 which was an 11 year high.

    Economic performance in calendar year 2001 through June has moderated from the peak levels of 2000 as New Jersey parallels the national slow-down. The latest November economic forecasts for the national and New Jersey economics project a weaker economic performance in 2002 than was anticipated at the beginning of the fiscal year. It is possible that New Jersey and the nation may experience further near-term contraction of the economy and the expected recovery may be delayed into late 2002 if consumers, investors and businesses remain more cautious than currently assumed.

    NEW JERSEY'S BUDGET AND APPROPRIATION SYSTEM. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The Appropriations Act enacted by the New Jersey Legislature and approved by the Governor provides the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 1998 was $228.2 million, for fiscal year 1999 was $276.1 million and for fiscal year 2000 was 187.7 million. For fiscal year 2001, the balance in the undesignated General Fund is estimated to be $197.5 million. The estimated balance for fiscal year 2002 is $298.9 million. Such estimates for fiscal year 2001 and 2002 are estimates and reflect the amounts contained in the Fiscal Year 2002 Appropriations Act, P.L. 2001, C. 130. The fund balances are available for appropriation in succeeding fiscal years.

    During the course of the fiscal year, the Governor may take steps to reduce New Jersey expenditures if it appears that revenues have fallen below those originally anticipated. There are additional means by which the Governor may ensure that New Jersey does not incur a deficit. Under the New Jersey Constitution, no supplemental appropriation may be enacted after adoption of an appropriation act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

    GENERAL OBLIGATION BONDS. New Jersey finances certain capital projects through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Certain tax revenues and certain other fees are pledged to meet the principal payments, interest payments and redemption premium payments, if any, required to fully pay the bonds.

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    The aggregate outstanding general obligation bonded indebtedness of New
Jersey as of June 30, 2001 was $3,470,919,598. The appropriation for the debt service obligation on outstanding projected indebtedness is $493.9 million for fiscal year 2002.

    In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In fiscal year 2002 the amount appropriated for this purpose is $1,064.3 million.

    TAX AND REVENUE ANTICIPATION NOTES. In fiscal year 1992, New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund imbalances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. New Jersey has authorized the issuance of up to $1,300,000,000 of such notes for Fiscal Year 2002. New Jersey issued notes in the amount of $830 million on August 29,2001 and $470 million on October 30, 2001. Such tax and revenue anticipation notes do not constitute a general obligation of New Jersey or a debt or liability within the meaning of the New Jersey Constitution. Such notes constitute special obligations of New Jersey payable solely from monies on deposit in the General Fund and Property Tax Relief Fund and are legally available for such payment.

    "MORAL OBLIGATION" FINANCING. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible New Jersey entities. As of June 30, 2001, outstanding "moral obligation" bonded indebtedness issued by New Jersey entities totaled $763,575,685.00 and fiscal year 2002 debt service subject to "moral obligation" is $53,643,829.91.

    NEW JERSEY HOUSING AND MORTGAGE FINANCE AGENCY. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required New Jersey to appropriate funds to meet its "moral obligation." It is anticipated that this agency's revenues will continue to be sufficient to pay debt service on its bonds.

    SOUTH JERSEY PORT CORPORATION. New Jersey has periodically provided the South Jersey Port Corporation (the "Port Corporation") with funds to cover debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. For calendar years 1997 through 2001, New Jersey has made appropriations totaling $23,228,689.89 which covered deficiencies in revenues of the Port Corporation for debt service.

    HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY. The Higher Education Student Assistance Authority ("HESAA"), the successor to the Higher Education Assistance Authority pursuant to legislation enacted March, 1999, has not had a revenue deficiency which required New Jersey to appropriate funds to meet its "moral obligation". It is anticipated that the HESAA's revenues will be sufficient to cover debt service on its bonds.

    OBLIGATIONS GUARANTEED BY NEW JERSEY. The New Jersey Sports and Exposition Authority ("NJSEA") has issued New Jersey guaranteed bonds of which $71,470,000 were outstanding as of June 30, 2001. To date, the NJSEA has not had a revenue deficiency requiring New Jersey to make debt service payments pursuant to its guarantee. It is anticipated that the NJSEA's revenues will continue to be sufficient to pay debt service on these bonds without recourse to New Jersey's guarantee.

    OBLIGATIONS SUPPORTED BY NEW JERSEY REVENUE SUBJECT TO ANNUAL
APPROPRIATION. New Jersey has entered into a number of leases and contracts described below (collectively, the "Agreements") with several governmental authorities to secure the financing of various New Jersey projects. Under the terms of the Agreements, New Jersey has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects. New Jersey's obligation to make payments under the Agreements is subject to and dependent upon annual appropriations being made by the New Jersey Legislature for such purposes. The New Jersey Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations. However, see the caption "Litigation" for a discussion of LONEGAN, ET AL. V. STATE OF NEW JERSEY, ET AL., challenging the constitutionality of various State statutes that authorize the issuance by various State authorities and instrumentalities of bonds secured by payments from the State that are subject to annual appropriation by the New Jersey Legislature.

    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY. Pursuant to legislation, the New Jersey Economic Development Authority ("EDA") has been authorized to issue Economic Recovery Bonds, New Jersey Pension Funding Bonds and Market Transition Facility Bonds. The Economic Recovery Bonds have been issued pursuant to legislation enacted during 1992 to finance various economic development purposes. Pursuant to that legislation, the EDA and the New Jersey Treasurer entered into an agreement through which the EDA has agreed to undertake the financing of certain projects and the New Jersey Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey subject to appropriation by the New Jersey Legislature

    The New Jersey Pension Funding Bonds have been issued pursuant to legislation enacted in June 1997 to pay a portion of New Jersey's unfunded accrued pension liability for its retirement system, which together with amounts derived from the revaluation of pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the unfunded accrued pension liability.

    The Market Transition Facility Bonds have been issued pursuant to legislation enacted in June 1994 to pay the current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis.

    In addition, New Jersey has entered into a number of leases with the EDA relating to the financing of certain real property, office buildings and equipment for (i) the New Jersey Performing Arts Center; (ii) Liberty State Park in the City of Jersey City; (iii) various office buildings located in Trenton known as the Trenton Office Complex; (iv) a facility located in Trenton; and (v) certain energy saving equipment installed in various New Jersey office buildings. The rental payments required to be made by New Jersey under these lease agreements are sufficient to pay debt service on the bonds issued by the EDA to finance the acquisition and construction of such projects and other amounts payable to the EDA, including certain administrative expenses of the EDA.

    Legislation enacted in July 2000 authorizes the EDA to issue bonds to finance New Jersey's share of costs for school facility construction projects. Debt service on the bonds will be paid pursuant to a contract between the EDA and the New Jersey Treasurer. The principal amount of bonds authorized to be issued is $6 billion for the "Abbott" districts, $2.5 billion for all other districts and $100 million for county vocational school district projects.

    NEW JERSEY BUILDING AUTHORITY. The New Jersey Building Authority ("NJBA") issues bonds for the acquisition, construction, renovation and rehabilitation of various New Jersey office buildings, historic buildings, and correctional facilities. Pursuant to a lease agreement, New Jersey makes rental payments to NJBA in amounts sufficient to pay debt service on the bonds.

    NEW JERSEY EDUCATIONAL FACILITIES AUTHORITY. The New Jersey Educational Facilities Authority issues bonds pursuant to seven separate legislative programs to finance (i) the purchase of equipment to be leased to institutions of higher learning; (ii) grants to New Jersey's public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities; (iii) grants to public and private institutions of higher education to develop a technology infrastructure within and among New Jersey's institutions of higher education;
(iv) capital projects at county colleges; (v) grants to public and private institutions of higher education to finance and refinance eligible educational facilities, (vi) grants to public libraries to finance the acquisition, expansion and rehabilitation of buildings to be used as public library facilities and (vii) loans to

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public and private institutions of higher education and public and private secondary schools, military schools or boarding schools located within New Jersey to install automatic fire suppression systems.

    NEW JERSEY SPORTS AND EXPOSITION AUTHORITY. Legislation enacted in 1992 authorizes the New Jersey Sports and Exposition Authority (the "NJSEA") to issue bonds for various purposes payable from a contract between the NJSEA and the New Jersey Treasurer (the "NJSEA State Contract"). Pursuant to the NJSEA State Contract, the NJSEA undertakes certain projects and the New Jersey Treasurer credits to the NJSEA amounts from the General Fund sufficient to pay debt service and other costs related to the bonds.

    STATE TRANSPORTATION SYSTEM BONDS. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of New Jersey pursuant to the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of New Jersey's share of the cost of improvements to its transportation system. Pursuant to the TTFA Act, as amended, the principal amount of the TTFA's bonds, notes or other obligations which may be issued in any fiscal year generally may not exceed $650 million plus amounts carried over from prior fiscal years. The debt issued by the TTFA are special obligations of the TTFA payable from a contract among the TTFA, the New Jersey Treasurer and the Commissioner of Transportation.

    GARDEN STATE PRESERVATION TRUST. In July 1999, the State established the Garden State Preservation Trust ("GSPT"), an instrumentality of New Jersey, pursuant to the Garden State Preservation Trust Act (the "GSPT Act") for the purpose of preserving open space of farmland and historic properties. Pursuant to the GSPT Act, the principal amount of bonds, notes or other obligations which may be issued prior to July 1, 2009, other than refunding bonds, cannot exceed $1 billion. After July 1, 2009, only refunding bonds can be issued. The debt to be issued by the GSPT will be special obligations of the GSPT payable from contracts to be entered into among the GSPT, the New Jersey Treasurer, the Department of Environmental Protection, the New Jersey Agriculture Development Committee and the New Jersey Historic Trust. To date, no debt has been issued by the GSPT under the GSPT Act.

    STATE OF NEW JERSEY CERTIFICATES OF PARTICIPATION.  Beginning in
April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, has entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. Certificates of Participation in such lease purchase agreements have been issued. A Certificate of Participation represents a proportionate interest of the owner thereof in the lease payments to be made by New Jersey under the terms of the lease purchase agreement.

    NEW JERSEY SUPPORTED SCHOOL AND COUNTY COLLEGE BONDS. Legislation provides for future appropriations for New Jersey aid to local school districts equal to a portion of the debt service on bonds issued by such local school districts for construction and renovation of school facilities (P.L. 1968, c. 177; P.L. 1971, c. 10; and P.L. 1978, c. 74) and for New Jersey aid to counties equal to a portion of the debt service on bonds issued by or on behalf of counties for construction of county college facilities (P.L. 1971, c. 12, as amended). The New Jersey Legislature has no legal obligation to make such appropriations, but has done so to date for all obligations issued under these laws. Legislation adopted in 1997 authorized the New Jersey Education Facilities Authority to issue its obligations to finance county college capital facilities which are secured in whole or in part by an Agreement.

    COMMUNITY MENTAL HEALTH LOAN PROGRAM. The EDA issues revenue bonds from time to time on behalf of non-profit community mental health service providers. The payment of debt service on these revenue bonds as well as the payment of certain other provider expenses is made by New Jersey

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pursuant to service contracts between the State Department of Human Services and these providers. The contracts have one year terms, subject to annual renewal.

    LINE OF CREDIT FOR EQUIPMENT PURCHASES. New Jersey finances the acquisition of certain equipment, services and real property to be used by various New Jersey departments through a line of credit.

    STATE PENSION FUNDING BONDS. Legislation enacted in June 1997 authorizes the EDA to issue bonds, notes or other obligations for the purpose of financing in full or in part the unfunded accrued pension liability for New Jersey's seven retirement plans. On June 30, 1997, the EDA issued bonds pursuant to this legislation (the "Pension Bonds") and $2.75 billion from the proceeds of the Pension Bonds were deposited into New Jersey's retirement systems. As a result of the funding from the proceeds of the Pension Bonds and the change in the asset valuation method authorized by Chapter 115, Laws of 1997, enacted by the New Jersey Legislature, full funding of the unfunded accrued pension liability under each of New Jersey's retirement systems was achieved.

    CONDUIT ISSUES. Certain State agencies and authorities are authorized to issue debt on behalf of various private entities on a conduit basis. Under such circumstances, neither the State agency or authority acting as a conduit issuer nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued.

    MUNICIPAL FINANCE. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the New Jersey State Department of Community Affairs.

    COUNTIES AND MUNICIPALITIES. The Local Budget Law (N.J.S.A. 40A:4-1 ET SEQ.) (the "Local Budget Law") imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law. This process insures that every local unit annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

    The Local Government Cap Law (N.J.S.A. 40A:4-45.1 ET SEQ.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any local unit to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap Law permits the governing body of any local unit to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any local unit to approve the use of a higher percentage rate up to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other New Jersey or

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federal mandates; appropriations of private and public dedicated funds; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

    New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 40A:2-1 ET SEQ.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deduction") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. The Local Bond Law permits the issuance of certain obligations, including obligations issued for certain emergency or self liquidating purposes, notwithstanding the statutory debt limitation described above, but, with certain exceptions, it is then necessary to obtain the approval of the Local Finance Board. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties.

    SCHOOL DISTRICTS. New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but New Jersey supervision of school finance closely parallels that of local governments.

    All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school districts, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

    The New Jersey Department of Education has been empowered with the necessary and effective authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 ET SEQ. (the "School Intervention Act"). The State-operated school district, under the direction of a New Jersey appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent. Pursuant to the authority granted under the School Intervention Act, on October 4, 1989, the New Jersey Department of Education ordered the creation of a State-operated school district in the city of Jersey City. Similarly, on August 7, 1991, the New Jersey Department of Education ordered the creation of a State-operated school district in the City of Paterson, and on July 5, 1995 the creation of a State-operated school district in the City of Newark.

    SCHOOL BUDGETS. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriate amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board certifies the budget to the municipal governing bodies and to the local board of education. If the local board of education disagrees, it must appeal to the New Jersey Commissioner of Education (the "Commissioner") to request changes.

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    In a Type II school district without a board of school estimate, the elected board of education develops the budget proposal and, after public hearing, submits it to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has until May 19 in any year to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by the board of education to be necessary, the board of education may appeal the action to the Commissioner.

    The State laws governing the distribution of State aid to local school districts limit the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal to the Commissioner only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

    In State-operated school districts the New Jersey District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State-operated district. Any difference between the amount which the Director certifies and the total amount of local revenues required by the budget approved by the Commissioner is to be paid by New Jersey in the fiscal year in which the expenditure is made subject to the availability of appropriations.

    SCHOOL DISTRICT BONDS. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 ET SEQ. (the "School Bond Law"), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see "Municipal Finance" and "Counties and Municipalities" herein). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by local units, they are subject to debt limits (which vary depending on the type of school system) and to New Jersey regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4 percent of the average equalized valuation basis on the constituent municipality. In certain cases involving school districts in cities with populations exceeding 150,000, the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

    School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board for projects in a State-operated school district.

    If school bonds of a Type II school district will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Department of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

    In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued by a Type I school district, they are issued by the

                                      D-7
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municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

    All authorizations of debt must be reported to the Division by a supplemental debt statement prior to final approval.

    SCHOOL DISTRICT LEASE PURCHASE FINANCINGS. School districts are permitted to enter into lease purchase agreements for the acquisition of equipment or for the acquisition of land and school buildings for the construction or the improvement of the school buildings. Lease purchase agreements for equipment cannot exceed five years. Lease purchase agreements for school facilities must be approved by the Commissioner, the voters or the board of school estimate, as applicable. The payment of rent on an equipment lease and on a five year and under facilities lease purchase agreement is treated as a current expense and is within the cap on the school district's budget. Under the Comprehensive Education Improvement and Financing Act, lease purchase payments on leases in excess of five years will be treated as debt service payments and therefore receive debt service aid if the school district is entitled and will be outside the school district's spending limitation of the General Fund.

    QUALIFIED BONDS.  In 1976, legislation was enacted (P.L. 1976, c. 38 and c.
39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976 c. 38 or c. 39. Upon approval of such an application, the New Jersey Treasurer shall withhold from certain New Jersey revenues or other New Jersey aid payable to the municipalities, or from New Jersey school aid payable to the school district, as appropriate, an amount sufficient to pay debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above mentioned appropriations are made by New Jersey. As of June 30, 2001, the aggregate amount of school district and municipal qualified bonds outstanding is $296,558,950 and $831,776,517, respectively.

    NEW JERSEY SCHOOL BOND RESERVE ACT. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 ET SEQ.) establishes a school bond reserve within the constitutionally dedicated Fund for the support of free public schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. There has never been an occasion to call upon this Fund. New Jersey provides support of certain bonds of counties, municipalities and school districts through various statutes.

    LOCAL FINANCING AUTHORITIES. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 ET SEQ.) provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by local units, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or federal financial restrictions are exempted, but only to the extent of that difference.

    Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division. The Local Finance Board exercises approval over creation of new authorities and special districts as well as their dissolution. The Local Finance Board reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a local unit and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be

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followed by authorities and special districts in the conduct of their annual audits. The Director of the Division reviews and approves annual budgets of authorities and special districts.

    Certain local authorities are authorized to issue debt on behalf of various entities on a conduit basis. Under such circumstances, neither the local authority acting as a conduit issuer, the local unit creating such local authority nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued.

    POLLUTION CONTROL BONDS. In the 1970's, the New Jersey Legislature initiated a comprehensive statutory mechanism for the management of solid waste disposal within the State that required each county to develop a plan for county-wide controlled flow of solid waste to a franchised location. The controlled flow of solid waste to a franchised location enabled the imposition of above-market-rate disposal fees. Most counties created independent local authorities or utilized existing local authorities in order to finance, with the proceeds of bonds, the technically complex and expensive infrastructure required to implement this statutory mechanism. Typically, the primary security for the amortization of the bonds was the above-market-rate disposal fees, although some bonds were further secured by a guaranty of the respective county. On May 1, 1997, in Atlantic Coast Demolition & Recycling, Inc. v. Board of Chosen Freeholders of Atlantic County, 112 F.3d 652 (3d Cir. 1997), the United States Court of Appeals for the Third Circuit held that New Jersey's system of controlled flow of solid waste to franchised locations unconstitutionally discriminated against out-of-State operators of waste disposal facilities and, therefore, violated the Commerce Clause of the United States Constitution. Subsequently, the United States Supreme Court denied a petition for writ of certiorari. This decision has terminated controlled flow of solid waste to franchised locations within New Jersey. In the absence of controlled flow, franchisees facing competition from other operators of waste disposal facilities are unable to charge above-market-rate disposal fees. The reduction of such fees to competitive levels has reduced correspondingly the primary source of security for the outstanding bonds of the local authorities. The facts relevant to each local authority within New Jersey remain unique. Some local authorities have successfully implemented refunding and work-out financings. Other local authorities have eliminated revenue shortfalls through the imposition of special waste disposal taxes. In other cases, revenue shortfalls continue.

    LITIGATION. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, State agencies and State employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 ET SEQ.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.

    New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. In addition, at any given time, there are various numbers of contract and other claims against New Jersey and New Jersey agencies, including environmental claims asserted against New Jersey, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $97,354,000 for tort and medical malpractice claims pending as of December 31, 2000. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.

    Other lawsuits presently pending or threatened in which New Jersey have the potential for either a significant loss of revenue or a significant unanticipated expenditure are described in official statements

                                      D-9
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relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information.

    In addition to lawsuits presently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditure, LONEGAN, ET AL. V. STATE OF NEW JERSEY, ET AL. has been filed, challenging the constitutionality of various State statutes (collectively, the "State Contract Statutes") which authorize the issuance by various State authorities and instrumentalities of bonds (the "State Contract Bonds") that are payable from amounts to be paid by the State Treasurer, subject to annual appropriation by the State Legislature, under a contract with such authority or instrumentality. The lawsuit was filed on December 28, 2000 in the Superior Court of Bergen County seeking a judgment declaring the State Contract Statutes unconstitutional under the Constitution of the State of New Jersey (the "State Constitution"). The plaintiffs alleged that the issuance of State Contract Bonds contemplated by the State Contract Statutes involved the issuance of State debt without prior voter approval, in violation of the Debt Limitation Clause of the State Constitution, Article II, Sec. 2, Para. 3. On January 24, 2001, the Superior Court ruled in favor of the State and the named State authorities and instrumentalities (collectively, the "State Parties") by granting the State Parties' motion for summary judgment and dismissing the complaint and upholding the constitutionality of the State Contract Statutes under the State Constitution. The judge specifically found that the issuance of State Contract Bonds pursuant to the State Contract Statutes does not create a debt of the State. On January 29, 2001, the Superior Court entered an order dismissing the complaint in its entirety, and granting summary judgment in favor of the State Parties. On February 5, 2001, the plaintiffs filed a Notice of Appeal with the Superior Court, Appellate Division. On February 20, 2001, the State Parties petitioned the New Jersey Supreme Court for direct certification of the Superior Court decision. On February 22, 2001, the New Jersey Supreme Court denied direct certification, but ordered an accelerated briefing and argument schedule in the Appellate Division. On March 9, 2001, the plaintiffs filed a notice of motion in the Appellate Division seeking injunctive relief to restrain the defendants from taking any action in furtherance of the issuance and sale of State Contract Bonds. The State Parties responded on March 16, 2001, in opposition to this motion. On March 26, 2001, the Appellate Division denied the injunctive relief sought by plaintiffs. The Appellate Division heard oral argument on this matter on May 21, 2001. The New Jersey School Boards Association participated as amicus in the appeal in defense of the challenged statutes. On June 27, 2001, by a two-to-one decision, the Appellate Division affirmed the Superior Court's decision. On July 3, 2001, the plaintiffs filed a notice of appeal as of right in New Jersey Supreme Court, where the matters remain pending. On August17, 2001, the plaintiffs filed a notice of motion with the Supreme Court seeking injunctive relief to restrain the defendants from taking any action in furtherance of the issuance and sale of New Jersey State Contract Bonds and seeking to disqualify three of the Supreme Court Justices from hearing the appeal. At the same time, plaintiffs filed their merits brief with the Supreme Court. The State Parties responded on August 27, 2001 in opposition to the motion. On September 21, 2001, the Supreme Court denied both of the plaintiffs' motions. The matter has been fully briefed. Argument before the Supreme Court has not yet been scheduled.

    RATINGS. Standard & Poor's Rating Group, Moody's Investors Service and Fitch Investors Service, Inc. have assigned long-term ratings of AA+, Aa1 and AA+, respectively, to New Jersey General Obligation Bonds. There is no assurance that the ratings of New Jersey General Obligation Bonds will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of New Jersey's General Obligation Bonds.

    The various political subdivisions of New Jersey are rated independently from New Jersey by S&P and/or Moody's, if they are rated. These ratings are based upon information supplied to the rating agency by the political subdivision. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of bonds issued by the political subdivision.

                                      D-10
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PART C

                            MUTUAL FUND SELECT TRUST
                            PART C. OTHER INFORMATION

ITEM 23

Exhibit Number

(a)       Declaration of Trust (1)
(b)       By-laws (1)
(d)1      Form of Proposed Investment Advisory Agreement (1)
(d)2 Form of Proposed Sub-Advisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc. (1)
(d)3 Form of Proposed Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management (London) Limited (1)
(e)       Form of Distribution Agreement. (5)
(f)1      Form of Retirement Plan for Eligible Trustees (2)
(f)2      Form of Deferred Compensation Plan for Eligible Trustees (2)
(g)       Form of Proposed Custodian Agreement (1)
(h)1      Form of Proposed Transfer Agency Agreement (1)
(h)2      Form of Proposed Administration Agreement (1)
(i)       Opinion re: Legality of Securities being Registerered (4)
(j)       Consent of PricewaterhouseCoopers LLP
(l)       Form of Share Purchase Agreement (3)
(n)       Form of Rule 18f-3 Multi-Class Plan. (5)
(p)1      Code of Ethics, filed herein.
(p)2      Code of Ethics, filed herein.
Ex99(a)   Powers of Attorney. (5)


----------------------------

(1). Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13319) as filed with the Securities and Exchange Commission on October 2, 1996.

(2). Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

(3). Filed as an exhibit to Pre-Effective Amendment No. 1 as filed with the Securities and Exchange Commission on November 15, 1996.

(4). Filed as an exhibit to Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on December 19, 1996.

(5). Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on N-1A as filed with the Securities and Exchange Commission on September 7, 2001 (Accession Number: 0000912057-01-531573.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

     Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Adviser

The business of the Adviser is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

ITEM 27.  Principal Underwriters

     (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

     J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Master Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Growth and Income Portfolio

     (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                          Position and Offices                    Position and Offices
Name and Address                          with Distributor                        with the Registrant
-----------------                         --------------------                    --------------------
Lynn J. Mangum                            Chairman                                None
90 Park Ave.
New York, NY 10016

Margaret Warner                           Vice President                          None
Chambers
90 Park Ave.
New York, NY 10016

Charles Linn Booth                        Vice President/Compliance Officer       None
3435 Stelzer Road
Columbus, OH 43219

Dennis Sheehan                            Director                                None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                             Secretary                               None
90 Park Ave.
New York, NY 10016

Edward S. Forman                          Assistant Secretary                     None
90 Park Ave.
New York, NY 10016

Olu T. Lawal                              Fin/Op                                  None
90 Park Ave.
New York, NY 10016

Patrick William McKeon                    Vice President/Chief Compliance Officer None
90 Park Ave.
New York, NY 10016

William J. Tomko                          President                               None
3435 Stelzer Road
Columbus, OH 43219

         (c) Not applicable

ITEM 28.  Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                             ADDRESS

J.P. Morgan Fund Distributors, Inc.     1211 Avenue of the Americas
                                        New York, NY 10036

DST Systems, Inc.                       210 W. 10th Street,
                                        Kansas City, MO 64105

JP Morgan Chase Bank                    270 Park Avenue,
                                        New York, NY 10017

JPMorgan Fleming Management (USA), Inc. 522 Fifth Avenue
                                        New York, NY 10036

JP Morgan Chase Bank                    One Chase Square,
                                        Rochester, NY 14363

ITEM 29.  Management Services

            Not applicable

ITEM 30.  Undertakings

          (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

          (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 20th day of December, 2001.

                                              MUTUAL FUND SELECT TRUST


                                              By: /s/ George Gatch
                                              --------------------------
                                              George Gatch
                                              President


                                              /s/ David Wezdenko
                                              --------------------------
                                              David Wezdenko
                                              Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on December 20, 2001.

                 *                        Chairman and Trustee
     --------------------------
          Fergus Reid, III

                 *                              Trustee
     --------------------------
         William J. Armstrong

                 *                              Trustee
     --------------------------
       Roland R. Eppley, Jr.

                 *                              Trustee
     --------------------------
         Ann Maynard Gray

                 *                              Trustee
     --------------------------
          Matthew Healey

                 *                              Trustee
     --------------------------
          James Schonbachler

                 *                              Trustee
     --------------------------
        Leonard M. Spalding

                 *                              Trustee
     --------------------------
         H. Richard Vartabedian

*By: /s/ David Wezdenko
     --------------------------
         David Wezdenko
         Attorney-in-Fact

                                INDEX TO EXHIBITS

EXHIBIT NO.         DESCRIPTION OF EXHIBIT
EX-99(j)            Consent of PricewaterhouseCoopers LLP
EX-99(p)(1)         Code of Ethics
EX-99(p)(2)         Code of Ethics